UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07607

The Universal Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (100.6%)
Agency Adjustable Rate Mortgage (0.2%)
Federal National Mortgage Association,
Conventional Pool:
2.41%, 5/1/35	$381	$405

Agency Fixed Rate Mortgages (20.0%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 1/1/44	1,192	1,246
4.00%, 12/1/41	442	472
5.41%, 2/1/37 — 8/1/37	63	70
5.44%, 1/1/37 — 6/1/38	158	175
5.46%, 5/1/37 — 4/1/38	140	153
5.48%, 8/1/37 — 10/1/37	160	177
5.50%, 8/1/37 — 4/1/38	173	191
5.52%, 9/1/37 — 1/1/38	42	46
5.62%, 12/1/36 — 7/1/38	120	133
6.00%, 8/1/37 — 5/1/38	167	188
6.50%, 9/1/32	28	33
7.50%, 5/1/35	71	85
8.00%, 8/1/32	47	59
8.50%, 8/1/31	57	73
November TBA:
3.00%, 11/1/45 (a)	1,700	1,714
3.50%, 11/1/45 (a)	6,907	7,171
4.00%, 11/1/45 (a)	7,747	8,232
Federal National Mortgage Association,
Conventional Pools:
3.00%, 5/1/30 — 4/1/45	1,938	1,986
3.50%, 4/1/29	720	761
4.00%, 11/1/41 — 7/1/43	2,271	2,435
4.50%, 8/1/40 — 11/1/44	2,692	2,958
5.00%, 7/1/40	266	293
5.62%, 12/1/36	35	40
6.00%, 12/1/38	651	736
6.50%, 11/1/27 — 10/1/38	72	81
7.00%, 6/1/29 — 2/1/33	49	52
7.50%, 8/1/37	128	152
8.00%, 4/1/33	98	121
8.50%, 10/1/32	91	116
9.50%, 4/1/30	21	24
November TBA:
4.50%, 11/1/45 (a)	2,227	2,412
October TBA:
3.00%, 10/1/30 (a)	522	544
3.50%, 10/1/30 (a)	103	109
Government National Mortgage Association,
October TBA:
3.50%, 10/20/45 (a)	4,028	4,221
Various Pools:
3.50%, 12/15/43	725	764
4.00%, 7/15/44	742	795
5.48%, 9/20/37	10	11
5.56%, 7/20/37	22	24
8.00%, 6/15/26	1	1

9.00%, 1/15/25	2	2
		38,856
Asset-Backed Securities (4.7%)
American Homes 4 Rent,
6.07%, 10/17/45	490	500
CAM Mortgage LLC,
3.38%, 7/15/64 (b)	693	695
Citigroup Mortgage Loan Trust, Inc.,
5.53%, 11/25/34	139	149
CVS Pass-Through Trust,
6.04%, 12/10/28	269	304
8.35%, 7/10/31 (b)	173	223
Invitation Homes Trust,
4.96%, 8/17/32 (b)(c)	945	950
Nationstar HECM Loan Trust,
3.84%, 5/25/18 (b)	540	545
7.50%, 11/25/17 (b)	739	746
RMAT LLC,
4.83%, 6/25/35 (b)	989	992
Silver Bay Realty Trust,
3.76%, 9/17/31 (b)(c)	700	679
Skopos Auto Receivables Trust,
3.10%, 12/15/23 (b)	228	228
Specialty Underwriting & Residential Finance Trust,
0.73%, 5/25/35 (c)	64	55
U-Haul S Fleet LLC,
4.90%, 10/25/23 (b)	394	410
VOLT NPL X LLC,
4.75%, 10/26/54 (b)	493	488
VOLT XIX LLC,
5.00%, 4/25/55 (b)	300	302
VOLT XXII LLC,
4.25%, 2/25/55 (b)	300	296
VOLT XXX LLC,
4.75%, 10/25/57 (b)	400	400
VOLT XXXI LLC,
4.50%, 2/25/55 (b)	400	397
VOLT XXXIII LLC,
4.25%, 3/25/55 (b)	700	691
		9,050
Collateralized Mortgage Obligations - Agency Collateral Series (2.8%)
Federal Home Loan Mortgage Corporation,
3.72%, 6/25/48 (b)(c)	468	428
IO
0.81%, 1/25/21 (c)	5,995	151
IO REMIC
5.79%, 11/15/43 — 6/15/44(c)	4,667	834
5.84%, 4/15/39 (c)	1,558	233
IO STRIPS
7.50%, 12/1/29	7	2
Federal National Mortgage Association,
IO
6.20%, 9/25/20 (c)	3,526	701
IO REMIC
6.00%, 5/25/33 — 7/25/33	300	72
IO STRIPS
6.50%, 12/25/29 (c)	8	1
7.00%, 11/25/19 (c)	4	—@

8.00%, 4/25/24	4	1
8.00%, 6/25/35 (c)	37	9
9.00%, 11/25/26	2	1
REMIC
7.00%, 9/25/32	61	71
9.21%, 10/25/41 (d)	63	64
Government National Mortgage Association,
IO
0.83%, 8/20/58 (c)	7,598	235
3.50%, 5/20/43	1,702	349
5.00%, 2/16/41	230	46
5.84%, 11/16/40 (c)	1,874	349
5.89%, 7/16/33 (c)	3,635	348
5.93%, 6/20/43 (c)	1,577	254
6.01%, 3/20/43 (c)	1,968	344
6.28%, 5/20/40 (c)	2,342	439
IO PAC
5.93%, 10/20/41 (c)	3,749	437
		5,369
Commercial Mortgage-Backed Securities (7.4%)
Citigroup Commercial Mortgage Trust,
3.14%, 9/15/17 (b)(c)	800	754
IO
0.99%, 9/10/58	9,606	689
COMM Mortgage Trust,
4.91%, 12/10/23 (b)(c)	985	936
5.07%, 4/10/47 (b)(c)	797	737
5.21%, 8/10/46 (b)(c)	740	729
IO
0.42%, 7/10/45 (c)	12,749	152
1.17%, 10/10/47 (c)	4,249	235
1.45%, 7/15/47 (c)	3,902	278
Commercial Mortgage Trust,
5.48%, 3/10/39	400	415
CSMC Trust,
4.36%, 3/15/17 (b)(c)	200	199
GS Mortgage Securities Trust,
4.93%, 8/10/46 (b)(c)	500	475
IO
1.02%, 9/10/47 (c)	5,374	295
HILT Mortgage Trust,
3.95%, 7/15/29 (b)(c)	600	591
JP Morgan Chase Commercial Mortgage Securities Trust,
4.72%, 7/15/47 (b)(c)	1,030	904
5.46%, 12/12/43	600	611
IO
0.72%, 4/15/46 (c)	6,000	227
1.32%, 7/15/47 (c)	9,686	595
JPMBB Commercial Mortgage Securities Trust,
4.83%, 4/15/47 (b)(c)	704	636
IO
1.27%, 8/15/47 (c)	4,214	302
LB-UBS Commercial Mortgage Trust,
6.45%, 9/15/45 (c)	500	522
Wells Fargo Commercial Mortgage Trust,
3.94%, 8/15/50 (b)	870	732
4.65%, 9/15/58 (b)(c)	456	403
WF-RBS Commercial Mortgage Trust,
3.43%, 6/15/45	677	712

3.80%, 11/15/47 (b)(c)	925	761
3.99%, 5/15/47 (b)	526	450
4.28%, 5/15/45 (b)(c)	385	357
5.15%, 9/15/46 (b)(c)	735	713
		14,410
Corporate Bonds (36.9%)
Finance (14.3%)
Abbey National Treasury Services PLC,
3.05%, 8/23/18	370	382
ABN Amro Bank N.V.,
4.25%, 2/2/17 (b)	475	492
ACE INA Holdings, Inc.,
3.35%, 5/15/24	350	351
Aegon N.V.,
4.63%, 12/1/15	500	503
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
3.75%, 5/15/19	360	355
Alexandria Real Estate Equities, Inc.,
4.60%, 4/1/22	275	289
Ally Financial, Inc.,
3.25%, 2/13/18	10	10
4.13%, 3/30/20	475	471
American Campus Communities Operating Partnership LP,
3.75%, 4/15/23	200	198
American International Group, Inc.,
4.88%, 6/1/22	275	304
Banco de Credito del Peru,
6.13%, 4/24/27 (b)(c)(e)	300	310
Bank of America Corp.,
6.11%, 1/29/37	100	115
MTN
4.00%, 1/22/25	960	943
4.20%, 8/26/24	125	125
5.00%, 1/21/44	200	211
Bank of New York Mellon Corp. (The),
3.65%, 2/4/24	350	365
Barclays Bank PLC,
3.75%, 5/15/24 (e)	450	455
BNP Paribas SA,
4.25%, 10/15/24 (e)	200	199
5.00%, 1/15/21	150	169
Boston Properties LP,
3.80%, 2/1/24	145	148
BPCE SA,
5.15%, 7/21/24 (b)(e)	550	560
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	135	143
Capital One Bank, USA NA,
3.38%, 2/15/23	510	497
Capital One Financial Corp.,
2.45%, 4/24/19	125	125
Citigroup, Inc.,
4.45%, 9/29/27	175	174
5.50%, 9/13/25	550	599
6.68%, 9/13/43	100	123
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	420	394
Commonwealth Bank of Australia,
5.00%, 3/19/20 (b)(e)	250	280

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.88%, 2/8/22	25	26
3.95%, 11/9/22	625	629
Credit Agricole SA,
3.88%, 4/15/24 (b)(e)	500	518
7.88%, 1/29/49 (b)(c)(f)	200	200
Credit Suisse,
6.00%, 2/15/18	5	5
Credit Suisse AG,
6.50%, 8/8/23 (b)	350	378
DBS Group Holdings Ltd.,
2.25%, 7/16/19 (b)	500	504
Discover Bank,
7.00%, 4/15/20	320	371
Discover Financial Services,
3.95%, 11/6/24	275	271
Five Corners Funding Trust,
4.42%, 11/15/23 (b)	275	288
General Electric Capital Corp.,
5.30%, 2/11/21	340	391
MTN
5.88%, 1/14/38	130	162
Series G
6.00%, 8/7/19	375	434
Genworth Holdings, Inc.,
7.20%, 2/15/21	200	201
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	435	521
MTN
4.80%, 7/8/44	175	178
Goodman Funding Pty Ltd.,
6.38%, 4/15/21 (b)	425	489
Hartford Financial Services Group, Inc. (The),
5.50%, 3/30/20	365	411
HBOS PLC,
6.75%, 5/21/18 (b)	565	624
Healthcare Trust of America Holdings LP,
3.70%, 4/15/23	325	319
HSBC Finance Corp.,
6.68%, 1/15/21	225	264
HSBC Holdings PLC,
4.25%, 3/14/24	550	547
6.38%, 12/29/49 (c)(f)	200	192
HSBC USA, Inc.,
3.50%, 6/23/24 (e)	250	255
ING Bank N.V.,
5.80%, 9/25/23 (b)	320	347
ING Groep N.V.,
6.00%, 4/16/20 (c)(e)(f)	200	197
Intesa Sanpaolo SpA,
5.25%, 1/12/24	300	321
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
7.38%, 4/1/20 (b)	495	480
JPMorgan Chase & Co.,
3.13%, 1/23/25	875	845
3.20%, 1/25/23	285	283
4.13%, 12/15/26	300	299
4.63%, 5/10/21	65	71
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (b)	125	122

Lloyds Bank PLC,
6.50%, 9/14/20 (b)	370	427
Macquarie Bank Ltd.,
6.63%, 4/7/21 (b)	260	292
Nationwide Building Society,
3.90%, 7/21/25 (b)	200	205
6.25%, 2/25/20 (b)	545	640
PNC Financial Services Group, Inc. (The),
3.90%, 4/29/24 (e)	190	193
Principal Financial Group, Inc.,
1.85%, 11/15/17	450	453
Prudential Financial, Inc.,
6.63%, 12/1/37	165	207
QBE Capital Funding III Ltd.,
7.25%, 5/24/41 (b)(c)	325	364
Realty Income Corp.,
3.25%, 10/15/22	350	342
Standard Chartered PLC,
3.95%, 1/11/23 (b)	235	219
Swedbank AB,
2.38%, 2/27/19 (b)	270	274
TD Ameritrade Holding Corp.,
3.63%, 4/1/25	475	487
UBS Group Funding Co.,
2.95%, 9/24/20	525	527
UnitedHealth Group, Inc.,
2.88%, 3/15/23 (e)	750	748
3.75%, 7/15/25	300	310
VEREIT, Inc.,
3.00%, 8/1/18	500	475
WEA Finance LLC/Westfield UK & Europe Finance PLC,
3.25%, 10/5/20 (b)(g)	450	455
Wells Fargo & Co.,
4.13%, 8/15/23	170	177
5.61%, 1/15/44	250	280
Series M
3.45%, 2/13/23	245	244
		27,752
Industrials (21.5%)
21st Century Fox America, Inc.,
4.75%, 9/15/44	500	494
ABB Treasury Center USA, Inc.,
2.50%, 6/15/16 (b)	580	586
AbbVie, Inc.,
3.60%, 5/14/25	300	296
Actavis Funding SCS,
3.80%, 3/15/25	95	92
4.75%, 3/15/45	215	196
ADT Corp. (The),
3.50%, 7/15/22	475	423
Albea Beauty Holdings SA,
8.38%, 11/1/19 (b)	400	422
Altria Group, Inc.,
2.85%, 8/9/22	25	24
5.38%, 1/31/44	260	284
Amazon.com, Inc.,
3.80%, 12/5/24	475	487
Anadarko Petroleum Corp.,
6.45%, 9/15/36	225	248

Anglo American Capital PLC,
3.63%, 5/14/20 (b)(e)	600	524
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24 (e)	425	431
Apple, Inc.,
2.40%, 5/3/23	265	257
4.45%, 5/6/44	250	249
AT&T, Inc.,
5.55%, 8/15/41	550	560
6.30%, 1/15/38	80	88
Baidu, Inc.,
2.75%, 6/9/19	450	447
Barrick Gold Corp.,
4.10%, 5/1/23	235	208
BAT International Finance PLC,
3.50%, 6/15/22 (b)	225	232
Baxalta, Inc.,
4.00%, 6/23/25 (b)	600	602
Bayer US Finance LLC,
3.38%, 10/8/24 (b)	200	201
BHP Billiton Finance USA Ltd.,
5.00%, 9/30/43	150	152
Biogen, Inc.,
4.05%, 9/15/25	350	354
Boston Scientific Corp.,
3.85%, 5/15/25	425	419
BP Capital Markets PLC,
3.25%, 5/6/22	425	428
3.51%, 3/17/25 (e)	375	371
Cardinal Health, Inc.,
3.75%, 9/15/25	500	509
Caterpillar, Inc.,
3.80%, 8/15/42 (e)	275	253
CBS Corp.,
4.60%, 1/15/45	175	155
CCO Safari II LLC,
4.91%, 7/23/25 (b)	550	548
CEVA Group PLC,
7.00%, 3/1/21 (b)	335	298
Citrix Systems, Inc.,
0.50%, 4/15/19 (e)	400	424
CNH Industrial Capital LLC,
3.25%, 2/1/17	278	274
Coca-Cola Co.,
3.20%, 11/1/23	350	360
Comcast Corp.,
4.60%, 8/15/45	210	215
ConAgra Foods, Inc.,
4.65%, 1/25/43	275	251
Continental Airlines Pass-Thru Certificates,
6.13%, 4/29/18	150	156
Crown Castle International Corp.,
5.25%, 1/15/23	5	5
Daimler Finance North America LLC,
2.25%, 7/31/19 (b)	465	453
DCP Midstream LLC,
5.35%, 3/15/20 (b)	180	175
DCP Midstream Operating LP,
3.88%, 3/15/23	300	251
Denbury Resources, Inc.,
5.50%, 5/1/22	156	94

Devon Energy Corp.,
4.75%, 5/15/42	100	89
DirecTV Holdings LLC/DIRECTV Financing Co., Inc.,
5.15%, 3/15/42	50	47
Dollar Tree, Inc.,
5.75%, 3/1/23 (b)	325	339
Eldorado Gold Corp.,
6.13%, 12/15/20 (b)	295	260
EnLink Midstream Partners LP,
5.60%, 4/1/44	200	183
Ensco PLC,
5.75%, 10/1/44	200	139
Experian Finance PLC,
2.38%, 6/15/17 (b)	495	498
Ford Motor Credit Co., LLC,
5.00%, 5/15/18	400	426
Freeport-McMoRan, Inc.,
3.88%, 3/15/23	150	112
General Motors Financial Co., Inc.,
4.00%, 1/15/25	225	213
4.30%, 7/13/25	300	291
4.38%, 9/25/21	375	383
Gilead Sciences, Inc.,
3.65%, 3/1/26	300	302
4.80%, 4/1/44	200	202
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	125	159
Glencore Funding LLC,
4.13%, 5/30/23 (b)	370	292
Goldcorp, Inc.,
3.70%, 3/15/23 (e)	436	406
Harley-Davidson Funding Corp.,
6.80%, 6/15/18 (b)	290	328
HCA, Inc.,
4.75%, 5/1/23	340	342
Heathrow Funding Ltd.,
4.88%, 7/15/21 (b)	435	479
Hilcorp Energy I LP/Hilcorp Finance Co.,
5.75%, 10/1/25 (b)	290	257
Home Depot, Inc.,
5.88%, 12/16/36	350	431
HP Enterprise Co.,
4.90%, 10/15/25	525	524
Illumina, Inc.,
0.00%, 6/15/19 (e)	332	366
Intel Corp.,
2.70%, 12/15/22	300	295
2.95%, 12/15/35 (Convertible)	313	381
International Business Machines Corp.,
1.88%, 5/15/19 (e)	450	454
Kinder Morgan, Inc.,
4.30%, 6/1/25 (e)	275	247
5.55%, 6/1/45	425	354
5.63%, 11/15/23 (b)	250	245
Kraft Foods Group, Inc.,
5.38%, 2/10/20	26	29
Lundin Mining Corp.,
7.50%, 11/1/20 (b)	314	305
LVMH Moet Hennessy Louis Vuitton SE,
1.63%, 6/29/17 (b)	75	76

LyondellBasell Industries N.V.,
4.63%, 2/26/55	300	255
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
5.50%, 4/15/25 (b)	500	447
MasTec, Inc.,
4.88%, 3/15/23	465	386
McDonald’s Corp.,
4.60%, 5/26/45	300	300
Medtronic, Inc.,
3.63%, 3/15/24	340	349
4.63%, 3/15/45	200	207
Merck & Co., Inc.,
2.80%, 5/18/23	300	298
Motorola Solutions, Inc.,
4.00%, 9/1/24	275	249
NBC Universal Media LLC,
2.88%, 1/15/23	175	174
5.95%, 4/1/41	150	180
NBCUniversal Enterprise, Inc.,
1.97%, 4/15/19 (b)	100	101
NetApp, Inc.,
2.00%, 12/15/17	150	150
Netflix, Inc.,
5.50%, 2/15/22 (b)	480	487
Noble Energy, Inc.,
3.90%, 11/15/24 (e)	225	210
5.05%, 11/15/44	200	174
NOVA Chemicals Corp.,
5.25%, 8/1/23 (b)	415	404
Novartis Capital Corp.,
4.40%, 5/6/44	225	243
Nuance Communications, Inc.,
2.75%, 11/1/31	253	259
NVIDIA Corp.,
1.00%, 12/1/18	350	462
Omnicom Group, Inc.,
3.65%, 11/1/24	215	212
ON Semiconductor Corp.,
2.63%, 12/15/26	227	255
Ooredoo International Finance Ltd.,
3.25%, 2/21/23 (b)	350	341
Orange SA,
9.00%, 3/1/31	15	21
PepsiCo, Inc.,
3.60%, 3/1/24	425	442
Philip Morris International, Inc.,
2.50%, 8/22/22	365	357
Phillips 66 Partners LP,
4.68%, 2/15/45	150	124
QUALCOMM, Inc.,
4.65%, 5/20/35	425	389
Quest Diagnostics, Inc.,
2.70%, 4/1/19 (e)	900	908
QVC, Inc.,
4.38%, 3/15/23	325	316
Resort at Summerlin LP,
13.00%, 12/15/07 (h)(i)(j)(k)(l)	299	—
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
9.50%, 6/15/19 (b)	96	100
Rowan Cos., Inc.,
5.85%, 1/15/44 (e)	150	94

SanDisk Corp.,
0.50%, 10/15/20	600	584
Schlumberger Norge AS,
1.25%, 8/1/17 (b)	225	224
Shell International Finance BV,
3.25%, 5/11/25	400	396
Siemens Financieringsmaatschappij N.V.,
3.25%, 5/27/25 (b)(e)	450	451
SK Telecom Co., Ltd.,
2.13%, 5/1/18 (b)	200	201
Spectra Energy Capital LLC,
3.30%, 3/15/23	450	405
Spectrum Brands, Inc.,
5.75%, 7/15/25 (b)	100	102
T-Mobile USA, Inc.,
6.73%, 4/28/22	375	375
Target Corp.,
4.00%, 7/1/42	150	148
Telstra Corp., Ltd.,
3.13%, 4/7/25 (b)	240	234
Tiffany & Co.,
4.90%, 10/1/44	75	73
Time Warner Cable, Inc.,
4.50%, 9/15/42	375	298
Total Capital International SA,
2.88%, 2/17/22	50	50
Transocean, Inc.,
4.30%, 10/15/22	300	187
6.88%, 12/15/21 (e)	250	187
Tyco International Finance SA,
3.90%, 2/14/26	350	355
Tyson Foods, Inc.,
3.95%, 8/15/24	115	117
United Airlines Pass-Through Trust,
4.00%, 4/11/26	600	614
United Technologies Corp.,
4.50%, 6/1/42	100	102
Vale Overseas Ltd.,
5.63%, 9/15/19 (e)	50	50
6.88%, 11/10/39	5	4
Verizon Communications, Inc.,
3.50%, 11/1/24	350	345
4.67%, 3/15/55	777	672
5.01%, 8/21/54	259	237
Volkswagen Group of America Finance LLC,
2.40%, 5/22/20 (b)(e)	525	488
Wal-Mart Stores, Inc.,
5.25%, 9/1/35	285	330
Wesfarmers Ltd.,
2.98%, 5/18/16 (b)	290	293
Williams Partners LP/ACMP Finance Corp.,
4.88%, 5/15/23	425	394
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/1/25 (b)(e)	430	370
Yahoo!, Inc.,
0.00%, 12/1/18	425	413
Yum! Brands, Inc.,
3.88%, 11/1/20	650	681
ZF North America Capital, Inc.,
4.50%, 4/29/22 (b)	475	451

Zimmer Biomet Holdings, Inc.,
5.75%, 11/30/39	190		209
			41,884
Utilities (1.1%)
Boston Gas Co.,
4.49%, 2/15/42 (b)	275		282
CEZ AS,
4.25%, 4/3/22 (b)	210		222
CMS Energy Corp.,
5.05%, 3/15/22	50		55
Exelon Generation Co., LLC,
6.25%, 10/1/39	375		400
Jersey Central Power & Light Co.,
4.70%, 4/1/24 (b)(e)	575		603
PPL WEM Ltd./Western Power Distribution Ltd.,
3.90%, 5/1/16 (b)	460		466
TransAlta Corp.,
4.50%, 11/15/22	50		49
			2,077
			71,713
Mortgages - Other (8.7%)
Alternative Loan Trust,
5.50%, 2/25/36 — 5/25/36	90		84
6.00%, 4/25/36 — 7/25/37	211		186
PAC
5.50%, 2/25/36	8		7
6.00%, 4/25/36	29		26
Banc of America Alternative Loan Trust,
0.84%, 7/25/46 (c)	344		234
5.50%, 10/25/35	1,560		1,453
5.86%, 10/25/36	522		331
6.00%, 4/25/36	303		313
Banc of America Funding Trust,
6.00%, 7/25/37	39		31
ChaseFlex Trust,
6.00%, 2/25/37	635		547
Credit Suisse First Boston Mortgage Securities Corp.,
6.50%, 11/25/35	1,050		531
Fannie Mae Connecticut Avenue Securities,
4.19%, 5/25/25 (c)	671		640
5.09%, 11/25/24 (c)	698		701
5.19%, 7/25/25 (c)	500		499
First Horizon Alternative Mortgage Securities Trust,
6.00%, 8/25/36	21		17
6.25%, 8/25/36	302		242
Freddie Mac Structured Agency Credit Risk Debt Notes,
3.49%, 10/25/27 (c)	400		379
3.94%, 9/25/24 (c)	317		298
4.19%, 8/25/24 (c)	306		300
4.44%, 11/25/23 (c)	700		700
4.74%, 10/25/24 (c)	901		903
Freddie Mac Whole Loan Securities Trust,
3.50%, 5/25/45	548		557
3.88%, 5/25/45 (b)(c)	249		214
4.00%, 5/25/45	215		222
Grifonas Finance PLC,
0.32%, 8/28/39 (c)	EUR	490	392

GSMSC Pass-Through Trust,
7.50%, 9/25/36 (b)(c)	$472		385
GSR Mortgage Loan Trust,
5.75%, 1/25/37	375		364
HarborView Mortgage Loan Trust,
0.41%, 1/19/38 (c)	275		234
Impac CMB Trust,
0.93%, 4/25/35 (c)	278		210
JP Morgan Alternative Loan Trust,
6.00%, 12/25/35 — 8/25/36	296		286
JP Morgan Mortgage Trust,
2.74%, 6/25/37 (c)	135		125
6.00%, 6/25/37	126		123
Lehman Mortgage Trust,
5.50%, 11/25/35 — 2/25/36	676		651
6.50%, 9/25/37	1,308		1,068
RALI Trust,
0.38%, 12/25/36 (c)	796		621
0.69%, 3/25/35 (c)	619		459
5.50%, 12/25/34	969		971
6.00%, 4/25/36 — 1/25/37	629		520
PAC
6.00%, 4/25/36	31		27
Residential Asset Securitization Trust,
6.00%, 7/25/36	45		40
Springleaf Mortgage Loan Trust,
3.56%, 12/25/59 (b)(c)	650		652
Washington Mutual Mortgage Pass-Through Certificates Trust,
0.97%, 4/25/47 (c)	517		394
			16,937
Municipal Bonds (0.9%)
City of Chicago, IL,
6.40%, 1/1/40	115		143
City of New York, NY,
5.97%, 3/1/36	245		302
Illinois State Toll Highway Authority,
6.18%, 1/1/34	705		877
Municipal Electric Authority of Georgia,
6.66%, 4/1/57	435		511
			1,833
Sovereign (8.0%)
Brazilian Government International Bond,
4.25%, 1/7/25 (e)	200		175
5.63%, 1/7/41 (e)	218		178
EUROFIMA,
6.25%, 12/28/18	AUD	1,205	944
Hungary Government Bond,
5.50%, 6/24/25	HUF	153,920	648
Italy Buoni Poliennali Del Tesoro,
2.35%, 9/15/24 (b)	EUR	1,801	2,277
KazMunayGas National Co., JSC,
9.13%, 7/2/18 (b)	$100		109
Mexican Bonos,
10.00%, 12/5/24	MXN	21,000	1,586
Mexico Government International Bond,
3.63%, 3/15/22	$866		876
New Zealand Government Bond,
5.50%, 4/15/23	NZD	1,900	1,422

Pertamina Persero PT,
4.88%, 5/3/22	$1,700		1,621
Peruvian Government International Bond,
7.35%, 7/21/25 (e)	10		13
8.75%, 11/21/33	16		23
Petroleos de Venezuela SA,
6.00%, 11/15/26	550		177
Petroleos Mexicanos,
5.50%, 1/21/21	60		63
6.38%, 1/23/45	300		271
6.63%, 6/15/35 — 6/15/38	58		54
8.00%, 5/3/19	15		17
Philippine Government International Bond,
6.38%, 10/23/34	425		557
Portugal Obrigacoes do Tesouro OT,
3.88%, 2/15/30 (b)	EUR	1,040	1,295
Romania Government Bond,
4.75%, 2/24/25	RON	4,645	1,282
South Africa Government Bond,
8.00%, 1/31/30	ZAR	17,150	1,153
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (b)	EUR	658	705
Turkey Government International Bond,
6.75%, 4/3/18	$100		108
6.88%, 3/17/36	17		19
8.00%, 2/14/34	15		18
11.88%, 1/15/30	19		30
			15,621
U.S. Agency Security (1.7%)
Federal Home Loan Mortgage Corporation
1.25%, 10/2/19	3,200		3,195

U.S. Treasury Securities (9.3%)
U.S. Treasury Bond
2.75%, 11/15/42	4,350		4,237
U.S. Treasury Inflation Indexed Bond
0.25%, 1/15/25	7,731		7,418
U.S. Treasury Note
1.50%, 5/31/19	6,400		6,486
			18,141
Total Fixed Income Securities (Cost $195,494)			195,530

Shares
Short-Term Investments (16.1%)
Securities held as Collateral on Loaned Securities (3.0%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (m)	5,130,058	5,130

	Face Amount (000)	Value (000)
Repurchase Agreements (0.4%)
Barclays Capital, Inc., (0.10%, dated 9/30/15, due 10/1/15; proceeds $430; fully collateralized by a U.S. Government obligation; 3.13% due 8/15/44; valued at $438)	$430	430
BNP Paribas Securities Corp., (0.09%, dated 9/30/15, due 10/1/15; proceeds $307; fully collateralized by various U.S. Government agency securities; 0.00% - 7.25% due 11/5/15 - 10/11/33 and U.S. Government obligations; 0.00% - 1.88% due 10/15/15 - 9/30/17; valued at $313)	307	307
		737
Total Securities held as Collateral on Loaned Securities (Cost $5,867)		5,867

	Shares
Investment Company (12.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (m) (Cost $24,123)	24,123,081	24,123

	Face Amount (000)
U.S. Treasury Security (0.7%)
U.S. Treasury Bill
0.26%, 3/10/16 (n)(o) (Cost $1,422)	$1,424	1,424
Total Short-Term Investments (Cost $31,412)		31,414
Total Investments (116.7%) (Cost $226,906) Including $10,530 of Securities Loaned (p)(q)		226,944
Liabilities in Excess of Other Assets (-16.7%)		(32,435)
Net Assets (100.0%)		$194,509

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2015.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2015.
(e)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2015 were approximately $10,530,000 and $10,708,000, respectively. The Portfolio received cash collateral of approximately $6,263,000, of which approximately $5,867,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2015, there was uninvested cash collateral of approximately $396,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $4,445,000 was received in the form of U.S. Government agency securities and U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2015.

(g)	When-issued security.

(h)	Issuer in bankruptcy.
(i)	Acquired through exchange offer.
(j)	Non-income producing security; bond in default.
(k)	Security has been deemed illiquid at September 30, 2015.
(l)

At September 30, 2015, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(m)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $24,000 relating to the Portfolio’s investment in the Liquidity Funds.

(n)	Rate shown is the yield to maturity at September 30, 2015.
(o)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(p)

Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(q)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,198,000 and the aggregate gross unrealized depreciation is approximately $4,160,000 resulting in net unrealized appreciation of approximately $38,000.

@	Value is less than $500.
IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at September 30, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Citibank NA	EUR	4,703	$5,255	10/5/15	USD	5,296	$5,296	$41
Citibank NA	NOK	9	1	10/5/15	USD	1	1	—@
Deutsche Bank AG	MXN	27,365	1,619	10/5/15	USD	1,618	1,618	(1)
Deutsche Bank AG	PLN	15	4	10/5/15	USD	4	4	—@
Deutsche Bank AG	USD	10	10	10/5/15	CHF	10	10	(—@	)
HSBC Bank PLC	NZD	2,202	1,408	10/5/15	USD	1,393	1,393	(15)
JPMorgan Chase Bank NA	HUF	180,832	645	10/5/15	USD	647	647	2
JPMorgan Chase Bank NA	SEK	9	1	10/5/15	USD	1	1	(—@	)
UBS AG	CHF	10	10	10/5/15	USD	10	10	(—@	)
UBS AG	JPY	1,207	10	10/5/15	USD	10	10	—@
UBS AG	RON	2,628	665	10/5/15	USD	667	667	2
UBS AG	RON	2,527	638	10/5/15	USD	641	641	3
UBS AG	TRY	60	20	10/5/15	USD	20	20	—@
UBS AG	USD	2	2	10/5/15	BRL	8	2	(—@	)
UBS AG	USD	9	9	10/5/15	CAD	11	9	(—@	)
UBS AG	USD	727	727	10/5/15	EUR	642	717	(10)
UBS AG	ZAR	16,475	1,188	10/5/15	USD	1,222	1,222	34
JPMorgan Chase Bank NA	AUD	1,358	952	10/6/15	USD	956	956	4
UBS AG	USD	10	10	11/4/15	CHF	10	10	—@
			$13,174				$13,234	$60

Futures Contracts:

The Portfolio had the following futures contracts open at September 30, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	19	$4,162	Dec-15	$12
U.S. Treasury 5 yr. Note	111	13,377	Dec-15	73
U.S. Treasury Long Bond	57	8,969	Dec-15	164
U.S. Treasury Ultra Long Bond	3	481	Dec-15	4

Short:
U.S. Treasury 10 yr. Note	207	(26,648)	Dec-15	(356)
				$(103)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at September 30, 2015:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Yum! Brands, Inc.	Buy	$900	1.00%	12/20/18	$(16)	$1	$(15)	BBB
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	895	1.00	3/20/19	17	(32)	(15)	BBB+
Deutsche Bank AG
CMBX.NA.BB.60	Sell	500	5.00	5/11/63	4	(21)	(17)	NR
Goldman Sachs International
CMBX.NA.BB.60	Sell	395	5.00	5/11/63	(—@ )	(13)	(13)	NR
Morgan Stanley & Co., LLC*
CDX.NA.IG.24	Buy	2,675	1.00	6/20/20	(51)	36	(15)	NR
		$5,365			$(46)	$(29)	$(75)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at September 30, 2015:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Depreciation (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.73%	3/9/20	$8,200	$(161)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.49	6/9/25	3,500	(183)
						$(344)

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR		London Interbank Offered Rate.
NR		Not rated.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc

EUR	—	Euro
HUF	—	Hungarian Forint
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RON	—	Romanian New Leu
SEK	—	Swedish Krona
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition**

Classification	Percentage of Total Investments
Industrials	18.9%
Agency Fixed Rate Mortgages	17.6
Finance	12.5
Short-Term Investments	11.6
Other***	9.9
U.S. Treasury Securities	8.2
Mortgages - Other	7.7
Sovereign	7.1
Commercial Mortgage-Backed Securities	6.5
Total Investments	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2015.
***	Industries and/or investment types representing less than 5% of total investments.
****

Does not include open long/short futures contracts with an underlying face amount of approximately $53,637,000 with net unrealized depreciation of approximately $103,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $60,000 and does not include open swap agreements with net unrealized depreciation of approximately $373,000.

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (96.4%)
Argentina (0.6%)
Sovereign (0.6%)
Republic of Argentina,
2.50%, 12/31/38 (a)(b)(c)	$2,400	$1,393

Brazil (5.5%)
Corporate Bonds (3.0%)
Banco Safra SA,
6.75%, 1/27/21	870	861
6.75%, 1/27/21 (d)	1,280	1,267
CIMPOR Financial Operations BV,
5.75%, 7/17/24 (d)	1,458	993
Embraer Netherlands Finance BV,
5.05%, 6/15/25	1,375	1,276
Minerva Luxembourg SA,
8.75%, 4/3/19 (d)(e)(f)(g)	1,400	1,246
Odebrecht Offshore Drilling Finance Ltd.,
6.63%, 10/1/23 (d)	672	176
6.75%, 10/1/23 (d)	4,114	1,125
		6,944
Sovereign (2.5%)
Brazil Minas SPE via State of Minas Gerais,
5.33%, 2/15/28 (d)	4,150	3,299
Brazilian Government International Bond,
5.00%, 1/27/45	3,309	2,490
		5,789
		12,733
Chile (4.1%)
Corporate Bonds (1.2%)
Colbun SA,
4.50%, 7/10/24 (d)	1,530	1,523
Empresa Electrica Angamos SA,
4.88%, 5/25/29 (d)	1,405	1,329
		2,852
Sovereign (2.9%)
Corporación Nacional del Cobre de Chile,
4.88%, 11/4/44 (d)(g)	2,080	1,769
Empresa Nacional del Petroleo,
4.75%, 12/6/21 (g)	2,967	3,019
5.25%, 8/10/20	2,000	2,095
		6,883
		9,735
China (3.8%)
Sovereign (3.8%)
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	7,770	8,107
Three Gorges Finance I Cayman Islands Ltd.,
3.70%, 6/10/25 (d)	838	856
		8,963

Colombia (2.4%)
Corporate Bond (0.2%)
Ecopetrol SA,
5.88%, 5/28/45	628	482

Sovereign (2.2%)
Colombia Government International Bond,
4.38%, 7/12/21 (g)	530	541
5.00%, 6/15/45	3,000	2,587
11.75%, 2/25/20 (g)	1,550	2,058
		5,186
		5,668
Croatia (1.6%)
Sovereign (1.6%)
Croatia Government International Bond,
5.50%, 4/4/23	1,620	1,665
6.00%, 1/26/24 (d)	2,040	2,156
		3,821
Dominican Republic (2.2%)
Sovereign (2.2%)
Dominican Republic International Bond,
6.85%, 1/27/45 (d)	4,464	4,319
7.45%, 4/30/44 (d)	739	759
		5,078
Ecuador (0.6%)
Sovereign (0.6%)
Ecuador Government International Bond,
10.50%, 3/24/20	1,830	1,382

El Salvador (0.4%)
Sovereign (0.4%)
El Salvador Government International Bond,
6.38%, 1/18/27 (d)	1,130	997

Ethiopia (0.7%)
Sovereign (0.7%)
Federal Democratic Republic of Ethiopia,
6.63%, 12/11/24 (d)	1,900	1,746

Gabon (0.5%)
Sovereign (0.5%)
Gabonese Republic,
6.95%, 6/16/25 (d)	1,310	1,106

Honduras (0.5%)
Sovereign (0.5%)
Republic of Honduras,
8.75%, 12/16/20	1,160	1,290

Hungary (3.9%)
Sovereign (3.9%)
Hungary Government International Bond,
5.38%, 3/25/24	2,502	2,721
5.75%, 11/22/23	4,640	5,173
6.38%, 3/29/21	1,110	1,270
		9,164
Indonesia (9.2%)
Sovereign (9.2%)
Indonesia Government International Bond,
5.13%, 1/15/45 (d)(g)	1,650	1,454
5.88%, 1/15/24 (d)	1,210	1,284
7.75%, 1/17/38	2,925	3,447
Majapahit Holding BV,
7.75%, 1/20/20	3,850	4,293
Pertamina Persero PT,
4.30%, 5/20/23	2,000	1,832
4.88%, 5/3/22	2,900	2,766
5.25%, 5/23/21	200	198
6.45%, 5/30/44 (d)	1,870	1,631
Perusahaan Listrik Negara PT,
5.50%, 11/22/21	4,660	4,707
		21,612
Iraq (0.4%)
Sovereign (0.4%)
Republic of Iraq,
5.80%, 1/15/28	1,250	867

Ivory Coast (1.5%)
Sovereign (1.5%)
Ivory Coast Government International Bond,
5.38%, 7/23/24 (d)	780	685
5.75%, 12/31/32	3,230	2,828
		3,513
Jamaica (0.8%)
Sovereign (0.8%)
Jamaica Government International Bond,
7.63%, 7/9/25	920	1,008
7.88%, 7/28/45	940	942
		1,950
Kazakhstan (3.9%)
Sovereign (3.9%)
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (d)	1,770	1,518
KazAgro National Management Holding JSC,
4.63%, 5/24/23 (d)	2,120	1,699
Kazakhstan Government International Bond,
5.13%, 7/21/25 (d)	2,000	1,935
KazMunayGas National Co., JSC,
6.00%, 11/7/44 (d)	2,130	1,568
9.13%, 7/2/18	2,230	2,424
		9,144

Kenya (1.2%)
Sovereign (1.2%)
Kenya Government International Bond,
6.88%, 6/24/24 (d)	3,030	2,760

Lithuania (1.0%)
Sovereign (1.0%)
Lithuania Government International Bond,
6.63%, 2/1/22	1,080	1,307
7.38%, 2/11/20	925	1,112
		2,419
Mexico (13.5%)
Corporate Bonds (4.5%)
Alfa SAB de CV,
6.88%, 3/25/44	1,440	1,404
Cemex Finance LLC,
9.38%, 10/12/22	2,200	2,351
Elementia SAB de CV,
5.50%, 1/15/25 (d)	800	752
Fermaca Enterprises S de RL de CV,
6.38%, 3/30/38 (d)	2,579	2,450
Nemak SAB de CV,
5.50%, 2/28/23 (d)	1,560	1,537
5.50%, 2/28/23	2,000	1,970
		10,464
Sovereign (9.0%)
Mexico Government International Bond,
4.00%, 10/2/23	1,500	1,531
4.60%, 1/23/46	2,530	2,261
6.05%, 1/11/40	1,482	1,628
Petroleos Mexicanos,
4.88%, 1/24/22	5,090	5,053
5.63%, 1/23/46 (d)	2,200	1,799
6.38%, 1/23/45	2,860	2,584
6.50%, 6/2/41	2,330	2,155
6.63%, 6/15/38	1,176	1,079
8.00%, 5/3/19	1,176	1,334
8.63%, 12/1/23	1,350	1,609
		21,033
		31,497
Pakistan (0.4%)
Sovereign (0.4%)
Islamic Republic of Pakistan,
8.25%, 9/30/25 (d)	970	997

Panama (2.3%)
Sovereign (2.3%)
Panama Government International Bond,
4.00%, 9/22/24	1,594	1,580
5.20%, 1/30/20	1,930	2,087
8.88%, 9/30/27	1,183	1,632
		5,299

Paraguay (1.0%)
Sovereign (1.0%)
Republic of Paraguay,
4.63%, 1/25/23 (d)(g)	880	869
6.10%, 8/11/44 (d)	1,580	1,552
		2,421
Peru (2.9%)
Corporate Bonds (1.4%)
Banco de Credito del Peru,
6.13%, 4/24/27 (d)(f)(g)	2,280	2,360
Union Andina de Cementos SAA,
5.88%, 10/30/21 (d)(g)	1,040	1,003
		3,363
Sovereign (1.5%)
Corporación Financiera de Desarrollo SA,
5.25%, 7/15/29 (d)(f)	1,298	1,279
Fondo MIVIVIENDA SA,
3.50%, 1/31/23 (d)(g)	207	193
Peruvian Government International Bond,
6.55%, 3/14/37	1,800	2,074
		3,546
		6,909
Philippines (4.7%)
Sovereign (4.7%)
Philippine Government International Bond,
3.95%, 1/20/40	3,196	3,239
8.38%, 6/17/19	547	674
9.50%, 2/2/30	4,391	6,997
		10,910
Poland (2.1%)
Sovereign (2.1%)
Poland Government International Bond,
3.00%, 3/17/23	3,950	3,952
4.00%, 1/22/24	650	689
5.00%, 3/23/22	250	280
		4,921
Russia (7.0%)
Sovereign (7.0%)
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22	15,200	15,240
5.63%, 4/4/42	1,200	1,128
		16,368
Serbia (1.0%)
Sovereign (1.0%)
Republic of Serbia,
4.88%, 2/25/20	850	861
7.25%, 9/28/21	1,335	1,500
		2,361

South Africa (3.0%)
Corporate Bond (0.5%)
MTN Mauritius Investments Ltd.,
4.76%, 11/11/24 (d)	1,140	1,141

Sovereign (2.5%)
Eskom Holdings SOC Ltd.,
5.75%, 1/26/21 (d)	3,278	3,090
7.13%, 2/11/25 (d)(g)	2,080	1,967
Transnet SOC Ltd.,
4.00%, 7/26/22 (d)(g)	950	880
		5,937
		7,078
Sri Lanka (1.1%)
Sovereign (1.1%)
Sri Lanka Government International Bond,
5.88%, 7/25/22 (d)	580	562
5.88%, 7/25/22	1,340	1,300
6.25%, 10/4/20	139	141
6.25%, 10/4/20 (d)	510	518
		2,521
Tunisia (0.5%)
Sovereign (0.5%)
Banque Centrale de Tunisie SA,
5.75%, 1/30/25 (d)	1,300	1,243

Turkey (6.2%)
Sovereign (6.2%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (d)	3,210	3,275
Turkey Government International Bond,
3.25%, 3/23/23	740	660
4.88%, 4/16/43	2,000	1,673
5.63%, 3/30/21	7,200	7,532
6.88%, 3/17/36	1,200	1,302
		14,442
Venezuela (5.6%)
Sovereign (5.6%)
Petroleos de Venezuela SA,
6.00%, 11/15/26	21,890	7,058
8.50%, 11/2/17	4,855	3,253
9.00%, 11/17/21	3,400	1,233
Venezuela Government International Bond,
6.00%, 12/9/20	880	295
9.00%, 5/7/23	2,030	705
11.75%, 10/21/26	1,240	487
		13,031
Zambia (0.3%)
Sovereign (0.3%)
Zambia Government International Bond,
8.97%, 7/30/27 (d)	780	620
Total Fixed Income Securities (Cost $246,457)		225,959

	No. of Warrants
Warrants (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (f)(h)	750	100

Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (f)(h)	3,750	35
Total Warrants (Cost $—)		135

	Shares	Value (000)
Short-Term Investments (5.6%)
Securities held as Collateral on Loaned Securities (3.7%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i)	7,551,999	7,552

	Face Amount (000)
Repurchase Agreements (0.5%)
Barclays Capital, Inc., (0.10%, dated 9/30/15, due 10/1/15; proceeds $633; fully collateralized by a U.S. Government obligation; 3.13% due 8/15/44; valued at $645)	$633	633
BNP Paribas Securities Corp., (0.09%, dated 9/30/15, due 10/1/15; proceeds $452; fully collateralized by various U.S. Government agency securities; 0.00% - 7.25% due 11/5/15 - 10/11/33 and U.S. Government obligations; 0.00% - 1.88% due 10/15/15 - 9/30/17; valued at $461)	452	452
		1,085
Total Securities held as Collateral on Loaned Securities (Cost $8,637)		8,637

	Shares
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i) (Cost $4,387)	4,387,149	4,387
Total Short-Term Investments (Cost $13,024)		13,024
Total Investments (102.1%) (Cost $259,481) Including $10,850 of Securities Loaned (j)(k)		239,118
Liabilities in Excess of Other Assets (-2.1%)		(4,990)
Net Assets (100.0%)		$234,128

(a)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2015. Maturity date disclosed is the ultimate maturity date.

(b)	Issuer in bankruptcy.
(c)	Non-income producing security; bond in default.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2015.

(f)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2015.
(g)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2015 were approximately $10,850,000 and $11,029,000, respectively. The Portfolio received cash collateral of approximately $9,219,000, of which approximately $8,637,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2015, there was uninvested cash collateral of approximately $582,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $1,810,000 was received in the form of U.S. Government agency securities and U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(h)	Security has been deemed illiquid at September 30, 2015.
(i)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio’s investment in the Liquidity Funds.

(j)	Securities are available for collateral in connection with an open futures contract.
(k)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,323,000 and the aggregate gross unrealized depreciation is approximately $25,686,000 resulting in net unrealized depreciation of approximately $20,363,000.

Futures Contract:

The Portfolio had the following futures contract open at September 30, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Depreciation (000)
Short:
U.S. Treasury 10 yr. Note	79	$(10,170)	Dec-15	$(109)

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	87.1%
Corporate Bonds	11.0
Other**	1.9
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2015.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open short futures contract with an underlying face amount of approximately $10,170,000 with unrealized depreciation of approximately $109,000.

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (97.5%)
Austria (2.3%)
Erste Group Bank AG (a)	157,755	$4,586
Vienna Insurance Group AG Wiener Versicherung Gruppe	65,246	1,922
		6,508
Brazil (5.6%)
Banco Bradesco SA (Preference)	358,485	1,937
BRF SA	312,279	5,560
Itau Unibanco Holding SA (Preference)	408,251	2,730
MercadoLibre, Inc. (b)	18,555	1,690
Raia Drogasil SA	161,659	1,594
Telefonica Brasil SA (Preference)	104,800	969
Ultrapar Participacoes SA	82,902	1,397
		15,877
Chile (0.5%)
SACI Falabella	239,860	1,487

China (15.9%)
Bank of China Ltd. H Shares (c)	13,708,000	5,933
China Construction Bank Corp. H Shares (c)	6,724,230	4,504
China Life Insurance Co., Ltd. H Shares (c)	738,000	2,576
China Machinery Engineering Corp. H Shares (c)	641,000	555
China Mengniu Dairy Co., Ltd. (c)	299,000	1,056
China Mobile Ltd. (c)	589,500	7,036
China Overseas Land & Investment Ltd. (c)	606,000	1,849
China Pacific Insurance Group Co., Ltd. H Shares (c)	476,800	1,766
China Taiping Insurance Holdings Co., Ltd. (a)(c)	293,200	918
Chongqing Changan Automobile Co., Ltd. B Shares	294,400	500
CSPC Pharmaceutical Group Ltd. (c)	880,000	777
Huadian Power International Corp., Ltd. H Shares (c)	1,182,000	928
JD.com, Inc. ADR (a)	57,599	1,501
Nan Ya Plastics Corp.	321,000	545
NetEase, Inc. ADR	6,026	724
Shenzhen International Holdings Ltd. (c)	549,500	758
Shenzhou International Group Holdings Ltd. (c)	186,000	961
Sihuan Pharmaceutical Holdings Group Ltd. (c)(d)	2,910,000	1,349
TAL Education Group ADR (a)	33,359	1,073
Tencent Holdings Ltd. (c)	552,200	9,287
Tsingtao Brewery Co., Ltd. H Shares (b)(c)	88,000	387
		44,983
Colombia (0.8%)
Cemex Latam Holdings SA (a)	199,002	792
Grupo de Inversiones Suramericana SA	73,156	850
Grupo de Inversiones Suramericana SA (Preference)	46,993	539
		2,181
Czech Republic (1.2%)
Komercni Banka AS	16,143	3,502

Egypt (0.6%)
Commercial International Bank Egypt SAE	229,851	1,546

Hong Kong (2.7%)
AIA Group Ltd.	519,600	2,705

Samsonite International SA	1,462,200	4,800
		7,505
India (12.2%)
Ashok Leyland Ltd.	3,397,941	4,795
Bharat Petroleum Corp., Ltd.	168,721	2,191
Glenmark Pharmaceuticals Ltd.	182,427	2,927
HDFC Bank Ltd.	173,159	3,389
Idea Cellular Ltd.	395,206	902
IndusInd Bank Ltd.	245,036	3,528
Larsen & Toubro Ltd.	102,583	2,298
Marico Ltd.	347,871	2,147
Maruti Suzuki India Ltd.	55,252	3,955
Shree Cement Ltd. (a)	14,551	2,602
Shriram Transport Finance Co., Ltd.	189,770	2,680
Sun Pharmaceutical Industries Ltd.	84,468	1,121
Tata Consultancy Services Ltd.	45,559	1,798
		34,333
Indonesia (2.3%)
AKR Corporindo Tbk PT	1,612,800	646
Kalbe Farma Tbk PT	12,204,800	1,150
Link Net Tbk PT (a)	3,056,300	940
Matahari Department Store Tbk PT	2,043,100	2,251
Surya Citra Media Tbk PT	3,531,200	664
XL Axiata Tbk PT (a)	5,262,300	941
		6,592
Korea, Republic of (12.1%)
Amorepacific Corp.	6,933	2,263
Cosmax, Inc.	7,158	1,303
Coway Co., Ltd.	36,949	2,618
Hotel Shilla Co., Ltd.	25,505	2,490
KB Financial Group, Inc.	69,230	2,055
Kia Motors Corp.	48,914	2,219
Korea Aerospace Industries Ltd.	17,570	1,012
LG Chem Ltd.	6,467	1,571
LIG Nex1 Co., Ltd. (a)	3,542	227
Lotte Chemical Corp.	4,818	1,107
NAVER Corp.	2,858	1,241
Nexon Co., Ltd.	114,300	1,531
Samsung Electronics Co., Ltd.	7,347	7,066
Samsung Electronics Co., Ltd. (Preference)	2,027	1,579
Samsung Life Insurance Co., Ltd.	19,569	1,635
SK Holdings Co., Ltd.	6,930	1,433
SK Hynix, Inc.	59,127	1,690
SK Telecom Co., Ltd.	4,980	1,103
		34,143
Laos (0.2%)
Kolao Holdings (b)	42,493	488

Malaysia (0.7%)
Astro Malaysia Holdings Bhd	902,500	580
IHH Healthcare Bhd	957,000	1,300
		1,880
Mexico (7.0%)
Alfa SAB de CV	1,611,076	3,134

Cemex SAB de CV ADR (a)	589,164	4,118
El Puerto de Liverpool SAB de CV	105,251	1,366
Fomento Economico Mexicano SAB de CV ADR	66,123	5,902
Grupo Financiero Banorte SAB de CV Series O	457,658	2,245
Grupo Financiero Inbursa SAB de CV Series O	618,191	1,277
Mexichem SAB de CV	692,618	1,702
		19,744
Pakistan (1.0%)
Lucky Cement Ltd.	174,400	877
United Bank Ltd.	1,471,300	2,057
		2,934
Panama (0.2%)
Copa Holdings SA, Class A (b)	12,790	536

Peru (1.0%)
Credicorp Ltd.	26,998	2,871

Philippines (4.0%)
BDO Unibank, Inc.	535,600	1,187
DMCI Holdings, Inc.	3,609,750	992
International Container Terminal Services, Inc.	556,290	895
LT Group, Inc.	4,409,900	954
Metro Pacific Investments Corp.	18,721,400	1,999
Metropolitan Bank & Trust Co.	1,429,795	2,498
SM Investments Corp.	147,358	2,812
		11,337
Poland (3.5%)
Bank Pekao SA	48,849	1,987
Bank Zachodni WBK SA (a)	1,631	126
CCC SA	29,325	1,267
Jeronimo Martins SGPS SA	219,192	2,960
LPP SA	262	540
PKP Cargo SA	71,351	1,269
Polski Koncern Naftowy Orlen SA	104,930	1,831
		9,980
Russia (1.6%)
Mail.ru Group Ltd. GDR (a)	79,581	1,388
NovaTek OAO (Registered GDR)	9,918	920
X5 Retail Group N.V. GDR (a)	65,380	1,141
Yandex N.V., Class A (a)	102,420	1,099
		4,548
South Africa (6.9%)
Life Healthcare Group Holdings Ltd.	601,253	1,547
Mondi PLC	142,565	2,980
MTN Group Ltd.	220,862	2,843
Naspers Ltd., Class N	38,369	4,814
Sasol Ltd. (b)	69,382	1,948
Steinhoff International Holdings Ltd. (b)	509,831	3,133
Vodacom Group Ltd.	233,903	2,325
		19,590
Taiwan (11.1%)
Advanced Semiconductor Engineering, Inc.	2,432,000	2,660
Advanced Semiconductor Engineering, Inc. ADR	20,213	111

Catcher Technology Co., Ltd.	242,000	2,586
Chailease Holding Co., Ltd.	867,941	1,361
Delta Electronics, Inc.	302,000	1,424
Eclat Textile Co., Ltd.	105,444	1,668
Fubon Financial Holding Co., Ltd.	1,401,830	2,190
Hermes Microvision, Inc.	25,729	984
Hon Hai Precision Industry Co., Ltd.	1,570,150	4,107
Largan Precision Co., Ltd.	20,000	1,570
PChome Online, Inc.	21,000	243
Pegatron Corp.	658,000	1,621
Siliconware Precision Industries Co., Ltd.	94,466	117
Siliconware Precision Industries Co., Ltd. ADR	16,027	101
Taiwan Mobile Co., Ltd.	387,000	1,183
Taiwan Semiconductor Manufacturing Co., Ltd.	1,641,000	6,548
Uni-President Enterprises Corp.	1,570,965	2,728
		31,202
Thailand (2.5%)
Advanced Info Service PCL (Foreign)	359,500	2,242
DKSH Holding AG (a)	31,017	1,965
Land and Houses PCL (Foreign)	3,894,260	866
Minor International PCL (Foreign)	1,468,030	1,166
Total Access Communication PCL (Foreign)	326,600	521
Total Access Communication PCL NVDR	168,000	268
		7,028
Turkey (0.9%)
Arcelik AS	287,726	1,405
Ulker Biskuvi Sanayi AS	198,244	1,256
		2,661
United States (0.7%)
Yum! Brands, Inc.	23,569	1,884
Total Common Stocks (Cost $258,951)		275,340

Investment Company (0.5%)
Thailand (0.5%)
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (e) (Cost $1,929)	5,238,725	1,444

Short-Term Investments (3.7%)
Securities held as Collateral on Loaned Securities (2.4%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	5,753,251	5,753

	Face Amount (000)	Value (000)
Repurchase Agreements (0.3%)
Barclays Capital, Inc., (0.10%, dated 9/30/15, due 10/1/15; proceeds $482; fully collateralized by a U.S. Government obligation; 3.13% due 8/15/44; valued at $492)	$482	482

BNP Paribas Securities Corp., (0.09%, dated 9/30/15, due 10/1/15; proceeds $344; fully collateralized by various U.S. Government agency securities; 0.00% - 7.25% due 11/5/15 - 10/11/33 and U.S. Government obligations; 0.00% - 1.88% due 10/15/15 - 9/30/17; valued at $351)	344	344
		826
Total Securities held as Collateral on Loaned Securities (Cost $6,579)		6,579

	Shares	Value (000)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $3,810)	3,809,558	3,810
Total Short-Term Investments (Cost $10,389)		10,389
Total Investments (101.7%) (Cost $271,269) Including $6,890 of Securities Loaned (g)(h)(i)		287,173
Liabilities in Excess of Other Assets (-1.7%)		(4,823)
Net Assets (100.0%)		$282,350

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2015 were approximately $6,890,000 and $7,024,000, respectively. The Portfolio received cash collateral of approximately $6,579,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2015, there was uninvested cash collateral of approximately $445,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)	Security has been deemed illiquid at September 30, 2015.
(e)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $6,000 relating to the Portfolio’s investment in the Liquidity Funds.

(g)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(h)

The approximate fair value and percentage of net assets, $224,575,000 and 79.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $48,385,000 and the aggregate gross unrealized depreciation is approximately $32,481,000 resulting in net unrealized appreciation of approximately $15,904,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at September 30, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
UBS AG	EUR	7,984	$8,923	10/15/15	USD	9,002	$9,002	$79
State Street Bank and Trust Co.	KRW	13,579,904	11,450	10/19/15	USD	11,353	11,353	(97)
			$20,373				$20,355	$(18)

EUR	—	Euro
KRW	—	South Korean Won
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	70.7%
Banks	17.1
Wireless Telecommunication Services	6.6
Internet Software & Services	5.6
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2015.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $18,000.

The Universal Institutional Funds, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (98.1%)
France (6.3%)
Pernod Ricard SA	11,342	$1,146
Publicis Groupe SA	8,812	602
Sanofi	12,263	1,168
		2,916
Germany (1.9%)
SAP SE	13,562	877

Italy (0.8%)
Davide Campari-Milano SpA	46,342	370

Japan (2.2%)
Japan Tobacco, Inc.	31,800	989

Netherlands (0.6%)
RELX N.V.	15,892	259

Switzerland (9.6%)
Nestle SA (Registered)	58,901	4,436

United Kingdom (25.7%)
British American Tobacco PLC	74,847	4,137
Experian PLC	53,247	855
Reckitt Benckiser Group PLC	37,899	3,440
RELX PLC	14,579	250
Unilever PLC	77,582	3,160
		11,842
United States (51.0%)
3M Co.	5,814	824
Accenture PLC, Class A	22,709	2,231
Altria Group, Inc.	40,698	2,214
Automatic Data Processing, Inc.	10,598	852
Intuit, Inc.	5,970	530
Mead Johnson Nutrition Co.	2,600	183
Microsoft Corp.	71,219	3,152
Mondelez International, Inc., Class A	50,645	2,120
Moody’s Corp.	4,819	473
NIKE, Inc., Class B	8,831	1,086
Philip Morris International, Inc.	19,395	1,539
Procter & Gamble Co. (The)	14,146	1,018
Time Warner, Inc.	27,630	1,900
Twenty-First Century Fox, Inc., Class A	26,044	703
Twenty-First Century Fox, Inc., Class B	42,375	1,147
Visa, Inc., Class A	26,703	1,860
Walt Disney Co. (The)	16,110	1,646
		23,478
Total Common Stocks (Cost $30,418)		45,167

Short-Term Investment (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $951)	950,598	951

Total Investments (100.2%) (Cost $31,369) (b)(c)	46,118
Liabilities in Excess of Other Assets (-0.2%)	(105)
Net Assets (100.0%)	$46,013

(a)                                 The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(b)                                 The approximate fair value and percentage of net assets, $21,689,000 and 47.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(c)                                  At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $15,516,000 and the aggregate gross unrealized depreciation is approximately $767,000 resulting in net unrealized appreciation of approximately $14,749,000.

Portfolio Composition

Classification	Percentage of Total Investments
Tobacco	19.3%
Other*	14.9
Food Products	14.6
Media	14.1
Information Technology Services	10.7
Software	9.9
Household Products	9.7
Personal Products	6.8
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (98.8%)
Australia (4.5%)
DUET Group	319,579	$485
Macquarie Atlas Roads Group	332,083	914
Sydney Airport	129,666	544
Transurban Group	224,250	1,568
		3,511
Austria (0.6%)
Flughafen Wien AG	5,645	509

Brazil (1.7%)
Arteris SA	417,400	1,000
CCR SA	96,574	297
		1,297
Canada (12.8%)
Enbridge, Inc.	135,666	5,037
Inter Pipeline Ltd.	59,656	1,101
Pembina Pipeline Corp.	34,702	835
TransCanada Corp. (a)	93,956	2,971
		9,944
China (7.2%)
China Everbright International Ltd. (b)	927,000	1,307
China Gas Holdings Ltd. (b)	70,000	97
ENN Energy Holdings Ltd. (b)	84,000	405
Guangdong Investment Ltd. (b)	1,346,000	2,014
Hopewell Highway Infrastructure Ltd. (b)	3,591,500	1,795
		5,618
France (3.7%)
Aeroports de Paris (ADP)	390	44
Eutelsat Communications SA	17,834	548
SES SA	19,679	621
Vinci SA	26,440	1,681
		2,894
Italy (1.0%)
Atlantia SpA	27,686	775

Japan (1.1%)
Tokyo Gas Co., Ltd.	171,000	831

Mexico (0.2%)
Infraestructura Energetica Nova SAB de CV	44,846	184

Netherlands (0.3%)
Koninklijke Vopak N.V.	5,123	205

Spain (3.7%)
Ferrovial SA	41,190	983
Saeta Yield SA	205,586	1,896
		2,879

Switzerland (0.8%)
Flughafen Zuerich AG (Registered)	912	636

United Kingdom (11.9%)
John Laing Group PLC (c)(d)	613,760	1,829
National Grid PLC	311,289	4,335
Pennon Group PLC	80,926	953
Severn Trent PLC	31,866	1,055
United Utilities Group PLC	76,809	1,077
		9,249
United States (49.3%)
American Tower Corp. REIT	55,090	4,847
American Water Works Co., Inc.	13,790	760
Atmos Energy Corp.	23,150	1,347
Cheniere Energy, Inc. (d)	25,497	1,231
Columbia Pipeline Group, Inc.	13,970	256
Crown Castle International Corp. REIT	40,896	3,225
Enbridge Energy Management LLC (d)	93,862	2,232
Eversource Energy	26,249	1,329
ITC Holdings Corp.	25,118	837
Kinder Morgan, Inc.	135,449	3,749
NiSource, Inc.	58,000	1,076
ONEOK, Inc.	20,030	645
Pattern Energy Group, Inc.	181,652	3,468
PG&E Corp.	56,237	2,969
Plains GP Holdings LP, Class A	9,808	172
SBA Communications Corp., Class A (d)	10,942	1,146
SemGroup Corp., Class A	7,983	345
Sempra Energy	32,241	3,118
Spectra Energy Corp.	66,276	1,741
Targa Resources Corp.	5,816	300
TerraForm Power, Inc., Class A (d)	76,730	1,091
Union Pacific Corp.	7,960	704
Williams Cos., Inc. (The)	51,229	1,888
		38,476
Total Common Stocks (Cost $72,285)		77,008

Short-Term Investments (1.5%)
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	119,795	120

	Face Amount (000)	Value (000)
Repurchase Agreements (0.0%)
Barclays Capital, Inc., (0.10%, dated 9/30/15, due 10/1/15; proceeds $16; fully collateralized by various U.S. Government obligations; 1.50% - 2.75% due 5/31/19 - 2/15/24; valued at $17)	$16	16
BNP Paribas Securities Corp., (0.10%, dated 9/30/15, due 10/1/15; proceeds $7; fully collateralized by various U.S. Government agency securities; 1.63% - 6.00% due 7/1/18 - 9/1/45; valued at $7)	7	7
		23

Total Securities held as Collateral on Loaned Securities (Cost $143)	143

	Shares	Value (000)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $1,039)	1,039,123	1,039
Total Short-Term Investments (Cost $1,182)		1,182
Total Investments (100.3%) (Cost $73,467) Including $2,785 of Securities Loaned (f)(g)		78,190
Liabilities in Excess of Other Assets (-0.3%)		(223)
Net Assets (100.0%)		$77,967

(a)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2015 were approximately $2,785,000 and $2,867,000, respectively. The Portfolio received cash collateral of approximately $143,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $2,724,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)                                 Security trades on the Hong Kong exchange.

(c)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)                                 Non-income producing security.

(e)                                  The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(f)                                   The approximate fair value and percentage of net assets, $27,107,000 and 34.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)                                  At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $11,163,000 and the aggregate gross unrealized depreciation is approximately $6,440,000 resulting in net unrealized appreciation of approximately $4,723,000.

REIT                  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	38.1%
Communications	13.3
Electricity Transmission & Distribution	12.1
Toll Roads	10.3
Water	9.2
Other**	8.7
PPA Contracted Renewables	8.3
Total Investments	100.0%

*            Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2015.

**     Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (99.8%)
Australia (4.7%)
Dexus Property Group REIT	45,597	$229
Federation Centres REIT	99,774	193
Goodman Group REIT	146,060	602
GPT Group REIT	140,058	445
Investa Office Fund REIT	31,603	88
Mirvac Group REIT	225,207	273
Scentre Group REIT	391,306	1,074
Shopping Centres Australasia Property Group REIT	19,101	26
Stockland REIT	144,031	390
Westfield Corp. REIT	149,778	1,051
		4,371
Austria (0.1%)
Atrium European Real Estate Ltd. (a)	26,390	115
BUWOG AG (a)	752	16
		131
Brazil (0.4%)
BR Malls Participacoes SA	37,678	99
BR Properties SA	37,600	102
Iguatemi Empresa de Shopping Centers SA	27,547	143
		344
Canada (2.0%)
Boardwalk REIT	7,794	320
Brookfield Canada Office Properties REIT	9,815	181
Canadian Apartment Properties REIT	1,742	37
Crombie Real Estate Investment Trust REIT	11,805	114
Extendicare, Inc.	18,010	108
First Capital Realty, Inc.	19,212	269
RioCan REIT	40,457	772
Smart Real Estate Investment Trust REIT	4,278	98
		1,899
China (0.2%)
China Overseas Land & Investment Ltd. (b)	20,000	61
China Resources Land Ltd. (b)	24,000	57
Dalian Wanda Commercial Properties Co., Ltd. H Shares (b)(c)	16,800	96
		214
Finland (0.7%)
Citycon Oyj (a)	162,941	401
Sponda Oyj	51,059	200
		601
France (3.0%)
Fonciere Des Regions REIT	2,149	187
Gecina SA REIT	2,211	269
ICADE REIT	5,141	349
Klepierre REIT	8,140	369
Mercialys SA REIT	5,189	112
Unibail-Rodamco SE REIT	5,815	1,509
		2,795

Germany (1.5%)
ADO Properties SA (a)(c)	7,677	186
Alstria Office AG REIT (a)	1,235	16
Deutsche Euroshop AG	2,059	92
Deutsche Wohnen AG	14,689	393
LEG Immobilien AG (a)	1,268	105
Vonovia SE	19,079	613
		1,405
Hong Kong (11.8%)
Champion REIT	91,000	46
Cheung Kong Property Holdings Ltd.	209,500	1,535
Hang Lung Properties Ltd.	72,000	162
Henderson Land Development Co., Ltd.	75,436	451
Hongkong Land Holdings Ltd.	284,700	1,887
Hysan Development Co., Ltd.	226,921	948
Kerry Properties Ltd.	54,699	150
Link REIT	149,164	822
New World Development Co., Ltd.	442,031	430
Sino Land Co., Ltd.	75,085	115
Sun Hung Kai Properties Ltd.	218,893	2,853
Swire Properties Ltd.	271,100	753
Wharf Holdings Ltd. (The)	136,816	773
		10,925
Ireland (0.3%)
Green REIT PLC	96,082	160
Hibernia REIT PLC	104,216	147
		307
Italy (0.0%)
Beni Stabili SpA REIT	44,182	34

Japan (10.7%)
Activia Properties, Inc. REIT	54	226
Advance Residence Investment Corp. REIT	57	120
Daiwa Office Investment Corp. REIT	22	106
Frontier Real Estate Investment Corp. REIT	11	43
GLP J-REIT	138	132
Hulic Co., Ltd.	9,000	82
Japan Real Estate Investment Corp. REIT	112	517
Japan Retail Fund Investment Corp. REIT	110	213
Kenedix Office Investment Corp. REIT	12	57
Mitsubishi Estate Co., Ltd.	125,000	2,562
Mitsui Fudosan Co., Ltd.	95,000	2,612
Mori Hills Investment Corp. REIT	161	190
Nippon Building Fund, Inc. REIT	122	592
Nippon Prologis, Inc. REIT	123	223
Nomura Real Estate Master Fund, Inc. REIT	23	29
Nomura Real Estate Office Fund, Inc. REIT	4	18
NTT Urban Development Corp.	5,500	51
Orix, Inc. J-REIT	125	169
Premier Investment Corp. REIT	5	25
Sumitomo Realty & Development Co., Ltd.	43,000	1,373
Tokyo Tatemono Co., Ltd.	18,600	223
Tokyu, Inc. REIT	23	30
United Urban Investment Corp. REIT	242	324
		9,917

Malta (0.0%)
BGP Holdings PLC (a)(d)(e)	5,886,464	—

Netherlands (0.7%)
Eurocommercial Properties N.V. CVA REIT	7,983	349
Wereldhave N.V. REIT	4,356	251
		600
Norway (0.3%)
Entra ASA (c)	34,684	281
Norwegian Property ASA (a)	35,401	39
		320
Singapore (1.2%)
Ascendas Real Estate Investment Trust REIT	91,700	151
CapitaLand Commercial Trust Ltd. REIT	59,100	56
CapitaLand Ltd.	208,700	394
CapitaLand Mall Trust REIT	119,500	160
Global Logistic Properties Ltd.	126,900	183
UOL Group Ltd.	38,129	161
		1,105
Sweden (0.9%)
Atrium Ljungberg AB, Class B	10,224	155
Castellum AB	9,731	137
Fabege AB	7,113	105
Hufvudstaden AB, Class A	35,319	463
		860
Switzerland (0.8%)
Mobimo Holding AG (Registered) (a)	171	35
PSP Swiss Property AG (Registered) (a)	8,314	684
Swiss Prime Site AG (Registered) (a)	792	58
		777
United Kingdom (7.3%)
British Land Co., PLC REIT	106,616	1,355
Capital & Counties Properties PLC	24,555	162
Capital & Regional PLC REIT	199,005	200
Derwent London PLC REIT	9,555	527
Great Portland Estates PLC REIT	41,328	535
Hammerson PLC REIT	66,938	633
Helical Bar PLC	98	1
Intu Properties PLC REIT	84,626	423
Land Securities Group PLC REIT	80,128	1,530
LXB Retail Properties PLC (a)	169,987	221
Segro PLC REIT	60,363	393
Shaftesbury PLC REIT	9,018	125
ST Modwen Properties PLC	20,793	131
Unite Group PLC	14,576	144
Urban & Civic PLC	57,054	231
Workspace Group PLC REIT	10,320	146
		6,757
United States (53.2%)
Acadia Realty Trust REIT	5,071	152
Alexandria Real Estate Equities, Inc. REIT	506	43

AvalonBay Communities, Inc. REIT	16,913	2,957
BioMed Realty Trust, Inc. REIT	17,399	348
Boston Properties, Inc. REIT	22,270	2,637
Camden Property Trust REIT	22,903	1,693
Chesapeake Lodging Trust REIT	23,262	606
Corporate Office Properties Trust REIT	13,160	277
Cousins Properties, Inc. REIT	51,165	472
CubeSmart REIT	6,664	181
DCT Industrial Trust, Inc. REIT	2,255	76
DDR Corp. REIT	15,600	240
Douglas Emmett, Inc. REIT	30,246	869
Duke Realty Corp. REIT	31,041	591
Equity Lifestyle Properties, Inc. REIT	10,030	587
Equity Residential REIT	61,211	4,598
Essex Property Trust, Inc. REIT	2,758	616
Federal Realty Investment Trust REIT	721	98
General Growth Properties, Inc. REIT	69,234	1,798
Healthcare Realty Trust, Inc. REIT	11,488	285
Hilton Worldwide Holdings, Inc.	46,719	1,072
Host Hotels & Resorts, Inc. REIT	141,923	2,244
Hudson Pacific Properties, Inc. REIT	19,030	548
Kimco Realty Corp. REIT	53,867	1,316
La Quinta Holdings, Inc. (a)	5,520	87
LaSalle Hotel Properties REIT	12,118	344
Lexington Realty Trust REIT	3,550	29
Liberty Property Trust REIT	18,270	576
Macerich Co. (The) REIT	3,946	303
Mack-Cali Realty Corp. REIT	22,971	434
Mid-America Apartment Communities, Inc. REIT	232	19
National Retail Properties, Inc. REIT	16,914	613
Paramount Group, Inc. REIT	13,209	222
ProLogis, Inc. REIT	27,262	1,060
Public Storage REIT	13,346	2,824
Realty Income Corp. REIT	1,851	88
Regency Centers Corp. REIT	25,944	1,612
Rexford Industrial Realty, Inc. REIT	10,828	149
Senior Housing Properties Trust REIT	33,755	547
Simon Property Group, Inc. REIT	35,135	6,455
Sovran Self Storage, Inc. REIT	4,452	420
Spirit Realty Capital, Inc. REIT	295	3
Starwood Hotels & Resorts Worldwide, Inc.	19,309	1,284
STORE Capital Corp. REIT	30,041	621
Tanger Factory Outlet Centers, Inc. REIT	32,955	1,086
Ventas, Inc. REIT	21,756	1,220
Vornado Realty Trust REIT	36,839	3,331
Welltower, Inc. REIT	14,130	957
WP GLIMCHER, Inc. REIT	49,700	579
Xenia Hotels & Resorts, Inc. REIT	15,287	267
		49,434
Total Common Stocks (Cost $73,211)		92,796

Short-Term Investment (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f) (Cost $64)	63,933	64

Total Investments (99.9%) (Cost $73,275) (g)(h)	92,860
Other Assets in Excess of Liabilities (0.1%)	67
Net Assets (100.0%)	$92,927

(a)                                 Non-income producing security.

(b)                                 Security trades on the Hong Kong exchange.

(c)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)                                 Security has been deemed illiquid at September 30, 2015.

(e)                                  At September 30, 2015, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)                                   The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(g)                                  The approximate fair value and percentage of net assets, $41,119,000 and 44.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)                                 At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $22,697,000 and the aggregate gross unrealized depreciation is approximately $3,112,000 resulting in net unrealized appreciation of approximately $19,585,000.

CVA                     Certificaten Van Aandelen.

REIT                  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	28.2%
Retail	26.8
Residential	13.5
Office	13.1
Other*	12.1
Lodging/Resorts	6.3
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Global Strategist Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (31.4%)
Agency Fixed Rate Mortgages (3.3%)
United States (3.3%)
Federal Home Loan Mortgage Corporation,
Gold Pool
3.50%, 1/1/44	$272	$284
November TBA:
3.50%, 11/1/45 (a)	608	631
4.00%, 11/1/45 (a)	1,024	1,088
Federal National Mortgage Association,
Conventional Pools:
3.00%, 5/1/30 — 4/1/45	443	454
3.50%, 4/1/29	160	169
4.00%, 11/1/41 — 7/1/43	440	473
4.50%, 3/1/41 — 11/1/44	427	471
5.00%, 1/1/41 — 3/1/41	202	225
6.00%, 1/1/38	39	44
6.50%, 8/1/38	7	8
Government National Mortgage Association,
October TBA:
3.50%, 10/20/45 (a)	560	586
Various Pools:
3.50%, 12/15/43	207	218
4.00%, 7/15/44	103	111
Total Agency Fixed Rate Mortgages (Cost $4,726)		4,762

Asset-Backed Securities (0.3%)
United States (0.3%)
CVS Pass-Through Trust,
6.04%, 12/10/28	179	203
Louisiana Public Facilities Authority,
Zero Coupon, 4/26/27 (b)	117	118
North Carolina State Education Assistance Authority,
1.08%, 7/25/25 (b)	98	97
Total Asset-Backed Securities (Cost $391)		418

Collateralized Mortgage Obligations - Agency Collateral Series (0.2%)
United States (0.2%)
Federal Home Loan Mortgage Corporation,
2.36%, 7/25/22	99	100
2.40%, 6/25/22	245	248
Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $351)		348

Commercial Mortgage-Backed Securities (1.1%)
United States (1.1%)
COMM Mortgage Trust,
3.28%, 1/10/46	45	46
3.96%, 3/10/47	144	155
4.90%, 7/15/47 (b)(c)	100	90
Commercial Mortgage Pass-Through Certificates,
2.82%, 10/15/45	57	58
4.24%, 2/10/47 (b)	77	85
Extended Stay America Trust,
2.96%, 12/5/31 (c)	100	101

JPMBB Commercial Mortgage Securities Trust,
4.11%, 9/15/47 (b)(c)		100	86
4.71%, 9/15/47 (b)(c)		102	90
4.82%, 8/15/47 (b)(c)		144	129
NLY Commercial Mortgage Trust,
1.41%, 11/15/30 (b)(c)		70	70
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		40	42
Wells Fargo Commercial Mortgage Trust,
1.24%, 2/15/27 (b)(c)		199	198
3.94%, 8/15/50 (c)		245	206
WF-RBS Commercial Mortgage Trust,
3.99%, 5/15/47 (c)		150	128
4.14%, 10/15/57 (b)(c)		144	123
Total Commercial Mortgage-Backed Securities (Cost $1,604)			1,607

Corporate Bonds (10.3%)
Australia (0.6%)
Australia & New Zealand Banking Group Ltd.,
4.88%, 1/12/21 (c)		100	112
5.13%, 9/10/19	EUR	100	128
BHP Billiton Finance USA Ltd.,
3.85%, 9/30/23		$70	70
Commonwealth Bank of Australia,
5.00%, 3/19/20 (c)		50	56
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)		85	95
Origin Energy Finance Ltd.,
3.50%, 10/9/18 (c)		200	194
Telstra Corp., Ltd.,
3.13%, 4/7/25 (c)		55	54
Wesfarmers Ltd.,
1.87%, 3/20/18 (c)		25	25
2.98%, 5/18/16 (c)		75	76
			810
Belgium (0.1%)
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24		125	127

Brazil (0.0%)
Vale Overseas Ltd.,
6.88%, 11/21/36		25	20

Canada (0.1%)
Barrick Gold Corp.,
4.10%, 5/1/23		25	22
Brookfield Asset Management, Inc.,
5.80%, 4/25/17		35	37
Goldcorp, Inc.,
3.70%, 3/15/23		73	68
			127
China (0.3%)
Baidu, Inc.,
3.25%, 8/6/18		225	230

Want Want China Finance Ltd.,
1.88%, 5/14/18 (c)	200		197
			427
Colombia (0.1%)
Ecopetrol SA,
5.88%, 9/18/23	110		106

France (0.9%)
AXA SA,
3.94%, 11/7/24 (b)(d)	EUR	200	209
Banque Federative du Credit Mutuel SA,
2.00%, 9/19/19	200		235
BNP Paribas SA,
4.25%, 10/15/24		$200	199
5.00%, 1/15/21	85		96
BPCE SA,
5.15%, 7/21/24 (c)	200		204
Credit Agricole Assurances SA,
4.25%, 1/13/25 (b)(d)	EUR	200	206
Credit Agricole SA,
3.90%, 4/19/21	50		61
Electricite de France SA,
5.00%, 1/22/26 (b)(d)	100		111
LVMH Moet Hennessy Louis Vuitton SE,
1.63%, 6/29/17 (c)		$75	76
			1,397
Germany (0.6%)
Bayer AG,
3.75%, 7/1/74 (b)	EUR	100	110
KFW,
4.00%, 1/16/19	AUD	500	368
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41 (b)	EUR	100	130
Vier Gas Transport GmbH,
3.13%, 7/10/23	100		125
Volkswagen International Finance N.V.,
2.38%, 3/22/17 (c)		$100	99
			832
Hong Kong (0.1%)
Hutchison Whampoa International 14 Ltd.,
1.63%, 10/31/17 (c)	200		199

Italy (0.4%)
Assicurazioni Generali SpA,
10.13%, 7/10/42 (b)	EUR	100	145
FCA Capital Ireland PLC,
1.38%, 4/17/20	200		215
Intesa Sanpaolo SpA,
6.50%, 2/24/21 (c)		$100	116
Telecom Italia Finance SA,
7.75%, 1/24/33	EUR	30	43
UniCredit SpA,
4.25%, 7/29/16	50		58
			577

Korea, Republic of (0.1%)
Export-Import Bank of Korea,
4.00%, 1/14/24		$200	213

Malaysia (0.1%)
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)	200		191

Netherlands (0.6%)
ABN Amro Bank N.V.,
2.50%, 10/30/18 (c)	200		203
3.63%, 10/6/17	EUR	50	59
ASR Nederland N.V.,
5.00%, 9/30/24 (b)(d)	200		212
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.88%, 2/8/22		$50	53
Series G
3.75%, 11/9/20	EUR	50	61
ING Bank N.V.,
5.80%, 9/25/23 (c)		$200	217
Shell International Finance BV,
2.13%, 5/11/20	100		100
			905
Spain (0.4%)
Banco Bilbao Vizcaya Argentaria SA,
3.63%, 1/18/17	EUR	50	58
Santander Issuances SAU,
2.50%, 3/18/25	200		204
Telefonica Emisiones SAU,
4.71%, 1/20/20	200		255
			517
Switzerland (0.7%)
ABB Treasury Center USA, Inc.,
2.50%, 6/15/16 (c)		$125	126
4.00%, 6/15/21 (c)	50		53
Aquarius and Investments PLC for Zurich Insurance Co., Ltd.,
4.25%, 10/2/43 (b)	EUR	150	179
Credit Suisse,
6.00%, 2/15/18		$25	27
Credit Suisse AG,
0.63%, 11/20/18	EUR	200	223
Glencore Funding LLC,
4.13%, 5/30/23 (c)		$100	79
Novartis Capital Corp.,
4.40%, 5/6/44	75		81
UBS AG,
7.50%, 7/15/25	150		189
			957
Thailand (0.1%)
PTT Exploration & Production PCL,
3.71%, 9/16/18 (c)	200		207

United Kingdom (0.8%)
Abbey National Treasury Services PLC,
4.00%, 3/13/24	50		52

BAT International Finance PLC,
5.38%, 6/29/17	EUR	50	61
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38		$25	32
Heathrow Funding Ltd.,
4.60%, 2/15/18	EUR	50	61
4.88%, 7/15/23 (c)		$100	110
HSBC Holdings PLC,
4.25%, 3/14/24		200	199
Imperial Tobacco Finance PLC,
8.38%, 2/17/16	EUR	50	57
Lloyds Bank PLC,
6.50%, 3/24/20		150	200
Nationwide Building Society,
6.25%, 2/25/20 (c)		$270	317
NGG Finance PLC,
5.63%, 6/18/73 (b)	GBP	100	159
			1,248
United States (4.3%)
AbbVie, Inc.,
3.60%, 5/14/25		$75	74
Actavis Funding SCS,
3.80%, 3/15/25		25	24
Altria Group, Inc.,
2.85%, 8/9/22		30	29
5.38%, 1/31/44		55	60
American International Group, Inc.,
4.88%, 6/1/22		50	55
Apple, Inc.,
3.85%, 5/4/43		50	46
4.45%, 5/6/44		75	75
AT&T, Inc.,
5.55%, 8/15/41		25	25
6.30%, 1/15/38		75	83
AvalonBay Communities, Inc.,
2.95%, 9/15/22		50	49
Bank of America Corp.,
5.70%, 1/24/22		25	29
MTN
4.00%, 4/1/24		120	124
4.20%, 8/26/24		50	50
4.25%, 10/22/26		34	34
5.00%, 1/21/44		70	74
Baxalta, Inc.,
4.00%, 6/23/25 (c)		125	125
Bayer US Finance LLC,
3.38%, 10/8/24 (c)		200	201
Biogen, Inc.,
4.05%, 9/15/25		75	76
Boston Properties LP,
3.85%, 2/1/23		75	77
Burlington Northern Santa Fe LLC,
4.55%, 9/1/44		75	74
CCO Safari II LLC,
4.91%, 7/23/25 (c)		125	125
Citigroup, Inc.,
5.50%, 9/13/25		75	82
6.13%, 5/15/18		22	24
6.68%, 9/13/43		20	25

8.13%, 7/15/39		75	108
8.50%, 5/22/19		5	6
Coca-Cola Co.,
3.20%, 11/1/23		100	103
Comcast Corp.,
4.60%, 8/15/45		30	31
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
4.60%, 2/15/21		10	11
Enterprise Products Operating LLC,
3.35%, 3/15/23		50	48
5.25%, 1/31/20		35	38
Five Corners Funding Trust,
4.42%, 11/15/23 (c)		200	210
Ford Motor Credit Co., LLC,
4.21%, 4/15/16		100	102
Freeport-McMoRan, Inc.,
3.88%, 3/15/23		25	19
General Electric Capital Corp.,
5.30%, 2/11/21		100	115
MTN
5.88%, 1/14/38		25	31
Series G
6.00%, 8/7/19		145	168
General Motors Financial Co., Inc.,
4.30%, 7/13/25		100	97
Genworth Holdings, Inc.,
7.20%, 2/15/21		50	50
Gilead Sciences, Inc.,
3.65%, 3/1/26		75	75
4.80%, 4/1/44		25	25
Goldman Sachs Group, Inc. (The),
4.38%, 3/16/17	EUR	50	59
6.75%, 10/1/37		$125	150
MTN
4.80%, 7/8/44		25	25
Home Depot, Inc.,
5.88%, 12/16/36		50	62
HP Enterprise Co.,
3.60%, 10/15/20		125	125
HSBC Finance Corp.,
6.68%, 1/15/21		50	59
HSBC USA, Inc.,
3.50%, 6/23/24		100	102
International Business Machines Corp.,
1.95%, 2/12/19		100	101
JPMorgan Chase & Co.,
3.20%, 1/25/23		25	25
3.88%, 2/1/24		70	72
4.25%, 10/15/20		50	54
4.63%, 5/10/21		140	153
Kinder Morgan Energy Partners LP,
4.15%, 2/1/24		50	45
Kinder Morgan, Inc.,
4.30%, 6/1/25		50	45
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (c)		25	24
McDonald’s Corp.,
3.38%, 5/26/25		100	101
Medtronic, Inc.,
3.63%, 3/15/24		100	103
4.63%, 3/15/45		25	26

Merck & Co., Inc.,
2.80%, 5/18/23		100	99
Monongahela Power Co.,
5.40%, 12/15/43 (c)		50	56
NBC Universal Media LLC,
4.38%, 4/1/21		130	143
NetApp, Inc.,
2.00%, 12/15/17		25	25
Ohio Power Co.,
5.38%, 10/1/21		75	86
Omnicom Group, Inc.,
3.63%, 5/1/22		30	30
3.65%, 11/1/24		32	31
Oncor Electric Delivery Co., LLC,
6.80%, 9/1/18		80	91
Oracle Corp.,
3.40%, 7/8/24		75	76
PepsiCo, Inc.,
3.60%, 3/1/24		100	104
Philip Morris International, Inc.,
2.13%, 5/30/19	EUR	100	117
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36		$60	66
8.75%, 5/1/19		110	131
PPL WEM Ltd./Western Power Distribution Ltd.,
3.90%, 5/1/16 (c)		60	61
Principal Financial Group, Inc.,
8.88%, 5/15/19		50	61
Prudential Financial, Inc.,
6.63%, 12/1/37		40	50
QUALCOMM, Inc.,
4.65%, 5/20/35		100	91
Spectra Energy Capital LLC,
7.50%, 9/15/38		50	55
Target Corp.,
3.50%, 7/1/24		75	78
Time Warner Cable, Inc.,
4.50%, 9/15/42		75	59
Time Warner, Inc.,
7.70%, 5/1/32		25	33
Tyco International Finance SA,
3.90%, 2/14/26		75	76
Tyson Foods, Inc.,
3.95%, 8/15/24		25	26
UnitedHealth Group, Inc.,
3.75%, 7/15/25		100	103
4.25%, 3/15/43		25	25
Verizon Communications, Inc.,
4.67%, 3/15/55		82	71
5.01%, 8/21/54		69	63
Wells Fargo & Co.,
4.13%, 8/15/23		40	42
Series M
3.45%, 2/13/23		100	100
Zimmer Biomet Holdings, Inc.,
5.75%, 11/30/39		50	55
			6,312
Total Corporate Bonds (Cost $15,226)			15,172

Mortgages - Other (0.1%)
United States (0.1%)
Freddie Mac Whole Loan Securities Trust,
3.50%, 5/25/45	137		139
4.00%, 5/25/45	54		56
Total Mortgages - Other (Cost $195)			195

Sovereign (13.0%)
Australia (0.3%)
Australia Government Bond,
2.75%, 4/21/24	AUD	300	214
3.25%, 4/21/25	285		211
			425
Belgium (0.4%)
Belgium Government Bond,
0.80%, 6/22/25 (c)	EUR	250	277
3.00%, 9/28/19	190		238
			515
Bermuda (0.2%)
Bermuda Government International Bond,
4.85%, 2/6/24 (c)		$200	210

Canada (1.0%)
Canadian Government Bond,
1.50%, 6/1/23	CAD	800	611
3.25%, 6/1/21	1,060		894
			1,505
China (0.1%)
Sinopec Group Overseas Development 2015 Ltd.,
2.50%, 4/28/20 (c)		$200	197

France (1.1%)
Credit Mutuel - CIC Home Loan SFH,
1.50%, 11/16/17 (c)	200		201
France Government Bond OAT,
3.25%, 5/25/45	EUR	350	512
5.50%, 4/25/29	500		852
			1,565
Germany (0.4%)
Bundesrepublik Deutschland,
4.25%, 7/4/39	230		416
4.75%, 7/4/34	90		163
			579
Greece (0.3%)
Hellenic Republic Government Bond,
3.00%, 2/24/23 — 2/24/42 (e)	680		467

Hungary (0.3%)
Hungary Government International Bond,
5.38%, 3/25/24		$52	57

5.75%, 11/22/23	360		401
			458
Indonesia (0.4%)
Indonesia Government International Bond,
5.88%, 1/15/24 (c)	400		425
Perusahaan Listrik Negara PT,
5.50%, 11/22/21	200		202
			627
Ireland (0.1%)
Ireland Government Bond,
5.40%, 3/13/25	EUR	80	122

Italy (1.2%)
Italy Buoni Poliennali Del Tesoro,
1.50%, 6/1/25	140		154
1.65%, 3/1/32 (c)	550		567
2.35%, 9/15/24 (c)	872		1,103
			1,824
Japan (2.5%)
Japan Government Ten Year Bond,
0.50%, 9/20/24	JPY	65,000	553
1.10%, 3/20/21	90,000		792
Japan Government Thirty Year Bond,
1.70%, 6/20/33	170,000		1,593
2.00%, 9/20/40	75,000		719
			3,657
Korea, Republic of (0.1%)
Korea Development Bank (The),
3.88%, 5/4/17		$200	208

Mexico (0.2%)
Mexican Bonos,
8.00%, 6/11/20	MXN	3,000	199
Petroleos Mexicanos,
6.38%, 1/23/45		$110	99
			298
Netherlands (0.2%)
Netherlands Government Bond,
0.25%, 7/15/25 (c)	EUR	300	319

New Zealand (0.5%)
New Zealand Government Bond,
5.50%, 4/15/23	NZD	1,050	786

Poland (0.3%)
Poland Government Bond,
4.00%, 10/25/23	PLN	1,300	373

South Africa (0.5%)
South Africa Government Bond,
7.75%, 2/28/23	ZAR	1,700	119

8.00%, 1/31/30	8,000		538
			657
Spain (0.9%)
Spain Government Bond,
4.20%, 1/31/37 (c)	EUR	550	752
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (c)	309		331
1.80%, 11/30/24 (c)	220		264
			1,347
United Kingdom (2.0%)
United Kingdom Gilt,
2.75%, 9/7/24	GBP	720	1,187
4.25%, 6/7/32 — 9/7/39	910		1,799
			2,986
Total Sovereign (Cost $19,955)			19,125

U.S. Treasury Securities (3.1%)
United States (3.1%)
U.S. Treasury Bond,
3.50%, 2/15/39		$1,050	1,185
U.S. Treasury Inflation Indexed Bond,
0.25%, 1/15/25	1,914		1,837
U.S. Treasury Note,
2.38%, 6/30/18	1,500		1,561
Total U.S. Treasury Securities (Cost $4,410)			4,583
Total Fixed Income Securities (Cost $46,858)			46,210

	Shares	Value (000)
Common Stocks (52.0%)
Australia (0.7%)
AGL Energy Ltd.	677	8
Alumina Ltd.	7,072	6
Amcor Ltd.	2,089	19
AMP Ltd.	5,422	21
ASX Ltd.	375	10
Australia & New Zealand Banking Group Ltd.	4,606	88
BHP Billiton Ltd.	4,416	70
Brambles Ltd.	2,286	16
CIMIC Group Ltd.	311	5
Coca-Cola Amatil Ltd.	403	3
Commonwealth Bank of Australia	1,913	98
CSL Ltd.	753	47
Echo Entertainment Group Ltd.	278	1
Evolution Mining Ltd.	11,178	10
Fortescue Metals Group Ltd.	2,175	3
GPT Group REIT	5,821	19
Incitec Pivot Ltd.	3,371	9
Insurance Australia Group Ltd.	3,794	13
Macquarie Group Ltd.	541	29
National Australia Bank Ltd.	3,434	73
Newcrest Mining Ltd. (f)	6,136	56
Northern Star Resources Ltd.	6,978	13
OceanaGold Corp.	971	1

Orica Ltd.	817	9
Origin Energy Ltd.	1,806	6
Orora Ltd.	2,089	3
QBE Insurance Group Ltd.	2,615	24
Recall Holdings Ltd.	457	2
Rio Tinto Ltd.	594	20
Santos Ltd.	1,493	4
Scentre Group REIT	7,639	21
Shopping Centres Australasia Property Group REIT	338	—@
South32 Ltd. (f)	7,996	8
South32 Ltd. (f)	4,416	4
Stockland REIT	6,842	19
Suncorp Group Ltd.	2,222	19
Sydney Airport	562	2
Tabcorp Holdings Ltd.	285	1
Telstra Corp., Ltd.	5,482	22
Transurban Group	2,557	18
Treasury Wine Estates Ltd.	1,224	6
Wesfarmers Ltd.	1,477	41
Westfield Corp. REIT	3,501	25
Westpac Banking Corp.	3,877	81
Woodside Petroleum Ltd.	832	17
Woolworths Ltd.	1,601	28
		998
Austria (0.1%)
BUWOG AG (f)	47	1
Erste Group Bank AG (f)	4,911	143
Immofinanz AG (f)	955	2
Raiffeisen Bank International AG (f)	46	1
Verbund AG	128	2
Voestalpine AG	270	9
		158
Belgium (0.3%)
Ageas	374	15
Anheuser-Busch InBev N.V.	895	95
Colruyt SA	121	6
Groupe Bruxelles Lambert SA	202	15
KBC Groep N.V.	4,860	307
Solvay SA	98	10
Umicore SA	216	8
Viohalco SA (f)	253	1
		457
Canada (0.9%)
Agnico-Eagle Mines Ltd.	200	5
Agnico-Eagle Mines Ltd.	1,260	32
Agrium, Inc.	200	18
Bank of Montreal	500	27
Bank of Nova Scotia	800	35
Barrick Gold Corp.	1,100	7
Barrick Gold Corp.	42,350	269
BCE, Inc.	1,000	41
Blackberry Ltd. (f)	500	3
Brookfield Asset Management, Inc., Class A	1,050	33
Cameco Corp.	500	6
Canadian Imperial Bank of Commerce	500	36
Canadian National Railway Co.	1,000	57

Canadian Natural Resources Ltd.	1,000	20
Canadian Pacific Railway Ltd.	200	29
Cenovus Energy, Inc.	800	12
Centerra Gold, Inc.	2,770	16
Crescent Point Energy Corp.	300	3
Detour Gold Corp. (f)	2,010	21
Eldorado Gold Corp.	600	2
Eldorado Gold Corp.	6,350	20
Enbridge, Inc.	900	33
Encana Corp.	900	6
First Majestic Silver Corp. (f)	50	—@
Franco-Nevada Corp.	1,060	47
Goldcorp, Inc.	800	10
Goldcorp, Inc.	3,530	44
Imperial Oil Ltd.	100	3
Kinross Gold Corp. (f)	1,200	2
Kinross Gold Corp. (f)	13,300	23
Loblaw Cos., Ltd.	129	7
Lululemon Athletica, Inc. (f)	400	20
Magna International, Inc.	600	29
Manulife Financial Corp.	2,900	45
National Bank of Canada	400	13
New Gold, Inc. (f)	5,840	13
Osisko Gold Royalties Ltd.	1,060	11
Pan American Silver Corp.	1,710	11
Penn West Petroleum Ltd.	500	—@
Potash Corp. of Saskatchewan, Inc.	900	19
Power Corp. of Canada	600	12
Rogers Communications, Inc., Class B	400	14
Royal Bank of Canada	1,200	66
SEMAFO, Inc. (f)	3,530	8
Silver Wheaton Corp.	400	5
Silver Wheaton Corp.	2,920	35
Sun Life Financial, Inc.	800	26
Suncor Energy, Inc.	1,600	43
Teck Resources Ltd., Class B	500	2
Thomson Reuters Corp.	500	20
Toronto-Dominion Bank (The)	1,800	71
TransCanada Corp.	600	19
Yamana Gold, Inc.	900	2
Yamana Gold, Inc.	8,510	15
		1,366
Chile (0.0%)
Antofagasta PLC	2,119	16

China (0.0%)
Hanergy Thin Film Power Group Ltd. (f)(g)(h)(i)	18,000	3
Wynn Macau Ltd. (g)	2,800	3
Zhaojin Mining Industry Co., Ltd. H Shares (g)	10,000	5
Zijin Mining Group Co., Ltd. H Shares (g)	62,000	17
		28
Denmark (0.2%)
AP Moeller - Maersk A/S Series A	5	8
AP Moeller - Maersk A/S Series B	10	16
Danske Bank A/S	821	25
DSV A/S	376	14
Novo Nordisk A/S Series B	4,075	219
Novozymes A/S Series B	330	14

Vestas Wind Systems A/S	387	20
		316
Finland (0.1%)
Elisa Oyj	277	9
Fortum Oyj	651	10
Kone Oyj, Class B	584	22
Metso Oyj	204	4
Nokia Oyj	5,675	39
Nokian Renkaat Oyj	240	8
Sampo Oyj, Class A	605	29
Stora Enso Oyj, Class R	1,002	8
UPM-Kymmene Oyj	554	8
Valmet Oyj	204	2
Wartsila Oyj	291	12
		151
France (2.6%)
Accor SA	6,058	284
Aeroports de Paris (ADP)	55	6
Air Liquide SA	517	61
Airbus Group SE	675	40
Alcatel-Lucent (f)	7,434	27
Alstom SA (f)	406	13
Atos SE	2,326	179
AXA SA	3,059	74
BNP Paribas SA	2,185	129
Bouygues SA	7,564	269
Cap Gemini SA	4,697	419
Carrefour SA	744	22
CGG SA (f)	292	1
Christian Dior SE	127	24
Cie de Saint-Gobain	8,774	381
Cie Generale des Etablissements Michelin	364	33
Credit Agricole SA	30,612	351
Danone SA	736	47
Electricite de France SA	431	8
Engie	1,973	32
Essilor International SA	303	37
Fonciere Des Regions REIT	53	5
Gecina SA REIT	37	5
Groupe Eurotunnel SE	5,819	79
Hermes International	19	7
Klepierre REIT	319	14
L’Oreal SA	420	73
Legrand SA	195	10
LVMH Moet Hennessy Louis Vuitton SE	315	54
Natixis SA	185	1
Orange SA	2,874	43
Pernod Ricard SA	351	35
Peugeot SA (f)	386	6
Publicis Groupe SA	312	21
Renault SA	330	24
Rexel SA	5,733	70
Safran SA	251	19
Sanofi	776	74
Schneider Electric SE	782	44
SES SA	614	19
Societe Generale SA	1,621	73
Sodexo SA	272	23

Technip SA	158	7
Thales SA	156	11
Total SA	2,225	100
Unibail-Rodamco SE REIT	89	23
Vallourec SA	167	1
Veolia Environnement SA	586	13
Vinci SA	6,542	416
Vivendi SA	1,756	42
		3,749
Germany (1.1%)
Adidas AG	215	17
Allianz SE (Registered)	484	76
BASF SE	710	54
Bayer AG (Registered)	802	103
Bayerische Motoren Werke AG	433	38
Commerzbank AG (f)	13,537	143
Continental AG	103	22
Daimler AG (Registered)	829	60
Deutsche Bank AG (Registered)	1,070	29
Deutsche Boerse AG	4,228	364
Deutsche Lufthansa AG (Registered) (f)	220	3
Deutsche Post AG (Registered)	738	20
Deutsche Telekom AG (Registered)	2,616	46
E.ON SE	1,804	15
Esprit Holdings Ltd. (g)	2,897	2
Fraport AG Frankfurt Airport Services Worldwide	43	3
Fresenius Medical Care AG & Co., KGaA	226	18
Fresenius SE & Co., KGaA	495	33
HeidelbergCement AG	75	5
Henkel AG & Co., KGaA	194	17
Henkel AG & Co., KGaA (Preference)	360	37
Infineon Technologies AG	1,553	17
K&S AG (Registered)	108	4
Lanxess AG	64	3
Linde AG	186	30
Merck KGaA	236	21
Metro AG	213	6
Muenchener Rueckversicherungs AG (Registered)	249	46
Osram Licht AG	69	4
Porsche Automobil Holding SE (Preference)	320	14
ProSiebenSat.1 Media SE (Registered)	3,892	191
QIAGEN N.V. (f)	570	15
RWE AG	589	7
Salzgitter AG	88	2
SAP SE	960	62
Siemens AG (Registered)	696	62
ThyssenKrupp AG	249	4
Volkswagen AG	44	5
Volkswagen AG (Preference)	182	20
		1,618
Greece (0.1%)
Aegean Airlines SA	275	2
Alpha Bank AE (f)	17,647	2
Athens Water Supply & Sewage Co., SA (The)	188	1
Attica Bank SA (f)	11,731	—@
Ellaktor SA (f)	877	2
Eurobank Ergasias SA (f)	42,965	1
FF Group (f)	259	5

Fourlis Holdings SA (f)	369	1
Frigoglass SAIC (f)	126	—@
GEK Terna Holding Real Estate Construction SA (f)	751	1
Grivalia Properties REIC AE REIT	251	2
Hellenic Exchanges - Athens Stock Exchange SA	1,064	6
Hellenic Petroleum SA (f)	561	3
Hellenic Telecommunications Organization SA	1,295	11
Intralot SA-Integrated Lottery Systems & Services (f)	322	1
JUMBO SA	1,069	9
Lamda Development SA (f)	87	1
Marfin Investment Group Holdings SA (f)	5,065	—@
Metka SA	174	2
Motor Oil Hellas Corinth Refineries SA (f)	366	4
Mytilineos Holdings SA (f)	868	5
National Bank of Greece SA (f)	8,041	4
OPAP SA	1,119	10
Piraeus Bank SA (f)	9,722	1
Piraeus Port Authority SA	31	1
Public Power Corp. SA	1,844	10
Sarantis SA	45	—@
Terna Energy SA (f)	232	1
Thrace Plastics Co., SA	152	—@
Titan Cement Co., SA	179	4
		90
Hong Kong (0.3%)
Bank of East Asia Ltd. (The)	3,687	12
BOC Hong Kong Holdings Ltd.	5,000	15
Cheung Kong Property Holdings Ltd.	4,052	30
CK Hutchison Holdings Ltd.	4,052	53
CLP Holdings Ltd.	2,700	23
G-Resources Group Ltd.	153,000	4
Global Brands Group Holding Ltd. (f)	8,000	2
Hang Lung Group Ltd.	1,000	3
Hang Lung Properties Ltd.	4,000	9
Hang Seng Bank Ltd.	1,800	32
Henderson Land Development Co., Ltd.	3,099	19
Hong Kong & China Gas Co., Ltd.	7,067	13
Hong Kong Exchanges and Clearing Ltd.	1,390	32
Kerry Logistics Network Ltd.	750	1
Kerry Properties Ltd.	1,500	4
Link REIT	2,754	15
MTR Corp., Ltd.	3,251	14
New World Development Co., Ltd.	7,118	7
Power Assets Holdings Ltd.	2,000	19
Sands China Ltd.	3,200	10
Sino Land Co., Ltd.	5,853	9
Sun Hung Kai Properties Ltd.	2,530	33
Swire Pacific Ltd., Class A	1,000	11
Swire Properties Ltd.	950	3
Wharf Holdings Ltd. (The)	1,400	8
		381
Ireland (0.3%)
Bank of Ireland (f)	375,733	146
CRH PLC	8,692	230
CRH PLC	832	22
		398

Israel (0.0%)
Bank Hapoalim BM	207	1
Bank Leumi Le-Israel BM (f)	272	1
Mizrahi Tefahot Bank Ltd.	54	1
		3
Italy (1.5%)
Assicurazioni Generali SpA	1,305	24
Atlantia SpA	13,458	377
Banca Monte dei Paschi di Siena SpA (f)	3,813	7
Banco Popolare SC (f)	4,257	63
Enel Green Power SpA	1,917	4
Enel SpA	6,864	31
Eni SpA	2,182	34
Exor SpA	94	4
Finmeccanica SpA (f)	598	7
Intesa Sanpaolo SpA	196,918	696
Luxottica Group SpA	117	8
Mediobanca SpA	31,599	311
Prysmian SpA	198	4
Saipem SpA (f)	257	2
Snam SpA	1,686	9
Telecom Italia SpA	3,838	4
Telecom Italia SpA (f)	9,102	11
Terna Rete Elettrica Nazionale SpA	1,572	8
UniCredit SpA	74,388	463
Unione di Banche Italiane SCPA	11,483	81
		2,148
Japan (2.4%)
Aeon Co., Ltd.	1,900	30
Aisin Seiki Co., Ltd.	400	13
Ajinomoto Co., Inc.	2,000	42
Asahi Glass Co., Ltd.	2,000	12
Asahi Group Holdings Ltd.	900	29
Asahi Kasei Corp.	3,000	21
Astellas Pharma, Inc.	2,500	32
Bank of Yokohama Ltd. (The)	5,000	30
Bridgestone Corp.	1,200	42
Canon, Inc.	1,300	38
Central Japan Railway Co.	234	38
Chubu Electric Power Co., Inc.	1,100	16
Chugoku Bank Ltd. (The)	100	1
Chugoku Electric Power Co., Inc. (The)	700	10
Dai Nippon Printing Co., Ltd.	1,000	10
Dai-ichi Life Insurance Co., Ltd. (The)	1,700	27
Daiichi Sankyo Co., Ltd.	1,000	17
Daikin Industries Ltd.	400	22
Daiwa House Industry Co., Ltd.	2,000	50
Daiwa Securities Group, Inc.	5,000	32
Denso Corp.	700	30
East Japan Railway Co.	500	42
Eisai Co., Ltd.	600	36
FANUC Corp.	300	46
Fast Retailing Co., Ltd.	100	41
FUJIFILM Holdings Corp.	1,000	37
Fujitsu Ltd.	4,000	17
Hankyu Hanshin Holdings, Inc.	5,000	31
Hitachi Ltd.	5,000	25
Honda Motor Co., Ltd.	1,900	57

Hoya Corp.	900	30
Inpex Corp.	1,200	11
ITOCHU Corp.	2,200	23
Iyo Bank Ltd. (The)	100	1
Japan Tobacco, Inc.	1,246	39
JFE Holdings, Inc.	900	12
JX Holdings, Inc.	4,300	16
Kansai Electric Power Co., Inc. (The) (f)	1,200	13
Kao Corp.	700	32
KDDI Corp.	1,800	40
Keyence Corp.	200	90
Kintetsu Group Holdings Co., Ltd.	6,000	22
Kirin Holdings Co., Ltd.	2,000	26
Kobe Steel Ltd.	8,000	9
Komatsu Ltd.	1,600	24
Konica Minolta, Inc.	1,500	16
Kubota Corp.	3,000	41
Kuraray Co., Ltd.	1,000	12
Kyocera Corp.	600	27
Kyushu Electric Power Co., Inc. (f)	800	9
LIXIL Group Corp.	1,100	22
Marubeni Corp.	3,000	15
Mitsubishi Chemical Holdings Corp.	3,500	18
Mitsubishi Corp.	1,800	30
Mitsubishi Electric Corp.	3,000	28
Mitsubishi Estate Co., Ltd.	2,000	41
Mitsubishi Heavy Industries Ltd.	7,000	31
Mitsui & Co., Ltd.	2,200	25
Mitsui Fudosan Co., Ltd.	2,000	55
Mitsui OSK Lines Ltd.	3,000	7
Mizuho Financial Group, Inc.	33,400	63
MS&AD Insurance Group Holdings, Inc.	1,100	30
Murata Manufacturing Co., Ltd.	300	39
NEC Corp.	8,000	25
NGK Insulators Ltd.	1,000	19
Nidec Corp.	400	28
Nikon Corp.	800	10
Nintendo Co., Ltd.	100	17
Nippon Building Fund, Inc. REIT	4	19
Nippon Steel Sumitomo Metal Corp.	1,000	18
Nippon Telegraph & Telephone Corp.	1,400	49
Nippon Yusen KK	3,000	7
Nissan Motor Co., Ltd.	3,000	28
Nitto Denko Corp.	300	18
Nomura Holdings, Inc.	5,300	31
NTT DoCoMo, Inc.	2,100	35
Odakyu Electric Railway Co., Ltd.	3,000	27
Olympus Corp.	500	16
Omron Corp.	700	21
Oriental Land Co., Ltd.	800	45
ORIX Corp.	1,710	22
Osaka Gas Co., Ltd.	5,000	19
Panasonic Corp.	2,800	28
Rakuten, Inc.	2,000	26
Resona Holdings, Inc.	400	2
Ricoh Co., Ltd.	2,000	20
Rohm Co., Ltd.	300	13
Secom Co., Ltd.	500	30
Sekisui House Ltd.	2,000	31
Seven & I Holdings Co., Ltd.	1,200	55
Seven Bank Ltd.	200	1

Sharp Corp. (f)	2,000	2
Shikoku Electric Power Co., Inc.	500	8
Shin-Etsu Chemical Co., Ltd.	500	26
Shinsei Bank Ltd.	1,000	2
Shionogi & Co., Ltd.	1,200	43
Shiseido Co., Ltd.	800	18
Shizuoka Bank Ltd. (The)	3,000	30
SMC Corp.	200	44
SoftBank Group Corp.	1,100	51
Sompo Japan Nipponkoa Holdings, Inc.	1,000	29
Sony Corp.	1,300	32
Sumitomo Chemical Co., Ltd.	3,000	15
Sumitomo Corp.	1,900	18
Sumitomo Electric Industries Ltd.	1,200	15
Sumitomo Metal Mining Co., Ltd.	1,000	11
Sumitomo Mitsui Financial Group, Inc.	2,100	80
Sumitomo Mitsui Trust Holdings, Inc.	6,000	22
Sumitomo Realty & Development Co., Ltd.	1,000	32
Suruga Bank Ltd.	100	2
Suzuki Motor Corp.	700	22
T&D Holdings, Inc.	1,700	20
Takeda Pharmaceutical Co., Ltd.	900	40
TDK Corp.	400	23
Terumo Corp.	1,000	28
Tohoku Electric Power Co., Inc.	1,000	14
Tokio Marine Holdings, Inc.	1,100	41
Tokyo Electric Power Co., Inc. (f)	3,400	23
Tokyo Electron Ltd.	500	24
Tokyo Gas Co., Ltd.	4,000	19
Tokyu Corp.	3,000	22
Toray Industries, Inc.	3,000	26
Toshiba Corp. (f)	5,000	13
Toyota Industries Corp.	800	38
Toyota Motor Corp.	3,400	200
West Japan Railway Co.	400	25
Yahoo! Japan Corp.	4,700	18
Yamada Denki Co., Ltd.	2,500	10
Yamato Holdings Co., Ltd.	400	8
		3,525
Kazakhstan (0.0%)
KAZ Minerals PLC (f)	1,579	2

Mexico (0.0%)
Primero Mining Corp. (f)	2,000	5

Netherlands (0.5%)
Akzo Nobel N.V.	388	25
ArcelorMittal	1,340	7
ASML Holding N.V.	509	45
CNH Industrial N.V.	777	5
Fiat Chrysler Automobiles N.V. (f)	1,034	13
Fugro N.V. CVA (f)	96	2
Heineken N.V.	613	50
ING Groep N.V. CVA	6,416	91
Koninklijke Ahold N.V.	1,599	31
Koninklijke KPN N.V.	1,823	7
Koninklijke Philips N.V.	1,872	44
Koninklijke Vopak N.V.	116	5
PostNL N.V. (f)	656	2

Randstad Holding N.V.	4,737	283
TNT Express N.V.	586	4
Unilever N.V. CVA	1,953	79
		693
Nicaragua (0.0%)
B2Gold Corp. (f)	10,200	11

Norway (0.1%)
Akastor ASA (f)	246	—@
Aker Solutions ASA	246	1
DNB ASA	2,503	33
Kvaerner ASA	246	—@
Norsk Hydro ASA	1,778	6
Orkla ASA	1,208	9
REC Silicon ASA (f)	1,171	—@
Statoil ASA	2,284	33
Subsea 7 SA (f)	420	3
Telenor ASA	995	19
Yara International ASA	352	14
		118
Peru (0.0%)
Cia de Minas Buenaventura SA ADR	3,400	20

Poland (0.0%)
Jeronimo Martins SGPS SA	411	6

Portugal (0.0%)
Banco Comercial Portugues SA (f)	587,969	28
Banco Espirito Santo SA (Registered) (f)(i)	78,166	1
EDP - Energias de Portugal SA	4,041	15
Galp Energia SGPS SA	421	4
Pharol SGPS SA (Registered) (f)	1,039	—@
		48
Singapore (0.0%)
DBS Group Holdings Ltd.	300	3
Oversea-Chinese Banking Corp., Ltd.	600	4
United Overseas Bank Ltd.	200	3
		10
South Africa (0.2%)
AngloGold Ashanti Ltd. ADR (f)	4,500	37
Gold Fields Ltd. ADR	8,800	23
Harmony Gold Mining Co., Ltd. ADR (f)	4,800	3
Mota-Engil Africa N.V.	74	—@
SABMiller PLC	4,472	254
		317
Spain (1.0%)
Abertis Infraestructuras SA	497	8
ACS Actividades de Construccion y Servicios SA	323	9
Amadeus IT Holding SA, Class A	300	13
Banco Bilbao Vizcaya Argentaria SA	7,387	63
Banco de Sabadell SA	58,335	107
Banco Popular Espanol SA	27,407	100
Banco Santander SA	13,776	73

Bankia SA	141,125	183
Bankinter SA	11,393	84
CaixaBank SA	76,699	295
Distribuidora Internacional de Alimentacion SA (f)	947	6
Enagas SA	359	10
Ferrovial SA	526	12
Gas Natural SDG SA	327	6
Grifols SA	139	6
Grifols SA, Class B	19	1
Iberdrola SA	4,724	31
Industria de Diseno Textil SA	1,405	47
International Consolidated Airlines Group SA (f)	39,459	353
Red Electrica Corp., SA	144	12
Repsol SA	1,442	17
Telefonica SA	4,272	52
		1,488
Sweden (0.8%)
Alfa Laval AB	1,433	24
Assa Abloy AB, Class B	3,402	61
Atlas Copco AB, Class A	2,752	66
Atlas Copco AB, Class B	1,447	32
Boliden AB	904	14
Electrolux AB, Class B	644	18
Hennes & Mauritz AB, Class B	3,058	112
Hexagon AB, Class B	800	25
Husqvarna AB, Class B	486	3
Investment AB Kinnevik	376	11
Investor AB, Class B	1,472	51
Millicom International Cellular SA SDR	268	17
Nordea Bank AB	11,014	123
Ratos AB, Class B	242	1
Sandvik AB	3,965	34
Skandinaviska Enskilda Banken AB, Class A	7,979	85
Skanska AB, Class B	815	16
SKF AB, Class B	1,216	22
Svenska Cellulosa AB SCA, Class B	1,952	55
Svenska Handelsbanken AB, Class A	7,873	113
Swedbank AB, Class A	1,931	43
Swedish Match AB	1,446	44
Tele2 AB, Class B	1,116	11
Telefonaktiebolaget LM Ericsson, Class B	10,055	99
TeliaSonera AB	14,846	80
Volvo AB, Class B	5,564	53
		1,213
Switzerland (3.0%)
ABB Ltd. (Registered) (f)	9,136	162
Actelion Ltd. (Registered) (f)	826	105
Adecco SA (Registered) (f)	6,487	476
Baloise Holding AG (Registered)	328	38
Cie Financiere Richemont SA (Registered)	1,741	136
Coca-Cola HBC AG (f)	258	5
Credit Suisse Group AG (Registered) (f)	4,492	108
GAM Holding AG (f)	1,136	20
Geberit AG (Registered)	272	83
Givaudan SA (Registered) (f)	43	70
Julius Baer Group Ltd. (f)	872	40
Kuehne & Nagel International AG (Registered)	257	33
LafargeHolcim Ltd. (Registered) (f)	326	17

LafargeHolcim Ltd. (Registered) (f)	843	44
Lonza Group AG (Registered) (f)	409	54
Nestle SA (Registered)	10,453	787
Novartis AG (Registered)	4,021	370
Roche Holding AG (Genusschein)	3,741	989
Schindler Holding AG	292	42
SGS SA (Registered)	41	72
Sonova Holding AG (Registered)	429	55
Swatch Group AG (The)	117	43
Swiss Life Holding AG (Registered) (f)	132	30
Swiss Re AG	487	42
Syngenta AG (Registered)	460	148
UBS Group AG (Registered)	13,619	252
Zurich Insurance Group AG (f)	679	167
		4,388
Turkey (0.0%)
Alacer Gold Corp. (f)	2,800	6

United Kingdom (5.9%)
3i Group PLC	4,963	35
Admiral Group PLC	1,371	31
Amec Foster Wheeler PLC	1,662	18
Anglo American PLC	4,826	40
ARM Holdings PLC	9,016	130
AstraZeneca PLC	3,073	195
Aviva PLC	20,206	138
BAE Systems PLC	18,477	125
Barclays PLC	85,607	316
BG Group PLC	11,049	159
BHP Billiton PLC	7,996	122
BP PLC	42,651	216
British American Tobacco PLC	6,651	368
British Land Co., PLC REIT	5,003	64
BT Group PLC	49,753	317
Burberry Group PLC	1,622	34
Cairn Energy PLC (f)	2,702	6
Capita PLC	4,187	76
Centrica PLC	23,157	80
Compass Group PLC	9,998	160
Diageo PLC	8,850	238
Experian PLC	5,901	95
G4S PLC	13,331	47
GlaxoSmithKline PLC	9,930	190
Glencore PLC (f)	29,369	41
Hammerson PLC REIT	3,958	37
HSBC Holdings PLC	32,749	248
ICAP PLC	2,393	17
Imperial Tobacco Group PLC	4,072	211
Indivior PLC	2,979	10
Inmarsat PLC	860	13
Intu Properties PLC REIT	3,113	15
Investec PLC	2,907	22
Johnson Matthey PLC	960	36
Land Securities Group PLC REIT	4,269	81
Legal & General Group PLC	23,729	86
Liberty Global PLC LiLAC, Class A (f)	16	1
Liberty Global PLC LiLAC Series C (f)	49	2
Lloyds Banking Group PLC	109,124	124
Lonmin PLC (f)	316	—@

Man Group PLC	8,436	20
Marks & Spencer Group PLC	5,352	41
National Grid PLC	13,973	195
Next PLC	1,228	142
Old Mutual PLC	19,436	56
Petrofac Ltd.	1,454	17
Prudential PLC	13,665	289
Randgold Resources Ltd.	323	19
Reckitt Benckiser Group PLC	2,979	270
RELX PLC	7,017	120
Rexam PLC	3,426	27
Rio Tinto PLC	5,060	170
Rolls-Royce Holdings PLC (f)	12,280	126
Royal Bank of Scotland Group PLC (f)	12,717	61
Royal Dutch Shell PLC, Class A	11,092	262
Royal Dutch Shell PLC, Class B	8,887	211
RSA Insurance Group PLC	3,934	24
Schroders PLC	497	21
Segro PLC REIT	4,169	27
Severn Trent PLC	1,079	36
Shire PLC	4,249	290
Signet Jewelers Ltd.	200	27
Sky PLC	7,459	118
Smith & Nephew PLC	5,772	101
Smiths Group PLC	2,245	34
SSE PLC	4,267	97
Standard Chartered PLC	5,472	53
Standard Life PLC	8,549	50
Tesco PLC	26,487	74
Tullow Oil PLC (f)	4,038	10
Unilever PLC	4,638	189
United Utilities Group PLC	3,293	46
Verizon Communications, Inc.	6,002	261
Verizon Communications, Inc.	6,188	270
Vodafone Group PLC	128,350	406
Weir Group PLC (The)	985	17
WM Morrison Supermarkets PLC	10,983	28
Wolseley PLC	1,199	70
WPP PLC	12,234	255
		8,674
United States (29.9%)
3M Co.	3,329	472
Abbott Laboratories	4,582	184
AbbVie, Inc.	3,982	217
Accenture PLC, Class A	2,286	225
Adobe Systems, Inc. (f)	874	72
ADT Corp. (The)	13	—@
AES Corp.	274	3
Aetna, Inc.	285	31
Agilent Technologies, Inc.	203	7
Alamos Gold, Inc., Class A (f)	3,070	11
Alexion Pharmaceuticals, Inc. (f)	221	35
Allergan PLC (f)	199	54
Alpha Natural Resources, Inc. (f)	109	—@
Alphabet, Inc., Class A (f)	658	420
Alphabet, Inc., Class C (f)	659	401
Altera Corp.	301	15
Altria Group, Inc.	7,100	386
Amazon.com, Inc. (f)	1,183	606

Ameren Corp.	189	8
American Electric Power Co., Inc.	652	37
American Express Co.	12,874	954
American International Group, Inc.	6,500	369
American Tower Corp. REIT	458	40
Ameriprise Financial, Inc.	201	22
AmerisourceBergen Corp.	354	34
Amgen, Inc.	2,268	314
Amphenol Corp., Class A	868	44
Anadarko Petroleum Corp.	3,112	188
Analog Devices, Inc.	152	9
Annaly Capital Management, Inc. REIT	917	9
Anthem, Inc.	322	45
Apache Corp.	229	9
Apple, Inc.	17,285	1,907
AT&T, Inc.	14,806	482
Automatic Data Processing, Inc.	311	25
Avery Dennison Corp.	371	21
Baker Hughes, Inc.	641	33
Bank of America Corp.	40,203	626
Bank of New York Mellon Corp. (The)	949	37
Baxalta, Inc.	3,058	96
Baxter International, Inc.	3,058	100
BB&T Corp.	1,016	36
Becton Dickinson and Co.	293	39
Bed Bath & Beyond, Inc. (f)	791	45
Berkshire Hathaway, Inc., Class B (f)	3,200	417
Best Buy Co., Inc.	1,100	41
Biogen, Inc. (f)	950	277
BlackRock, Inc.	949	282
Bloomin’ Brands, Inc.	400	7
Boeing Co. (The)	2,231	292
Boston Properties, Inc. REIT	158	19
Boston Scientific Corp. (f)	686	11
Bristol-Myers Squibb Co.	7,768	460
Broadcom Corp., Class A	337	17
Brookfield Property Partners LP	40	1
C.H. Robinson Worldwide, Inc.	209	14
Cablevision Systems Corp.	588	19
California Resources Corp.	1,101	3
Cameron International Corp. (f)	80	5
Capital One Financial Corp.	201	15
Cardinal Health, Inc.	164	13
Care Capital Properties, Inc. REIT	84	3
Carnival Corp.	2	—@
Carter’s, Inc.	100	9
Caterpillar, Inc.	3,132	205
CBS Corp., Class B	811	32
CDK Global, Inc.	137	7
Celgene Corp. (f)	2,744	297
CenterPoint Energy, Inc.	158	3
CenturyLink, Inc.	808	20
Cerner Corp. (f)	670	40
CF Industries Holdings, Inc.	35	2
Charles Schwab Corp. (The)	1,557	44
Chemours Co. (The)	780	5
Chesapeake Energy Corp.	223	2
Chevron Corp.	5,732	452
Chipotle Mexican Grill, Inc. (f)	40	29
Cigna Corp.	293	40
Cintas Corp.	169	15

Cisco Systems, Inc.	16,277	427
CIT Group, Inc.	544	22
Citigroup, Inc.	11,166	554
Citizens Financial Group, Inc.	100	2
Citrix Systems, Inc. (f)	333	23
Cliffs Natural Resources, Inc.	15	—@
CME Group, Inc.	191	18
Coach, Inc.	322	9
Coca-Cola Co.	3,077	123
Coca-Cola Enterprises, Inc.	102	5
Coeur Mining, Inc. (f)	1,560	4
Cognizant Technology Solutions Corp., Class A (f)	626	39
Colgate-Palmolive Co.	8,904	565
Comcast Corp., Class A	7,988	454
Comcast Corp. Special Class A	706	40
Comerica, Inc.	301	12
Concho Resources, Inc. (f)	109	11
ConocoPhillips	5,757	276
CONSOL Energy, Inc.	414	4
Consolidated Edison, Inc.	316	21
Costco Wholesale Corp.	2,109	305
CR Bard, Inc.	111	21
Crown Castle International Corp. REIT	535	42
CST Brands, Inc.	71	2
CSX Corp.	750	20
Cummins, Inc.	9	1
CVS Health Corp.	9,548	921
Danaher Corp.	759	65
Darden Restaurants, Inc.	400	27
DaVita HealthCare Partners, Inc. (f)	282	20
Deere & Co.	22	2
Devon Energy Corp.	356	13
Discover Financial Services	605	31
Discovery Communications, Inc., Class A (f)	505	13
Discovery Communications, Inc., Class C (f)	1,415	34
Dollar General Corp.	1,000	72
Dollar Tree, Inc. (f)	798	53
Dominion Resources, Inc.	354	25
Dow Chemical Co. (The)	5,400	229
DTE Energy Co.	263	21
Duke Energy Corp.	2,555	184
Dun & Bradstreet Corp. (The)	144	15
Eaton Corp., PLC	27	1
eBay, Inc. (f)	5,359	131
Ecolab, Inc.	29	3
Edison International	448	28
Edwards Lifesciences Corp. (f)	147	21
EI du Pont de Nemours & Co.	3,900	188
Eli Lilly & Co.	3,432	287
EMC Corp.	12,115	293
Emerson Electric Co.	3,134	138
Entergy Corp.	265	17
EOG Resources, Inc.	910	66
Equity Residential REIT	337	25
Estee Lauder Cos., Inc. (The), Class A	368	30
Exelon Corp.	699	21
Express Scripts Holding Co. (f)	2,160	175
Exxon Mobil Corp.	11,874	883
Facebook, Inc., Class A (f)	4,300	387
Fastenal Co.	14	1
FedEx Corp.	319	46

Fifth Third Bancorp	1,465	28
First Republic Bank	100	6
FirstEnergy Corp.	391	12
Fluor Corp.	41	2
FMC Technologies, Inc. (f)	89	3
Ford Motor Co.	16,094	218
Franklin Resources, Inc.	301	11
Freeport-McMoRan, Inc.	28,200	273
Frontier Communications Corp.	623	3
G-III Apparel Group Ltd. (f)	100	6
Gap, Inc. (The)	1,400	40
General Dynamics Corp.	66	9
General Electric Co.	17,708	447
General Growth Properties, Inc. REIT	905	24
General Mills, Inc.	846	48
Gilead Sciences, Inc.	3,773	370
Goldman Sachs Group, Inc. (The)	1,725	300
H&R Block, Inc.	900	33
Halliburton Co.	26,430	934
Halyard Health, Inc. (f)	275	8
Hanesbrands, Inc.	1,300	38
HCP, Inc. REIT	298	11
Hecla Mining Co.	4,480	9
Henry Schein, Inc. (f)	149	20
Hershey Co. (The)	149	14
Hess Corp.	209	10
Hewlett-Packard Co.	3,806	97
Home Depot, Inc.	5,400	624
Honeywell International, Inc.	5,041	477
Hudson City Bancorp, Inc.	270	3
Humana, Inc.	118	21
Huntington Bancshares, Inc.	100	1
IAMGOLD Corp. (f)	4,030	7
Illinois Tool Works, Inc.	26	2
Intel Corp.	9,563	288
Intercontinental Exchange, Inc.	115	27
International Business Machines Corp.	2,846	413
Interpublic Group of Cos., Inc. (The)	1,260	24
Intuit, Inc.	305	27
Intuitive Surgical, Inc. (f)	43	20
Invesco Ltd.	652	20
Iron Mountain, Inc. REIT	501	16
Johnson & Johnson	8,320	777
Johnson Controls, Inc.	588	24
Joy Global, Inc.	41	1
JPMorgan Chase & Co.	15,738	960
Juniper Networks, Inc.	898	23
Kellogg Co.	503	33
KeyCorp	1,079	14
Keysight Technologies, Inc. (f)	101	3
Kimberly-Clark Corp.	2,500	273
Kimco Realty Corp. REIT	826	20
Kohl’s Corp.	882	41
Kraft Heinz Co. (The)	86	6
Kroger Co. (The)	1,720	62
L Brands, Inc.	1,250	113
Laboratory Corp. of America Holdings (f)	155	17
Las Vegas Sands Corp.	147	6
Li & Fung Ltd. (g)	8,000	6
Liberty Global PLC, Class A (f)	339	15
Liberty Global PLC Series C (f)	999	41

Liberty Property Trust REIT	442	14
Lockheed Martin Corp.	14	3
Lowe’s Cos., Inc.	5,742	396
M&T Bank Corp.	181	22
Macerich Co. (The) REIT	337	26
Macy’s, Inc.	1,100	56
Mallinckrodt PLC (f)	26	2
Manpowergroup, Inc.	99	8
Marathon Oil Corp.	486	8
Marathon Petroleum Corp.	638	30
Marriott International, Inc., Class A	902	62
Mastercard, Inc., Class A	6,410	578
McDonald’s Corp.	3,274	323
McGraw Hill Financial, Inc.	396	34
McKesson Corp.	282	52
Mead Johnson Nutrition Co.	235	17
Medtronic PLC	5,949	398
Men’s Wearhouse, Inc. (The)	100	4
Merck & Co., Inc.	6,422	317
Microsoft Corp.	19,514	864
Mondelez International, Inc., Class A	2,224	93
Monsanto Co.	848	72
Mosaic Co. (The)	26	1
Murphy Oil Corp.	316	8
Murphy USA, Inc. (f)	129	7
NASDAQ, Inc.	170	9
National Oilwell Varco, Inc.	497	19
NetApp, Inc.	914	27
NetScout Systems, Inc. (f)	9,055	320
New York Community Bancorp, Inc.	270	5
Newfield Exploration Co. (f)	434	14
Newmont Mining Corp.	23,764	382
News Corp., Class A	1,194	15
News Corp., Class B	256	3
NextEra Energy, Inc.	299	29
NIKE, Inc., Class B	5,202	640
Noble Corp., PLC	201	2
Noble Energy, Inc.	256	8
Nordstrom, Inc.	724	52
Norfolk Southern Corp.	687	53
Northrop Grumman Corp.	17	3
NOW, Inc. (f)	149	2
O’Reilly Automotive, Inc. (f)	229	57
Occidental Petroleum Corp.	2,803	185
Omnicom Group, Inc.	259	17
ONE Gas, Inc.	102	5
ONEOK, Inc.	308	10
Oracle Corp.	11,907	430
PACCAR, Inc.	20	1
Paragon Offshore PLC	67	—@
PayPal Holdings, Inc. (f)	5,359	166
Peabody Energy Corp.	603	1
Pentair PLC	6	—@
People’s United Financial, Inc.	270	4
PepsiCo, Inc.	4,494	424
Pfizer, Inc.	14,012	440
PG&E Corp.	444	23
Philip Morris International, Inc.	4,254	337
Phillips 66	2,037	157
Pioneer Natural Resources Co.	282	34
Pitney Bowes, Inc.	184	4

Plum Creek Timber Co., Inc. REIT	442	17
PNC Financial Services Group, Inc. (The)	1,710	153
PPL Corp.	471	16
Praxair, Inc.	26	3
Precision Castparts Corp.	5	1
Priceline Group, Inc. (The) (f)	48	59
Procter & Gamble Co. (The)	8,573	617
ProLogis, Inc. REIT	297	12
Public Service Enterprise Group, Inc.	571	24
Public Storage REIT	151	32
QUALCOMM, Inc.	7,976	429
Quest Diagnostics, Inc.	232	14
Range Resources Corp.	131	4
Rayonier Advanced Materials, Inc.	153	1
Rayonier, Inc. REIT	360	8
Raytheon Co.	20	2
Regions Financial Corp.	1,587	14
Republic Services, Inc.	496	20
Robert Half International, Inc.	201	10
Rockwell Automation, Inc.	9	1
Ross Stores, Inc.	1,932	94
Rouse Properties, Inc. REIT	44	1
Royal Caribbean Cruises Ltd.	2	—@
Royal Gold, Inc.	760	36
Salesforce.com, Inc. (f)	449	31
SanDisk Corp.	282	15
Schlumberger Ltd.	4,119	284
Scripps Networks Interactive, Inc., Class A	143	7
Sempra Energy	331	32
Seventy Seven Energy, Inc. (f)	15	—@
Sibanye Gold Ltd. ADR	2,620	12
Simon Property Group, Inc. REIT	1,188	218
Southern Co. (The)	566	25
Southwestern Energy Co. (f)	572	7
Spectra Energy Corp.	705	19
Sprint Corp. (f)	3,116	12
St. Jude Medical, Inc.	344	22
Staples, Inc.	325	4
Starbucks Corp.	6,594	375
State Street Corp.	332	22
Stericycle, Inc. (f)	235	33
Steven Madden Ltd. (f)	200	7
Stryker Corp.	305	29
SunTrust Banks, Inc.	631	24
Symantec Corp.	818	16
Sysco Corp.	798	31
T. Rowe Price Group, Inc.	262	18
Tahoe Resources, Inc.	2,620	20
Talen Energy Corp. (f)	58	1
Target Corp.	5,047	397
TE Connectivity Ltd.	167	10
Tenaris SA	473	6
Texas Instruments, Inc.	9,024	447
Thermo Fisher Scientific, Inc.	386	47
Time Warner Cable, Inc.	348	62
Time Warner, Inc.	1,956	135
Time, Inc.	294	6
TJX Cos., Inc. (The)	3,769	269
Twenty-First Century Fox, Inc., Class A	4,077	110
Twenty-First Century Fox, Inc., Class B	624	17
Tyco International PLC	27	1

Ultra Petroleum Corp. (f)	130	1
Union Pacific Corp.	5,112	452
United Parcel Service, Inc., Class B	6,070	599
United Technologies Corp.	9,344	832
UnitedHealth Group, Inc.	5,291	614
Urban Edge Properties REIT	59	1
Urban Outfitters, Inc. (f)	400	12
US Bancorp	4,559	187
Valero Energy Corp.	646	39
Varian Medical Systems, Inc. (f)	257	19
Ventas, Inc. REIT	337	19
Verisk Analytics, Inc. (f)	152	11
VF Corp.	324	22
Viacom, Inc., Class B	273	12
Visa, Inc., Class A	8,272	576
Vornado Realty Trust REIT	118	11
Wal-Mart Stores, Inc.	9,392	609
Walgreens Boots Alliance, Inc.	905	75
Walt Disney Co. (The)	5,782	591
Waste Management, Inc.	510	25
Weatherford International PLC (f)	1,434	12
WEC Energy Group, Inc.	199	10
Wells Fargo & Co.	12,001	616
Welltower, Inc. REIT	337	23
Western Union Co. (The)	80	1
Weyerhaeuser Co. REIT	636	17
Whole Foods Market, Inc.	648	21
Williams Cos., Inc. (The)	863	32
Williams-Sonoma, Inc.	300	23
WP GLIMCHER, Inc. REIT	644	8
WPX Energy, Inc. (f)	274	2
WW Grainger, Inc.	3	1
Wynn Resorts Ltd.	103	5
Xcel Energy, Inc.	376	13
Xerox Corp.	1,850	18
Xylem, Inc.	121	4
Yahoo!, Inc. (f)	906	26
Yum! Brands, Inc.	392	31
Zimmer Biomet Holdings, Inc.	235	22
Zoetis, Inc.	3,488	144
		43,959
Total Common Stocks (Cost $74,220)		76,360

	No. of Rights
Rights (0.0%)
United States (0.0%)
Safeway Casa Ley CVR (f)	104	—@
Safeway PDC, LLC CVR (f)	104	—@
Total Rights (Cost $—@)		—@

No. of Warrants
Warrant (0.0%)
France (0.0%)
Peugeot SA, expires 4/29/17 (f) (Cost $—@)	386	1

	Shares	Value (000)
Investment Companies (5.5%)
United States (5.5%)
iShares MSCI Emerging Markets Index Fund	7,100	233
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio (j)	118,154	2,354
SPDR S&P 500 ETF Trust	28,344	5,431
Total Investment Companies (Cost $7,529)		8,018

Short-Term Investments (10.1%)
Investment Company (8.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (k) (Cost $13,148)	13,147,501	13,148

	Face Amount (000)
U.S. Treasury Security (1.2%)
U.S. Treasury Bill
0.26%, 3/10/16 (l)(m) (Cost $1,732)	$1,734	1,734
Total Short-Term Investments (Cost $14,880)		14,882
Total Investments (99.0%) (Cost $143,487) (n)(o)(p)		145,471
Other Assets in Excess of Liabilities (1.0%)		1,501
Net Assets (100.0%)		$146,972

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2015.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2015.

(e)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2015. Maturity date disclosed is the ultimate maturity date.
(f)	Non-income producing security.
(g)	Security trades on the Hong Kong exchange.
(h)

At September 30, 2015, the Portfolio held a fair valued security valued at approximately $3,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(i)	Security has been deemed illiquid at September 30, 2015.
(j)

The Portfolio invests in Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio (“Emerging Markets Portfolio”), an open-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Emerging Markets Portfolio. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $22,000 relating to the Portfolio’s investment in the Emerging Markets Portfolio.

(k)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $12,000 relating to the Portfolio’s investment in the Liquidity Funds.

(l)	Rate shown is the yield to maturity at September 30, 2015.
(m)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(n)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(o)

The approximate fair value and percentage of net assets, $30,647,000 and 20.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(p)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $12,821,000 and the aggregate gross unrealized depreciation is approximately $10,837,000 resulting in net unrealized appreciation of approximately $1,984,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
ETF	Exchange Traded Fund.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.
SDR	Swedish Depositary Receipt.
SPDR	Standard & Poor’s Depository Receipt.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at September 30, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CHF	177	$182	10/15/15	USD	182	$182	$ —@
Bank of America NA	EUR	950	1,062	10/15/15	USD	1,074	1,074	12
Bank of America NA	EUR	595	665	10/15/15	USD	666	666	1
Bank of America NA	JPY	98,693	823	10/15/15	USD	824	824	1
Bank of America NA	PLN	79	21	10/15/15	USD	21	21	—@
Bank of America NA	USD	3,161	3,161	10/15/15	EUR	2,802	3,132	(29)
Bank of America NA	USD	1,161	1,161	10/15/15	JPY	138,429	1,154	(7)
Bank of Montreal	AUD	1,893	1,328	10/15/15	USD	1,340	1,340	12
Bank of Montreal	NZD	3,163	2,020	10/15/15	USD	1,988	1,988	(32)
Bank of Montreal	USD	1,073	1,073	10/15/15	AUD	1,532	1,075	2
Bank of Montreal	USD	1,516	1,516	10/15/15	CAD	2,012	1,507	(9)
Bank of Montreal	USD	383	383	10/15/15	EUR	338	377	(6)
Bank of Montreal	USD	555	555	10/15/15	JPY	66,613	556	1
Bank of Montreal	USD	1	1	10/15/15	MXN	13	1	(—@ )
Bank of Montreal	USD	1,076	1,076	10/15/15	NZD	1,693	1,081	5
Bank of Montreal	USD	267	267	10/15/15	NZD	418	267	(—@ )
Bank of Montreal	USD	47	47	10/15/15	TRY	143	47	—@
Bank of New York Mellon	CHF	1,447	1,485	10/15/15	USD	1,488	1,488	3
Bank of New York Mellon	USD	483	483	10/15/15	JPY	58,013	484	1
Bank of New York Mellon	USD	1,434	1,434	10/15/15	SEK	11,884	1,420	(14)
Barclays Bank PLC	CLP	15,112	22	10/15/15	USD	22	22	—@
Barclays Bank PLC	USD	61	61	10/15/15	BRL	238	60	(1)
Barclays Bank PLC	USD	240	240	10/15/15	BRL	960	241	1
Citibank NA	CNY	3,353	520	5/19/16	USD	537	537	17
Citibank NA	CNY	9,823	1,525	5/19/16	USD	1,574	1,574	49
Citibank NA	EUR	417	466	10/15/15	USD	469	469	3
Citibank NA	GBP	150	227	10/15/15	USD	230	230	3
Citibank NA	GBP	697	1,054	10/15/15	USD	1,080	1,080	26
Citibank NA	GBP	322	486	10/15/15	USD	487	487	1
Citibank NA	NOK	1,350	158	10/5/15	USD	162	162	4

Citibank NA	THB	51,190	1,410	10/15/15	USD	1,415	1,415	5
Citibank NA	USD	334	334	5/19/16	CNY	2,171	336	2
Citibank NA	USD	2,413	2,413	10/5/15	EUR	2,143	2,394	(19)
Citibank NA	USD	418	418	10/15/15	JPY	50,211	419	1
Citibank NA	USD	217	217	10/15/15	KRW	257,257	217	—@
Citibank NA	USD	156	156	10/15/15	RUB	10,687	163	7
Citibank NA	USD	198	198	10/15/15	RUB	13,030	199	1
Citibank NA	USD	805	805	10/15/15	THB	28,998	799	(6)
Citibank NA	USD	270	270	10/15/15	THB	9,667	266	(4)
Commonwealth Bank of Australia	AUD	2,810	1,971	10/15/15	USD	1,989	1,989	18
Commonwealth Bank of Australia	USD	1,724	1,724	10/15/15	AUD	2,407	1,688	(36)
Commonwealth Bank of Australia	USD	485	485	10/15/15	AUD	679	477	(8)
Credit Suisse International	CHF	101	103	10/15/15	USD	103	103	—@
Credit Suisse International	NZD	1,790	1,143	10/15/15	USD	1,125	1,125	(18)
Credit Suisse International	USD	2,322	2,322	10/15/15	EUR	2,033	2,272	(50)
Credit Suisse International	USD	296	296	10/15/15	ILS	1,149	293	(3)
Credit Suisse International	USD	1,090	1,090	10/15/15	NZD	1,716	1,096	6
Deutsche Bank AG	CHF	3,144	3,227	10/15/15	USD	3,233	3,233	6
Deutsche Bank AG	CNY	6,549	1,016	5/19/16	USD	1,049	1,049	33
Deutsche Bank AG	EUR	194	216	10/5/15	CHF	210	215	(1)
Deutsche Bank AG	EUR	176	197	10/5/15	PLN	750	197	—@
Deutsche Bank AG	EUR	283	316	10/5/15	USD	314	314	(2)
Deutsche Bank AG	GBP	160	242	10/5/15	EUR	217	243	1
Deutsche Bank AG	HUF	1,917	7	10/15/15	USD	7	7	—@
Deutsche Bank AG	MXN	6,792	402	10/5/15	USD	402	402	(—@ )
Deutsche Bank AG	PLN	949	250	10/5/15	USD	252	252	2
Deutsche Bank AG	PLN	635	166	10/15/15	USD	170	170	4
Deutsche Bank AG	USD	164	164	10/5/15	CHF	158	162	(2)
Deutsche Bank AG	USD	441	441	10/15/15	DKK	2,914	437	(4)
Deutsche Bank AG	USD	775	775	10/5/15	GBP	506	765	(10)
Deutsche Bank AG	USD	2,873	2,873	10/15/15	SEK	23,804	2,845	(28)
Deutsche Bank AG	USD	318	318	10/15/15	SGD	446	314	(4)
Goldman Sachs International	GBP	435	659	10/15/15	USD	660	660	1

Goldman Sachs International	USD	1,158	1,158	10/15/15	GBP	740	1,120	(38)
Goldman Sachs International	USD	627	627	10/15/15	HKD	4,860	627	(—@ )
HSBC Bank PLC	GBP	125	189	10/5/15	USD	191	191	2
HSBC Bank PLC	NZD	2,430	1,553	10/5/15	USD	1,537	1,537	(16)
HSBC Bank PLC	NZD	230	147	10/5/15	USD	145	145	(2)
JPMorgan Chase Bank NA	AUD	737	517	10/6/15	USD	519	519	2
JPMorgan Chase Bank NA	CAD	321	240	10/5/15	USD	240	240	(—@ )
JPMorgan Chase Bank NA	EUR	62	69	10/5/15	SEK	590	70	1
JPMorgan Chase Bank NA	GBP	28	42	10/5/15	EUR	38	42	—@
JPMorgan Chase Bank NA	INR	31,324	476	10/15/15	USD	469	469	(7)
JPMorgan Chase Bank NA	INR	9,304	142	10/15/15	USD	142	142	—@
JPMorgan Chase Bank NA	KRW	2,327,755	1,963	10/15/15	USD	1,960	1,960	(3)
JPMorgan Chase Bank NA	KRW	654,466	552	10/5/15	USD	552	552	(—@ )
JPMorgan Chase Bank NA	NZD	299	191	10/5/15	USD	188	188	(3)
JPMorgan Chase Bank NA	SEK	609	73	10/5/15	USD	72	72	(1)
JPMorgan Chase Bank NA	USD	297	297	10/6/15	AUD	423	297	(—@ )
JPMorgan Chase Bank NA	USD	434	434	10/15/15	EUR	383	428	(6)
JPMorgan Chase Bank NA	USD	497	497	10/15/15	INR	33,312	506	9
JPMorgan Chase Bank NA	USD	11	11	10/5/15	JPY	1,258	11	(—@ )
JPMorgan Chase Bank NA	USD	497	497	10/15/15	KRW	583,836	493	(4)
JPMorgan Chase Bank NA	USD	589	589	10/15/15	KRW	685,373	578	(11)
JPMorgan Chase Bank NA	USD	551	551	11/4/15	KRW	654,466	552	1
JPMorgan Chase Bank NA	USD	530	530	10/15/15	KRW	631,685	532	2
JPMorgan Chase Bank NA	USD	240	240	10/5/15	NOK	2,058	242	2
Northern Trust Company	USD	212	212	10/15/15	SGD	298	209	(3)
State Street Bank and Trust Co.	CHF	647	664	10/15/15	USD	677	677	13
State Street Bank and Trust Co.	CHF	297	305	10/15/15	USD	309	309	4
State Street Bank and Trust Co.	CHF	1,553	1,593	10/15/15	USD	1,602	1,602	9
State Street Bank and Trust Co.	THB	26,582	732	10/15/15	USD	735	735	3

State Street Bank and Trust Co.	USD	216	216	10/15/15	CHF	211	216	—@
State Street Bank and Trust Co.	USD	251	251	10/15/15	EUR	222	249	(2)
State Street Bank and Trust Co.	USD	18	18	10/15/15	MXN	297	18	(—@ )
State Street Bank and Trust Co.	USD	1,606	1,606	10/15/15	SEK	13,225	1,581	(25)
State Street Bank and Trust Co.	USD	677	677	10/15/15	SEK	5,534	661	(16)
State Street Bank and Trust Co.	USD	530	530	10/15/15	THB	19,184	529	(1)
UBS AG	CAD	742	556	10/5/15	USD	565	565	9
UBS AG	CHF	306	314	10/15/15	USD	315	315	1
UBS AG	CHF	158	162	10/5/15	USD	162	162	(—@ )
UBS AG	CHF	1,569	1,610	10/15/15	USD	1,613	1,613	3
UBS AG	CHF	210	216	10/15/15	USD	217	217	1
UBS AG	EUR	1,233	1,378	10/15/15	USD	1,396	1,396	18
UBS AG	EUR	492	550	10/15/15	USD	559	559	9
UBS AG	GBP	348	526	10/15/15	USD	534	534	8
UBS AG	GBP	16	25	10/15/15	USD	26	26	1
UBS AG	GBP	66	100	10/15/15	USD	103	103	3
UBS AG	IDR	1,286,049	88	10/15/15	USD	89	89	1
UBS AG	JPY	17,291	144	10/5/15	USD	144	144	—@
UBS AG	TWD	232	7	10/15/15	USD	7	7	—@
UBS AG	USD	862	862	10/15/15	CAD	1,143	857	(5)
UBS AG	USD	162	162	11/4/15	CHF	158	162	—@
UBS AG	USD	6	6	10/5/15	EUR	5	6	(—@ )
UBS AG	USD	22	22	10/5/15	EUR	19	22	(—@ )
UBS AG	USD	33	33	10/5/15	GBP	22	33	(—@ )
UBS AG	USD	4,117	4,117	10/5/15	JPY	493,048	4,110	(7)
UBS AG	USD	721	721	10/15/15	JPY	86,606	722	1
UBS AG	USD	553	553	10/5/15	KRW	654,466	552	(1)
UBS AG	USD	383	383	10/5/15	MXN	6,516	385	2
UBS AG	USD	125	125	10/15/15	NOK	1,028	121	(4)
UBS AG	USD	826	826	10/5/15	NZD	1,311	838	12
UBS AG	USD	115	115	10/15/15	SGD	162	113	(2)
UBS AG	USD	140	140	10/15/15	TWD	4,641	140	—@
UBS AG	ZAR	7,940	573	10/5/15	USD	589	589	16
UBS AG	ZAR	481	34	10/15/15	USD	35	35	1
Westpac Banking Corp.	USD	237	237	10/5/15	EUR	210	235	(2)
			$83,100				$83,011	$(89)

Futures Contracts:

The Portfolio had the following futures contracts open at September 30, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Australian 10 yr. Bond (Australia)	3	$272	Dec-15	$2
CAC 40 Index (France)	1	50	Oct-15	(1)
Dax Index (Germany)	1	270	Dec-15	(14)
Euro Stoxx 50 Index (Germany)	351	12,123	Dec-15	(288)
FTSE MIB Index (Italy)	5	593	Dec-15	(6)
Gold Futures (United States)	16	1,784	Dec-15	(39)
Hang Seng Index (Hong Kong)	4	537	Oct-15	(12)
IBEX 35 Index (Spain)	7	746	Oct-15	(18)
MSCI Emerging Market E Mini (United States)	241	9,533	Dec-15	(207)
MSCI Singapore Free Index (Singapore)	12	527	Oct-15	(7)
NIKKEI 225 Index (United States)	70	5,104	Dec-15	(120)
S+P TSE 60 Index (Canada)	14	1,637	Dec-15	(3)
SPI 200 Index (Australia)	12	1,054	Dec-15	(—@ )
U.S. Treasury 5 yr. Note (United States)	31	3,736	Dec-15	22
U.S. Treasury Ultra Long Bond (United States)	2	321	Dec-15	(5)

Short:
Copper Futures (United States)	8	(468)	Dec-15	(19)
FTSE 100 Index (United Kingdom)	29	(2,640)	Dec-15	72
German Euro Bund (Germany)	6	(1,047)	Dec-15	(17)
S&P 500 E MINI Index (United States)	36	(3,436)	Dec-15	91
TOPIX Index (Japan)	11	(1,294)	Dec-15	58
U.S. Treasury 10 yr. Note (United States)	60	(7,724)	Dec-15	(78)
U.S. Treasury 2 yr. Note (United States)	3	(657)	Dec-15	(1)
U.S. Treasury Long Bond (United States)	4	(630)	Dec-15	(15)
U.S. Treasury Ultra Long Bond (United States)	3	(481)	Dec-15	(9)
UK Long Gilt Bond (United Kingdom)	5	(901)	Dec-15	(16)
				$(630)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at September 30, 2015:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)		Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Russian Federation	Sell	$1,411	1.00%	12/20/20	$(174)	$15		$(159)	BBB-
Goldman Sachs International
People’s Republic of China	Buy	706	1.00	12/20/20	9	(—@	)	9	AA-
Goldman Sachs International
Australian Government	Buy	178	1.00	12/20/20	(4)	—@		(4)	AAA
Goldman Sachs International
People’s Republic of China	Buy	1,811	1.00	12/20/20	23	(—@	)	23	AA-
Goldman Sachs International
Australian Government	Buy	1,992	1.00	12/20/20	(53)	7		(46)	AAA
		$6,098			$(199)	$22		$(177)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at September 30, 2015:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date		Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	1 Month TIIE	Receive	4.32%	7/27/17	MXN	4,400	$ (—@	)
Bank of America NA	1 Month TIIE	Receive	4.33	7/27/17		4,459	(—@	)
Bank of America NA	1 Month TIIE	Receive	4.39	7/28/17		7,455	(1)
Bank of America NA	1 Month TIIE	Pay	6.30	7/17/25		1,019	(—@	)
Bank of America NA	1 Month TIIE	Pay	6.32	7/17/25		1,033	(—@	)
Bank of America NA	1 Month TIIE	Pay	6.32	7/18/25		1,830	(—@	)
Barclays Bank PLC	1 Month TIIE	Receive	4.28	7/26/17		13,478	(—@	)
Barclays Bank PLC	1 Month TIIE	Receive	4.30	7/26/17		13,478	(1)
Barclays Bank PLC	1 Month TIIE	Receive	4.33	7/26/17		9,245	(1)
Barclays Bank PLC	1 Month TIIE	Receive	4.34	7/27/17		13,657	(1)
Barclays Bank PLC	1 Month TIIE	Receive	4.36	7/27/17		12,776	(1)
Barclays Bank PLC	1 Month TIIE	Pay	6.34	7/16/25		3,305	(—@	)
Barclays Bank PLC	1 Month TIIE	Pay	6.35	7/16/25		3,305	(—@	)
Barclays Bank PLC	1 Month TIIE	Pay	6.36	7/16/25		2,113	(—@	)
Barclays Bank PLC	1 Month TIIE	Pay	6.32	7/17/25		3,106	(1)
Barclays Bank PLC	1 Month TIIE	Pay	6.34	7/17/25		2,974	(—@	)
Citibank NA	1 Month TIIE	Receive	4.29	7/25/17		1,359	(—@	)
Citibank NA	1 Month TIIE	Receive	4.30	7/26/17		5,941	(—@	)
Citibank NA	1 Month TIIE	Receive	4.38	7/28/17		4,327	(1)
Citibank NA	1 Month TIIE	Pay	6.36	7/15/25		4,269	(—@	)
Citibank NA	1 Month TIIE	Pay	6.34	7/16/25		1,608	(—@	)
Citibank NA	1 Month TIIE	Pay	6.33	7/18/25		1,000	(—@	)
Deutsche Bank AG	1 Month TIIE	Receive	4.38	7/28/17		13,486	(2)
Deutsche Bank AG	1 Month TIIE	Pay	6.33	7/18/25		3,079	(1)
Goldman Sachs International	1 Month TIIE	Receive	4.29	7/26/17		13,492	(—@	)
Goldman Sachs International	1 Month TIIE	Receive	4.38	7/28/17		13,454	(1)
Goldman Sachs International	1 Month TIIE	Pay	6.33	7/16/25		3,309	(1)
Goldman Sachs International	1 Month TIIE	Pay	6.32	7/18/25		3,072	(1)
JPMorgan Chase Bank NA	1 Month TIIE	Pay	6.33	7/17/25		700	(—@	)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.71	3/19/20	$2,900		(53)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.45	7/17/25		1,400	(63)
UBS AG	1 Month TIIE	Receive	4.31	7/25/17	MXN	17,845	(1)
UBS AG	1 Month TIIE	Receive	4.30	7/26/17		8,846	(—@	)
UBS AG	1 Month TIIE	Receive	4.33	7/27/17		13,725	(1)
UBS AG	1 Month TIIE	Pay	6.37	7/15/25		4,373	—@
UBS AG	1 Month TIIE	Pay	6.34	7/16/25		2,182	(—@	)
UBS AG	1 Month TIIE	Pay	6.33	7/17/25		3,119	(1)
UBS AG	1 Month TIIE	Pay	6.35	7/18/25		3,080	(—@	)
Union Bank of Switzerland	1 Month TIIE	Receive	4.40	7/28/17		13,493	(2)
							$(134)

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at September 30, 2015:

				Pay/Receive		Unrealized
		Notional		Total Return		Appreciation
Swap		Amount	Floating	of Referenced	Maturity	(Depreciation)
Counterparty	Index	(000)	Rate	Index	Date	(000)
Citibank NA	Citi Australia Bank Custom Basket††	$19	3 Month USD LIBOR minus 0.20%	Pay	8/23/16	$(4)
Citibank NA	Citi Australia Bank Custom Basket††	480	3 Month USD LIBOR minus 0.20%	Pay	8/23/16	59
Deutsche Bank AG	DB Global Machinery Index††	601	3 Month USD LIBOR minus 0.35%	Pay	11/10/15	91
Goldman Sachs International	GS Auto Components Index††	176	3 Month USD LIBOR minus 0.25%	Pay	12/12/15	(3)
Goldman Sachs International	GS Auto Components Index††	526	3 Month USD LIBOR minus 0.25%	Pay	12/17/15	—@
JPMorgan Chase Bank NA	JPM Aerospace Index††	1,774	3 Month USD LIBOR minus 0.26%	Pay	9/8/16	43
JPMorgan Chase Bank NA	JPM Aerospace Index††	1,619	3 Month USD LIBOR minus 0.36%	Pay	9/8/16	(10)
JPMorgan Chase Bank NA	JPM U.S. Machinery Index††	648	3 Month USD LIBOR minus 0.245%	Pay	11/5/15	89
JPMorgan Chase Bank NA	JPMorgan U.S. Refineries Custom Basket††	560	3 Month USD LIBOR minus 0.06%	Pay	9/1/16	(12)
						$253

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Citi Australia Bank Custom Basket as of September 30, 2015.

Security Description	Index Weight
Citi Australia Bank Custom Basket
Australia & New Zealand Banking Group Ltd.	19.80%
Bank of Queensland Ltd.	1.14
Bendigo & Adelaide Bank Ltd.	1.19
Commonwealth Bank of Australia	32.65
National Australia Bank Ltd.	20.72
Westpac Banking Corp.	24.50
100.00%

The following table represents the equity basket holdings underlying the total return swap with DB Global Machinery Index as of September 30, 2015.

Security Description	Index Weight
DB Global Machinery Index
Alfa Laval AB	2.85%
Atlas Copco AB	8.34
Atlas Copco AB	4.52
CNH Industrial N.V.	3.32
Daewoo Shipbuilding & Marine Engineering	0.39
Doosan Infracore Co., Ltd.	0.43
GEA Group AG	3.40
Hino Motors Ltd.	1.31
Hitachi Construction Machinery Co., Ltd.	0.72
Hiwin Technologies Corp.	0.65
Hyundai Heavy Industries Co., Ltd.	2.49
Hyundai Mipo Dockyard Co., Ltd.	0.51
IMI PLC	2.27
JTEKT Corp.	1.48
Kawasaki Heavy Industries Ltd.	2.39
Komatsu Ltd.	6.70
Kone Oyj	5.78
Kubota Corp.	7.16
MAN SE	1.87
Melrose Industries PLC	2.38
Metso Oyj	1.44
NGK Insulators Ltd.	2.99
Samsung Heavy Industries Co., Ltd.	0.90
Sandvik AB	5.18
Schindler Holding AG	3.46
Schindler Holding AG	1.68
Sembcorp Marine Ltd.	0.75
SMC Corp.	5.67
Sulzer AG	1.37
Sumitomo Heavy Industries Ltd.	1.03
United Tractors Tbk PT	1.24
Vallourec SA	0.58
Volvo AB	7.68
Wartsila Oyj Abp	3.19
Weichai Power Co., Ltd.	0.48
Weir Group PLC (The)	2.27
Yangzijiang Shipbuilding Holdings Ltd.	0.80
Zoomlion Heavy Industry Science & Technology	0.33
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Auto Components Index as of September 30, 2015.

Security Description	Index Weight
GS Auto Components Index
Aisin Seiki Co., Ltd.	2.44%
Autoliv, Inc.	3.86
BorgWarner, Inc.	3.62
Bridgestone Corp.	8.55
Cheng Shin Rubber Industry Co., Ltd.	1.01
Cie Generale des Etablissements Michelin	6.47
Continental AG	8.92
Delphi Automotive PLC	8.69
Denso Corp.	7.80
GKN PLC	2.54
Hankook Tire Co., Ltd.	0.95
Hanon Systems	0.47
Hyundai Mobis Co., Ltd.	5.07
Hyundai Wia Corp.	0.68
Johnson Controls, Inc.	10.51
Koito Manufacturing Co., Ltd.	1.19
Magna International, Inc.	7.74
NGK Spark Plug Co., Ltd.	1.56
NHK Spring Co., Ltd.	0.58
NOK Corp.	0.78
Nokian Renkaat Oyj	1.40
Pirelli & C. SpA	1.52
Stanley Electric Co., Ltd.	1.08
Sumitomo Electric Industries Ltd.	3.66
Sumitomo Rubber Industries Ltd.	0.90
Toyoda Gosei Co., Ltd.	0.49
Toyota Industries Corp.	2.94
Valeo SA	3.89
Yokohama Rubber Co., Ltd. (The)	0.69
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Aerospace Index as of September 30, 2015.

Security Description	Index Weight
JPM Aerospace Index
Airbus Group SE	13.75%
B/E Aerospace, Inc.	1.50
Boeing Co. (The)	33.15
Bombardier, Inc.	0.72
KLX, Inc.	0.61
Precision Castparts Corp.	12.23
Rolls-Royce Holdings PLC	5.86
Safran SA	9.41
Textron, Inc.	4.86
Thales SA	2.84
TransDigm Group, Inc.	3.69
United Technologies Corp.	9.39
Zodiac Aerospace	1.99
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM U.S. Machinery Index as of September 30, 2015.

Security Description	Index Weight
JPM U.S. Machinery Index
AGCO Corp.	2.05%
Caterpillar, Inc.	20.99
Cummins, Inc.	9.58
Deere & Co.	12.19
Dover Corp.	4.78
Flowserve Corp.	2.76
Illinois Tool Works, Inc.	15.57
Ingersoll-Rand PLC	6.86
Joy Global, Inc.	0.78
PACCAR, Inc.	9.14
Parker-Hannifin Corp.	6.79
Pentair PLC	4.81
SPX Corp.	0.22
SPX FLOW, Inc.	0.64
Xylem, Inc.	2.84
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPMorgan U.S. Refineries Custom Basket as of September 30, 2015.

Security Description	Index Weight
JPMorgan U.S. Refineries Custom Basket
Delek U.S. Holdings, Inc.	1.30%
HollyFrontier Corp.	6.45
Marathon Petroleum Corp.	19.52
PBF Energy, Inc.	2.81
Phillips 66	23.97
Tesoro Corp.	16.33
Valero Energy Corp.	26.23
Western Refining, Inc.	3.39
100.00%

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR		London Interbank Offered Rate.
TIIE		Interbank Equilibrium Interest Rate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNY	—	Chinese Yuan Renminbi
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	52.5%
Fixed Income Securities	31.8
Short-Term Investments	10.2
Investment Companies	5.5
Other**	0.0	@@
Total Investments	100.0	%***

**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long/short futures contracts with an underlying face amount of approximately $57,565,000 with net unrealized depreciation of approximately $630,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $89,000 and does not include open swap agreements with net unrealized appreciation of approximately $141,000.

@@	Amount is less than 0.05%.

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (90.4%)
Aerospace & Defense (1.1%)
TransDigm Group, Inc. (a)	7,617	$1,618

Air Freight & Logistics (0.4%)
XPO Logistics, Inc. (a)(b)	28,865	688

Automobiles (4.7%)
Tesla Motors, Inc. (a)	29,486	7,324

Beverages (2.9%)
Monster Beverage Corp. (a)	33,589	4,539

Biotechnology (1.1%)
Alnylam Pharmaceuticals, Inc. (a)	8,751	703
Intrexon Corp. (a)	16,742	532
Seattle Genetics, Inc. (a)	11,035	426
		1,661
Communications Equipment (1.0%)
Palo Alto Networks, Inc. (a)	9,201	1,583

Consumer Finance (2.3%)
LendingClub Corp. (a)	270,437	3,578

Diversified Financial Services (5.7%)
McGraw Hill Financial, Inc.	47,315	4,093
MSCI, Inc.	79,902	4,751
		8,844
Electrical Equipment (0.4%)
SolarCity Corp. (a)(b)	14,908	637

Food Products (3.7%)
Keurig Green Mountain, Inc.	36,491	1,903
Mead Johnson Nutrition Co.	53,811	3,788
		5,691
Health Care Equipment & Supplies (4.8%)
DexCom, Inc. (a)	17,610	1,512
Intuitive Surgical, Inc. (a)	12,693	5,833
		7,345
Health Care Technology (3.3%)
athenahealth, Inc. (a)	37,692	5,026

Hotels, Restaurants & Leisure (3.1%)
Chipotle Mexican Grill, Inc. (a)	1,136	818
Dunkin’ Brands Group, Inc.	80,009	3,921
		4,739
Information Technology Services (4.4%)
FleetCor Technologies, Inc. (a)	25,293	3,481
Gartner, Inc. (a)	39,292	3,298
		6,779

Internet & Catalog Retail (2.5%)
TripAdvisor, Inc. (a)	10,620	669
Vipshop Holdings Ltd. ADR (China) (a)	65,786	1,105
Zalando SE (Germany) (a)(c)	33,924	1,124
zulily, Inc., Class A (a)	57,487	1,000
		3,898
Internet Software & Services (16.9%)
Autohome, Inc. ADR (China) (a)	50,498	1,643
Dropbox, Inc. (a)(d)(e)(f) (acquisition cost - $1,380; acquired 5/1/12)	152,532	2,825
LinkedIn Corp., Class A (a)	34,802	6,617
MercadoLibre, Inc. (Brazil)	12,560	1,144
Pandora Media, Inc. (a)	76,929	1,642
Twitter, Inc. (a)	221,133	5,957
Yelp, Inc. (a)	18,989	411
Youku Tudou, Inc. ADR (China) (a)	74,992	1,322
Zillow Group, Inc., Class A (a)(b)	54,700	1,571
Zillow Group, Inc., Class C (a)(b)	109,400	2,954
		26,086
Life Sciences Tools & Services (4.5%)
Illumina, Inc. (a)	39,478	6,941

Media (1.8%)
Legend Pictures LLC Ltd. (a)(d)(e)(f) (acquisition cost - $1,604; acquired 3/8/12)	1,500	2,767

Pharmaceuticals (5.5%)
Endo International PLC (a)	59,349	4,112
Zoetis, Inc.	106,360	4,380
		8,492
Professional Services (4.8%)
IHS, Inc., Class A (a)	28,916	3,354
Verisk Analytics, Inc. (a)	55,236	4,083
		7,437
Software (10.9%)
FireEye, Inc. (a)	43,604	1,387
Mobileye N.V. (a)	17,385	791
NetSuite, Inc. (a)	14,435	1,211
ServiceNow, Inc. (a)	54,790	3,805
Splunk, Inc. (a)	79,786	4,416
Tableau Software, Inc., Class A (a)	16,828	1,343
Workday, Inc., Class A (a)	56,390	3,883
		16,836
Specialty Retail (1.0%)
Ulta Salon Cosmetics & Fragrance, Inc. (a)	9,563	1,562

Tech Hardware, Storage & Peripherals (0.3%)
3D Systems Corp. (a)	22,091	255
Stratasys Ltd. (a)(b)	7,897	209
		464

Textiles, Apparel & Luxury Goods (3.3%)
Lululemon Athletica, Inc. (Canada) (a)	33,853	1,714
Michael Kors Holdings Ltd. (a)	52,387	2,213
Under Armour, Inc., Class A (a)	11,787	1,141
		5,068
Total Common Stocks (Cost $121,867)		139,603

Preferred Stocks (5.0%)
Internet & Catalog Retail (3.5%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost - $1,369; acquired 4/16/14)	33,636	3,132
Flipkart Online Services Pvt Ltd. Series D (a)(d)(e)(f) (acquisition cost - $385; acquired 10/4/13)	16,789	2,280
		5,412
Software (1.5%)
Palantir Technologies, Inc. Series G (a)(d)(e)(f) (acquisition cost - $455; acquired 7/19/12)	148,616	1,691
Palantir Technologies, Inc. Series H (a)(d)(e)(f) (acquisition cost - $102; acquired 10/25/13)	29,092	331
Palantir Technologies, Inc. Series H1 (a)(d)(e)(f) (acquisition cost - $102; acquired 10/25/13)	29,092	331
		2,353
Total Preferred Stocks (Cost $2,413)		7,765

Convertible Preferred Stocks (0.2%)
Internet & Catalog Retail (0.0%)
Peixe Urbano, Inc. (Brazil) (a)(d)(e)(f) (acquisition cost - $787; acquired 12/2/11)	23,881	10

Internet Software & Services (0.2%)
Dropbox, Inc. Series A (a)(d)(e)(f) (acquisition cost - $132; acquired 5/25/12)	14,641	271
Total Convertible Preferred Stocks (Cost $919)		281

	Notional Amount	Value (000)
Call Options Purchased (0.3%)
Foreign Currency Options (0.3%)
USD/CNY June 2016 @ CNY 6.70	24,283,524	316
USD/CNY November 2015 @ CNY 6.65	31,371,904	72
Total Call Options Purchased (Cost $197)		388

	Shares
Short-Term Investments (9.0%)
Securities held as Collateral on Loaned Securities (4.0%)
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	5,107,657	5,108

	Face Amount (000)	Value (000)
Repurchase Agreements (0.7%)
Barclays Capital, Inc., (0.10%, dated 9/30/15, due 10/1/15; proceeds $712; fully collateralized by various U.S. Government obligations; 1.50% - 2.75% due 5/31/19 - 2/15/24; valued at $727)	$712	712
BNP Paribas Securities Corp., (0.10%, dated 9/30/15, due 10/1/15; proceeds $297; fully collateralized by various U.S. Government agency securities; 1.63% - 6.00% due 7/1/18 - 9/1/45; valued at $303)	297	297
		1,009
Total Securities held as Collateral on Loaned Securities (Cost $6,117)		6,117

	Shares
Investment Company (5.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $7,735)	7,734,974	7,735
Total Short-Term Investments (Cost $13,852)		13,852
Total Investments (104.9%) (Cost $139,248) Including $6,015 of Securities Loaned (h)(i)		161,889
Liabilities in Excess of Other Assets (-4.9%)		(7,507)
Net Assets (100.0%)		$154,382

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2015 were approximately $6,015,000 and $6,170,000, respectively. The Portfolio received cash collateral of approximately $6,117,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $53,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2015 amounts to approximately $13,638,000 and represents 8.8% of net assets.

(e)	Security has been deemed illiquid at September 30, 2015.
(f)

At September 30, 2015, the Portfolio held fair valued securities valued at approximately $13,638,000, representing 8.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $5,000 relating to the Portfolio’s investment in the Liquidity Funds.

(h)

The approximate fair value and percentage of net assets, $1,124,000 and 0.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $38,912,000 and the aggregate gross unrealized depreciation is approximately $16,271,000 resulting in net unrealized appreciation of approximately $22,641,000.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	48.7%
Internet Software & Services	16.9
Software	12.3
Internet & Catalog Retail	6.0
Diversified Financial Services	5.7
Pharmaceuticals	5.4
Short-Term Investment	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2015.
**	Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (100.1%)
Apartments (18.8%)
AvalonBay Communities, Inc. REIT	130,344	$22,787
Camden Property Trust REIT	196,208	14,500
Equity Residential REIT	551,207	41,406
Essex Property Trust, Inc. REIT	26,120	5,836
		84,529
Diversified (6.8%)
Lexington Realty Trust REIT	25,031	203
Vornado Realty Trust REIT	337,411	30,509
		30,712
Health Care (6.4%)
Healthcare Realty Trust, Inc. REIT	93,321	2,319
Senior Housing Properties Trust REIT	251,306	4,071
Ventas, Inc. REIT	199,942	11,209
Welltower, Inc. REIT	163,504	11,073
		28,672
Industrial (3.7%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	11,760	6,433
DCT Industrial Trust, Inc. REIT	19,398	653
ProLogis, Inc. REIT	207,875	8,086
Rexford Industrial Realty, Inc. REIT	94,970	1,310
		16,482
Lodging/Resorts (12.3%)
Chesapeake Lodging Trust REIT	207,230	5,401
Hilton Worldwide Holdings, Inc.	481,253	11,040
Host Hotels & Resorts, Inc. REIT	1,450,431	22,931
La Quinta Holdings, Inc. (a)	48,300	762
LaSalle Hotel Properties REIT	106,782	3,032
Starwood Hotels & Resorts Worldwide, Inc.	146,494	9,739
Xenia Hotels & Resorts, Inc. REIT	133,858	2,337
		55,242
Manufactured Homes (1.3%)
Equity Lifestyle Properties, Inc. REIT	97,680	5,721

Mixed Industrial/Office (1.7%)
Duke Realty Corp. REIT	180,149	3,432
Liberty Property Trust REIT	129,335	4,075
		7,507
Office (13.0%)
Alexandria Real Estate Equities, Inc. REIT	2,968	251
BioMed Realty Trust, Inc. REIT	155,098	3,099
Boston Properties, Inc. REIT	197,325	23,363
BRCP REIT I, LP (a)(b)(c)(d)	2,928,671	188
BRCP REIT II, LP (a)(b)(c)(d)	7,155,500	4,480
Corporate Office Properties Trust REIT	114,040	2,398
Cousins Properties, Inc. REIT	473,245	4,363
Douglas Emmett, Inc. REIT	278,161	7,989
Hudson Pacific Properties, Inc. REIT	222,200	6,397
Mack-Cali Realty Corp. REIT	201,438	3,803

Paramount Group, Inc. REIT	116,679	1,960
		58,291
Regional Malls (18.1%)
General Growth Properties, Inc. REIT	595,941	15,476
Macerich Co. (The) REIT	23,778	1,827
Simon Property Group, Inc. REIT	320,555	58,892
WP GLIMCHER, Inc. REIT	434,960	5,072
		81,267
Retail Free Standing (2.4%)
National Retail Properties, Inc. REIT	120,757	4,380
Realty Income Corp. REIT	18,203	862
Spirit Realty Capital, Inc. REIT	2,587	24
STORE Capital Corp. REIT	268,643	5,550
		10,816
Self Storage (6.7%)
CubeSmart REIT	59,052	1,607
Public Storage REIT	118,076	24,988
Sovran Self Storage, Inc. REIT	38,400	3,621
		30,216
Shopping Centers (8.9%)
Acadia Realty Trust REIT	47,941	1,442
DDR Corp. REIT	74,457	1,145
Federal Realty Investment Trust REIT	15,608	2,130
Kimco Realty Corp. REIT	440,423	10,759
Regency Centers Corp. REIT	220,772	13,721
Tanger Factory Outlet Centers, Inc. REIT	321,456	10,598
		39,795
Total Common Stocks (Cost $304,490)		449,250

Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $3,364)	3,364,245	3,364
Total Investments (100.8%) (Cost $307,854) (f)		452,614
Liabilities in Excess of Other Assets (-0.8%)		(3,782)
Net Assets (100.0%)		$448,832

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2015.
(c)

Restricted security valued at fair value and not registered under the Securities Act of 1933, BRCP REIT I, LP was acquired between 12/04 - 5/08 and has a current cost basis of approximately $93,000. BRCP REIT II, LP was acquired between 1/07 - 4/11 and has a current cost basis of approximately $6,999,000. Cabot Industrial Value Fund II, LP was acquired between 3/07 - 5/09 and has a current cost basis of approximately $5,880,000. At September 30, 2015, these securities had an aggregate market value of approximately $11,101,000 representing 2.5% of net assets.

(d)

At September 30, 2015, the Portfolio held fair valued securities valued at approximately $11,101,000, representing 2.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Funds.

(f)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $158,258,000 and the aggregate gross unrealized depreciation is approximately $13,498,000 resulting in net unrealized appreciation of approximately $144,760,000.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Apartments	18.7%
Regional Malls	17.9
Office	12.9
Lodging/Resorts	12.2
Other*	9.7
Shopping Centers	8.8
Diversified	6.8
Self Storage	6.7
Health Care	6.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (97.9%)
Aerospace & Defense (3.2%)
BWX Technologies, Inc.	15,007	$395

Air Freight & Logistics (2.1%)
XPO Logistics, Inc. (a)(b)	10,704	255

Biotechnology (4.0%)
ACADIA Pharmaceuticals, Inc. (a)	1,051	35
Agios Pharmaceuticals, Inc. (a)	870	61
Alnylam Pharmaceuticals, Inc. (a)	683	55
Bellicum Pharmaceuticals, Inc. (a)	1,894	28
Clovis Oncology, Inc. (a)	672	62
Insmed, Inc. (a)	1,745	32
Intrexon Corp. (a)	2,547	81
Ironwood Pharmaceuticals, Inc. (a)	6,146	64
Juno Therapeutics, Inc. (a)(b)	878	36
Spark Therapeutics, Inc. (a)(b)	875	36
ZIOPHARM Oncology, Inc. (a)(b)	448	4
		494
Capital Markets (5.5%)
Financial Engines, Inc. (b)	7,366	217
WisdomTree Investments, Inc.	28,206	455
		672
Chemicals (0.6%)
Platform Specialty Products Corp. (a)	6,008	76

Consumer Finance (1.8%)
LendingClub Corp. (a)	16,168	214

Electronic Equipment, Instruments & Components (0.8%)
Cognex Corp.	1,526	53
FARO Technologies, Inc. (a)	1,267	44
		97
Health Care Equipment & Supplies (0.6%)
Penumbra, Inc. (a)	1,666	67

Health Care Providers & Services (3.2%)
HealthEquity, Inc. (a)	13,363	395

Health Care Technology (10.0%)
athenahealth, Inc. (a)	3,688	492
Castlight Health, Inc., Class B (a)(b)	20,228	85
Medidata Solutions, Inc. (a)	9,895	417
Press Ganey Holdings, Inc. (a)	3,739	110
Veeva Systems, Inc., Class A (a)	5,375	126
		1,230
Hotels, Restaurants & Leisure (6.9%)
Fiesta Restaurant Group, Inc. (a)	6,393	290
Habit Restaurants, Inc. (The) (a)(b)	6,011	129
Krispy Kreme Doughnuts, Inc. (a)	7,956	116
Lindblad Expeditions Holdings, Inc. (a)	5,040	49
Wingstop, Inc. (a)	1,696	41

Zoe’s Kitchen, Inc. (a)(b)	5,586	221
		846
Internet & Catalog Retail (8.4%)
Blue Nile, Inc. (a)	3,794	127
Etsy, Inc. (a)(b)	14,109	193
MakeMyTrip Ltd. (India) (a)(b)	6,289	87
Ocado Group PLC (United Kingdom) (a)	32,619	158
Qunar Cayman Islands Ltd. ADR (China) (a)	1,715	52
Wayfair, Inc., Class A (a)(b)	6,151	216
zulily, Inc., Class A (a)	11,221	195
		1,028
Internet Software & Services (23.1%)
Actua Corp. (a)	3,620	43
Angie’s List, Inc. (a)(b)	9,739	49
Autohome, Inc. ADR (China) (a)	4,341	141
Benefitfocus, Inc. (a)	6,453	202
Coupons.com, Inc. (a)(b)	7,613	68
Criteo SA ADR (France) (a)	11,128	418
Everyday Health, Inc. (a)	4,942	45
GrubHub, Inc. (a)	16,887	411
Just Eat PLC (United Kingdom) (a)	32,459	202
Marketo, Inc. (a)	6,187	176
New Relic, Inc. (a)	2,391	91
OPOWER, Inc. (a)(b)	5,967	53
Shutterstock, Inc. (a)(b)	3,946	119
Twitter, Inc. (a)	12,083	325
Youku Tudou, Inc. ADR (China) (a)	5,470	96
Zillow Group, Inc., Class A (a)(b)	4,789	138
Zillow Group, Inc., Class C (a)(b)	9,578	259
		2,836
Machinery (2.6%)
Manitowoc Co., Inc. (The)	21,142	317

Multi-line Retail (0.5%)
Ollie’s Bargain Outlet Holdings, Inc. (a)	3,798	61

Multi-Utilities (0.0%)
AET&D Holdings No. 1 Ltd. (Australia) (a)(c)(d)	113,183	—

Pharmaceuticals (0.9%)
Impax Laboratories, Inc. (a)	3,189	112

Professional Services (6.5%)
Advisory Board Co. (The) (a)	6,011	274
CEB, Inc.	3,712	254
WageWorks, Inc. (a)	5,931	267
		795
Software (9.8%)
Ellie Mae, Inc. (a)	4,034	269
FleetMatics Group PLC (a)	9,032	443
Guidewire Software, Inc. (a)	5,889	310
Xero Ltd. (Australia) (a)	4,412	42
Zendesk, Inc. (a)	7,045	139
		1,203

Specialty Retail (7.4%)
Five Below, Inc. (a)	13,069	439
Restoration Hardware Holdings, Inc. (a)	5,035	470
		909
Total Common Stocks (Cost $10,905)		12,002

Preferred Stocks (0.1%)
Internet Software & Services (0.1%)
Mode Media Corporation Series M-1 (a)(c)(d)(e) (acquisition cost - $142; acquired 3/19/08)	9,428	11
Mode Media Corporation Escrow Series M-1 (a)(c)(d)(e) (acquisition cost - $13; acquired 3/19/08)	1,346	1
Total Preferred Stocks (Cost $155)		12

Participation Note (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Lindblad Expeditions Holdings, Inc., Equity Linked Notes, expires 7/8/20 (a) (Cost $5)	2,520	4

Convertible Preferred Stock (0.0%)
Internet Software & Services (0.0%)
Youku Tudou, Inc., Class A (a)(c)(e) (acquisition cost - $-@; acquired 9/16/10) (Cost $-@)	17	—@

	Face Amount (000)	Value (000)
Promissory Notes (0.2%)
Internet Software & Services (0.2%)
Mode Media Corporation
9.00%, 12/3/19 (a)(c)(d)(e) (acquisition cost - $60; acquired 3/19/08)	$21	18
Mode Media Corporation Escrow
9.00%, 12/3/19 (a)(c)(d)(e) (acquisition cost - $1; acquired 3/19/08)	1	—@
Total Promissory Notes (Cost $61)		18

	Shares
Short-Term Investments (16.9%)
Securities held as Collateral on Loaned Securities (14.6%)
Investment Company (12.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	1,496,558	1,497

	Face Amount (000)
Repurchase Agreements (2.4%)
Barclays Capital, Inc., (0.10%, dated 9/30/15, due 10/1/15; proceeds $208; fully collateralized by various U.S. Government obligations; 1.50% - 2.75% due 5/31/19 - 2/15/24; valued at $213)	$208	208

BNP Paribas Securities Corp., (0.10%, dated 9/30/15, due 10/1/15; proceeds $87; fully collateralized by various U.S. Government agency securities; 1.63% - 6.00% due 7/1/18 - 9/1/45; valued at $89)	87	87
		295
Total Securities held as Collateral on Loaned Securities (Cost $1,792)		1,792

	Shares	Value (000)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $282)	281,605	282
Total Short-Term Investments (Cost $2,074)		2,074
Total Investments (115.1%) (Cost $13,200) Including $2,043 of Securities Loaned (g)(h)		14,110
Liabilities in Excess of Other Assets (-15.1%)		(1,853)
Net Assets (100.0%)		$12,257

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2015 were approximately $2,043,000 and $2,072,000, respectively. The Portfolio received cash collateral of approximately $1,792,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $280,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security has been deemed illiquid at September 30, 2015.
(d)

At September 30, 2015, the Portfolio held fair valued securities valued at approximately $30,000, representing 0.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2015 amounts to approximately $30,000 and represents 0.2% of net assets.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $402,000 and 3.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,414,000 and the aggregate gross unrealized depreciation is approximately $1,504,000 resulting in net unrealized appreciation of approximately $910,000.

@	Value is less than $500.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Internet Software & Services	23.3%
Other**	22.4
Health Care Technology	10.0
Software	9.8
Internet & Catalog Retail	8.3
Specialty Retail	7.4
Hotels, Restaurants & Leisure	6.9
Professional Services	6.4
Capital Markets	5.5
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2015.
**	Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (92.6%)
Automobiles (4.6%)
Tesla Motors, Inc. (a)	36,087	$8,964

Beverages (3.0%)
Monster Beverage Corp. (a)	42,900	5,797

Biotechnology (1.7%)
Alexion Pharmaceuticals, Inc. (a)	5,203	814
Alnylam Pharmaceuticals, Inc. (a)	8,608	692
Intrexon Corp. (a)	20,989	667
Regeneron Pharmaceuticals, Inc. (a)	2,621	1,219
		3,392
Chemicals (1.0%)
Monsanto Co.	21,972	1,875

Consumer Finance (0.7%)
LendingClub Corp. (a)	100,599	1,331

Diversified Financial Services (3.5%)
McGraw Hill Financial, Inc.	54,826	4,743
MSCI, Inc.	35,320	2,100
		6,843
Electrical Equipment (0.4%)
SolarCity Corp. (a)(b)	16,782	717

Food & Staples Retailing (1.4%)
Walgreens Boots Alliance, Inc.	33,473	2,782

Food Products (3.4%)
Keurig Green Mountain, Inc.	42,282	2,204
Mead Johnson Nutrition Co.	62,239	4,382
		6,586
Health Care Equipment & Supplies (3.6%)
Intuitive Surgical, Inc. (a)	15,085	6,933

Health Care Technology (1.0%)
athenahealth, Inc. (a)	15,244	2,033

Hotels, Restaurants & Leisure (2.6%)
Starbucks Corp.	88,867	5,051

Information Technology Services (4.5%)
Mastercard, Inc., Class A	54,717	4,931
Visa, Inc., Class A	55,148	3,842
		8,773
Internet & Catalog Retail (14.9%)
Amazon.com, Inc. (a)	36,182	18,521
JD.com, Inc. ADR (China) (a)	72,378	1,886
Netflix, Inc. (a)	17,278	1,784
Priceline Group, Inc. (The) (a)	5,360	6,630
		28,821

Internet Software & Services (21.5%)
Alibaba Group Holding Ltd. ADR (China) (a)	29,572	1,744
Alphabet, Inc., Class C (a)	14,442	8,787
Facebook, Inc., Class A (a)	175,629	15,789
LinkedIn Corp., Class A (a)	42,557	8,091
Twitter, Inc. (a)	270,407	7,285
		41,696
Life Sciences Tools & Services (4.5%)
Illumina, Inc. (a)	49,552	8,712

Media (2.0%)
Legend Pictures LLC Ltd. (a)(c)(d)(e) (acquisition cost - $1,250; acquired 10/15/14)	590	1,088
Naspers Ltd., Class N (South Africa)	22,595	2,835
		3,923
Pharmaceuticals (7.5%)
Allergan PLC (a)	9,906	2,693
Valeant Pharmaceuticals International, Inc. (Canada) (a)	37,699	6,725
Zoetis, Inc.	122,983	5,064
		14,482
Software (6.6%)
Salesforce.com, Inc. (a)	92,797	6,443
Splunk, Inc. (a)	34,037	1,884
Workday, Inc., Class A (a)	64,792	4,461
		12,788
Tech Hardware, Storage & Peripherals (3.0%)
Apple, Inc.	53,057	5,852

Textiles, Apparel & Luxury Goods (1.2%)
Michael Kors Holdings Ltd. (a)	55,547	2,346
Total Common Stocks (Cost $106,910)		179,697

Preferred Stocks (1.8%)
Internet & Catalog Retail (1.6%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost - $1,335; acquired 4/16/14)	32,784	3,052

Internet Software & Services (0.2%)
Dropbox, Inc. Series C (a)(c)(d)(e) (acquisition cost - $485; acquired 1/30/14)	25,401	471
Total Preferred Stocks (Cost $1,820)		3,523

	Notional Amount	Value (000)
Call Options Purchased (0.2%)
Foreign Currency Options (0.2%)
USD/CNY June 2016 @ CNY 6.70	27,582,683	359
USD/CNY November 2015 @ CNY 6.65	32,646,016	75
Total Call Options Purchased (Cost $215)		434

	Shares	Value (000)
Short-Term Investments (6.4%)
Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	588,546	589

	Face Amount (000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (0.10%, dated 9/30/15, due 10/1/15; proceeds $82; fully collateralized by various U.S. Government obligations; 1.50% - 2.75% due 5/31/19 - 2/15/24; valued at $84)	$82	82
BNP Paribas Securities Corp., (0.10%, dated 9/30/15, due 10/1/15; proceeds $34; fully collateralized by various U.S. Government agency securities; 1.63% - 6.00% due 7/1/18 - 9/1/45; valued at $35)	34	34
		116
Total Securities held as Collateral on Loaned Securities (Cost $705)		705

	Shares
Investment Company (6.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $11,714)	11,714,346	11,714
Total Short-Term Investments (Cost $12,419)		12,419
Total Investments (101.0%) (Cost $121,364) Including $717 of Securities Loaned (g)(h)		196,073
Liabilities in Excess of Other Assets (-1.0%)		(2,006)
Net Assets (100.0%)		$194,067

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2015 were approximately $717,000 and $705,000, respectively. The Portfolio received cash collateral of approximately $705,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

At September 30, 2015, the Portfolio held fair valued securities valued at approximately $4,611,000, representing 2.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)	Security has been deemed illiquid at September 30, 2015.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2015 amounts to approximately $4,611,000 and represents 2.4% of net assets.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $5,000 relating to the Portfolio’s investment in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $2,835,000 and 1.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $85,487,000 and the aggregate gross unrealized depreciation is approximately $10,778,000 resulting in net unrealized appreciation of approximately $74,709,000.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	42.2%
Internet Software & Services	21.6
Internet & Catalog Retail	16.3
Pharmaceuticals	7.4
Software	6.5
Short-Term Investment	6.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2015.
**	Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Notes to the Portfolio of Investments • September 30, 2015 (unaudited)

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Directors (the “Directors”). The pricing service may utilize a matrix system or other model incorporating attributes such as  security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer  market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing  service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Directors or quotes from a broker or dealer; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”) determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$405	$—		$405
Agency Fixed Rate Mortgages	—	38,856	—		38,856
Asset-Backed Securities	—	9,050	—		9,050
Collateralized Mortgage Obligations - Agency Collateral Series	—	5,369	—		5,369
Commercial Mortgage-Backed Securities	—	14,410	—		14,410
Corporate Bonds	—	71,713	—	†	71,713 †
Mortgages - Other	—	16,937	—		16,937
Municipal Bonds	—	1,833	—		1,833
Sovereign	—	15,621	—		15,621
U.S. Agency Security	—	3,195	—		3,195
U.S. Treasury Securities	—	18,141	—		18,141
Total Fixed Income Securities	—	195,530	—	†	195,530 †
Short-Term Investments
Investment Company	29,253	—	—		29,253
Repurchase Agreements	—	737	—		737
U.S Treasury Security	—	1,424	—		1,424
Total Short-Term Investments	29,253	2,161	—		31,414
Foreign Currency Forward Exchange Contracts	—	86	—		86
Futures Contracts	253	—	—		253
Credit Default Swap Agreements	—	37	—		37
Total Assets	29,506	197,814	—	†	227,320 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(26)	—		(26)
Futures Contract	(356)	—	—		(356)
Credit Default Swap Agreements	—	(66)	—		(66)
Interest Rate Swap Agreements	—	(344)	—		(344)
Total Liabilities	(356)	(436)	—		(792)
Total	$29,150	$197,378	$—	†	$226,528 †

†                 Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Core Plus Fixed Income	Corporate Bond (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2015	$—

†                 Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$25,246	$—	$25,246
Sovereign	—	200,713	—	200,713
Total Fixed Income Securities	—	225,959	—	225,959
Warrants	—	135	—	135
Short-Term Investments
Investment Company	11,939	—	—	11,939
Repurchase Agreements	—	1,085	—	1,085
Total Short-Term Investments	11,939	1,085	—	13,024
Total Assets	11,939	227,179	—	239,118
Liabilities:
Futures Contract	(109)	—	—	(109)
Total	$11,830	$227,179	$—	$239,009

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Equity
Assets:
Common Stocks
Aerospace & Defense	$227	$1,012	$—	$1,239
Airlines	536	—	—	536
Automobiles	—	6,674	—	6,674
Banks	11,060	36,898	—	47,958
Beverages	5,902	387	—	6,289
Chemicals	1,702	3,223	—	4,925
Construction & Engineering	—	2,853	—	2,853
Construction Materials	4,910	3,479	—	8,389
Consumer Finance	—	2,680	—	2,680
Diversified Consumer Services	1,073	—	—	1,073
Diversified Financial Services	1,389	5,550	—	6,939
Diversified Telecommunication Services	969	1,881	—	2,850
Electronic Equipment, Instruments & Components	—	7,101	—	7,101
Food & Staples Retailing	1,594	4,101	—	5,695
Food Products	5,560	5,040	—	10,600
Health Care Providers & Services	—	2,847	—	2,847
Hotels, Restaurants & Leisure	1,884	1,166	—	3,050
Household Durables	—	7,156	—	7,156
Independent Power Producers & Energy Traders	—	928	—	928
Industrial Conglomerates	3,134	6,191	—	9,325
Information Technology Services	—	1,798	—	1,798
Insurance	—	11,522	—	11,522
Internet & Catalog Retail	1,501	—	—	1,501
Internet Software & Services	3,513	12,159	—	15,672
Machinery	—	4,795	—	4,795
Media	—	6,058	—	6,058
Multi-line Retail	2,853	2,251	—	5,104
Oil, Gas & Consumable Fuels	1,397	6,890	—	8,287
Paper & Forest Products	—	2,980	—	2,980
Personal Products	—	5,713	—	5,713
Pharmaceuticals	—	7,324	—	7,324
Professional Services	—	1,965	—	1,965
Real Estate Management & Development	—	2,715	—	2,715
Road & Rail	—	1,269	—	1,269
Semiconductors & Semiconductor Equipment	212	11,999	—	12,211
Software	—	1,531	—	1,531
Specialty Retail	—	2,978	—	2,978
Tech Hardware, Storage & Peripherals	—	12,852	—	12,852
Textiles, Apparel & Luxury Goods	—	9,236	—	9,236
Trading Companies & Distributors	—	646	—	646
Transportation Infrastructure	—	1,653	—	1,653
Wireless Telecommunication Services	—	18,423	—	18,423
Total Common Stocks	49,416	225,924	—	275,340
Investment Company	—	1,444	—	1,444
Short-Term Investments
Investment Company	9,563	—	—	9,563
Repurchase Agreements	—	826	—	826
Total Short-Term Investments	9,563	826	—	10,389
Foreign Currency Forward Exchange Contract	—	79	—	79
Total Assets	58,979	228,273	—	287,252
Liabilities:
Foreign Currency Forward Exchange Contract	—	(97)	—	(97)
Total	$58,979	$228,176	$—	$287,155

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$—	$1,516	$—	$1,516
Diversified Financial Services	473	—	—	473
Food Products	2,303	4,436	—	6,739
Household Products	1,018	3,440	—	4,458
Industrial Conglomerates	824	—	—	824
Information Technology Services	4,943	—	—	4,943
Media	5,396	1,111	—	6,507
Personal Products	—	3,160	—	3,160
Pharmaceuticals	—	1,168	—	1,168
Professional Services	—	855	—	855
Software	3,682	877	—	4,559
Textiles, Apparel & Luxury Goods	1,086	—	—	1,086
Tobacco	3,753	5,126	—	8,879
Total Common Stocks	23,478	21,689	—	45,167
Short-Term Investment
Investment Company	951	—	—	951
Total Assets	$24,429	$21,689	$—	$46,118

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$—	$1,733	$—	$1,733
Communications	9,218	1,169	—	10,387
Diversified	—	3,297	—	3,297
Electricity Transmission & Distribution	5,135	4,335	—	9,470
Oil & Gas Storage & Transportation	28,228	1,538	—	29,766
PPA Contracted Renewables	4,559	1,896	—	6,455
Railroads	704	—	—	704
Toll Roads	1,297	6,733	—	8,030
Water	760	6,406	—	7,166
Total Common Stocks	49,901	27,107	—	77,008
Short-Term Investments
Investment Company	1,159	—	—	1,159
Repurchase Agreements	—	23	—	23
Total Short-Term Investments	1,159	23	—	1,182
Total Assets	$51,060	$27,130	$—	$78,190

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$3,360	$22,819	$—	†	$26,179	†
Health Care	3,117	—	—		3,117
Industrial	1,285	1,684	—		2,969
Lodging/Resorts	5,904	—	—		5,904
Mixed Industrial/Office	1,269	389	—		1,658
Office	6,031	6,113	—		12,144
Residential	10,827	1,695	—		12,522
Retail	16,459	8,419	—		24,878
Self Storage	3,425	—	—		3,425
Total Common Stocks	51,677	41,119	—	†	92,796	†
Short-Term Investment
Investment Company	64	—	—		64
Total Assets	$51,741	$41,119	$—	†	$92,860	†

†                 Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Real Estate	Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2015	$—

†                 Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$4,762	$—	$4,762
Asset-Backed Securities	—	418	—	418
Collateralized Mortgage Obligations - Agency Collateral Series	—	348	—	348
Commercial Mortgage-Backed Securities	—	1,607	—	1,607
Corporate Bonds	—	15,172	—	15,172
Mortgages - Other	—	195	—	195
Sovereign	—	19,125	—	19,125
U.S. Treasury Securities	—	4,583	—	4,583
Total Fixed Income Securities	—	46,210	—	46,210
Common Stocks
Aerospace & Defense	1,619	328	—	1,947
Air Freight & Logistics	659	35	—	694
Airlines	—	358	—	358
Auto Components	53	201	—	254
Automobiles	218	487	—	705
Banks	3,529	5,507	—	9,036
Beverages	552	741	—	1,293
Biotechnology	1,389	159	—	1,548
Building Products	—	581	—	581
Capital Markets	756	968	—	1,724
Chemicals	541	631	—	1,172
Commercial Services & Supplies	98	105	—	203
Communications Equipment	1,199	165	—	1,364
Construction & Engineering	2	730	—	732
Construction Materials	—	322	—	322
Consumer Finance	1,000	—	—	1,000
Containers & Packaging	21	49	—	70
Diversified Consumer Services	33	—	—	33
Diversified Financial Services	505	515	—	1,020
Diversified Telecommunication Services	807	953	—	1,760
Electric Utilities	382	359	—	741
Electrical Equipment	140	313	—	453
Electronic Equipment, Instruments & Components	57	250	—	307
Energy Equipment & Services	1,292	57	—	1,349
Food & Staples Retailing	2,031	333	—	2,364
Food Products	211	885	—	1,096
Gas Utilities	5	76	—	81
Health Care Equipment & Supplies	894	267	—	1,161
Health Care Providers & Services	1,096	51	—	1,147
Health Care Technology	40	—	—	40
Hotels, Restaurants & Leisure	865	538	—	1,403
Household Durables	—	124	—	124
Household Products	1,455	379	—	1,834
Independent Power Producers & Energy Traders	4	5	—	9
Industrial Conglomerates	984	206	—	1,190
Information Technology Services	2,041	628	—	2,669
Insurance	452	1,439	—	1,891
Internet & Catalog Retail	665	26	—	691
Internet Software & Services	1,365	18	—	1,383
Life Sciences Tools & Services	54	69	—	123
Machinery	216	543	—	759
Marine	—	71	—	71
Media	1,670	766	—	2,436
Metals & Mining	1,459	725	—	2,184
Multi-Utilities	167	350	—	517
Multi-line Retail	671	183	—	854
Oil, Gas & Consumable Fuels	2,621	1,118	—	3,739
Paper & Forest Products	—	16	—	16
Personal Products	30	391	—	421
Pharmaceuticals	2,698	2,629	—	5,327
Professional Services	44	1,002	—	1,046
Real Estate Investment Trusts (REITs)	616	391	—	1,007
Real Estate Management & Development	34	318	—	352
Road & Rail	611	235	—	846
Semiconductors & Semiconductor Equipment	776	229	3	1,008
Software	1,470	79	—	1,549
Specialty Retail	1,758	227	—	1,985
Tech Hardware, Storage & Peripherals	2,342	136	—	2,478
Textiles, Apparel & Luxury Goods	751	331	—	1,082
Thrifts & Mortgage Finance	8	—	—	8
Tobacco	723	662	—	1,385
Trading Companies & Distributors	4	251	—	255
Transportation Infrastructure	—	494	—	494
Water Utilities	—	83	—	83
Wireless Telecommunication Services	26	560	—	586
Total Common Stocks	45,709	30,648	3	76,360
Rights	—	—@	—	—@
Warrant	1	—	—	1
Investment Companies	8,018	—	—	8,018
Short-Term Investments
Investment Company	13,148	—	—	13,148
U.S Treasury Security	—	1,734	—	1,734
Total Short-Term Investments	13,148	1,734	—	14,882
Foreign Currency Forward Exchange Contracts	—	363	—	363
Futures Contracts	245	—	—	245
Credit Default Swap Agreements	—	22	—	22
Interest Rate Swap Agreement	—	—@	—	—@
Total Return Swap Agreements	—	282	—	282
Total Assets	67,121	79,259	3	146,383
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(452)	—	(452)
Futures Contracts	(875)	—	—	(875)
Credit Default Swap Agreements	—	(—@ )	—	(—@ )
Interest Rate Swap Agreements	—	(134)	—	(134)
Total Return Swap Agreements	—	(29)	—	(29)
Total Liabilities	(875)	(615)	—	(1,490)
Total	$66,246	$78,644	$3	$144,893

@       Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Strategist	Common Stock (000)
Beginning Balance	$—
Purchases	16
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(13)
Realized gains (losses)	—
Ending Balance	$3

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2015	$(13)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2015. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

										Impact to
	Fair Value at	Valuation	Unobservable							Valuation from an
Global Strategist	September 30, 2015 (000)	Technique	Input	Range				Selected Value		Increase in Input

Semiconductors & Semiconductors Equipment
Common Stock	$3	Market Transaction Method	Last Traded Price	$0.50		$0.50		$0.50		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	13.0%		13.0%		13.0%		Decrease
			Long-Term Growth Rate	3.5%		3.5%		3.5%		Increase
			Capitalization Rate	9.5%		9.5%		9.5%		Increase
		Market Comparable Companies	Enterprise Value/EBITDA	5.6	x	6.9	x	6.0	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$1,618	$—	$—	$1,618
Air Freight & Logistics	688	—	—	688
Automobiles	7,324	—	—	7,324
Beverages	4,539	—	—	4,539
Biotechnology	1,661	—	—	1,661
Communications Equipment	1,583	—	—	1,583
Consumer Finance	3,578	—	—	3,578
Diversified Financial Services	8,844	—	—	8,844
Electrical Equipment	637	—	—	637
Food Products	5,691	—	—	5,691
Health Care Equipment & Supplies	7,345	—	—	7,345
Health Care Technology	5,026	—	—	5,026
Hotels, Restaurants & Leisure	4,739	—	—	4,739
Information Technology Services	6,779	—	—	6,779
Internet & Catalog Retail	2,774	1,124	—	3,898
Internet Software & Services	23,261	—	2,825	26,086
Life Sciences Tools & Services	6,941	—	—	6,941
Media	—	—	2,767	2,767
Pharmaceuticals	8,492	—	—	8,492
Professional Services	7,437	—	—	7,437
Software	16,836	—	—	16,836
Specialty Retail	1,562	—	—	1,562
Tech Hardware, Storage & Peripherals	464	—	—	464
Textiles, Apparel & Luxury Goods	5,068	—	—	5,068
Total Common Stocks	132,887	1,124	5,592	139,603
Preferred Stocks	—	—	7,765	7,765
Convertible Preferred Stocks	—	—	281	281
Call Options Purchased	—	388	—	388
Short-Term Investments
Investment Company	12,843	—	—	12,843
Repurchase Agreements	—	1,009	—	1,009
Total Short-Term Investments	12,843	1,009	—	13,852
Total Assets	$145,730	$2,521	$13,638	$161,889

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Mid Cap Growth	Common Stocks (000)	Preferred Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$6,051	$5,365	$290
Purchases	—	—	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	—
Change in unrealized appreciation (depreciation)	(459)	2,400	(9)
Realized gains (losses)	—	—	—
Ending Balance	$5,592	$7,765	$281

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2015	$(459)	$2,400	$(9)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2015. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

										Impact to
	Fair Value at	Valuation	Unobservable							Valuation from an
Mid Cap Growth	September 30, 2015 (000)	Technique	Input	Range				Selected Value		Increase in Input
Internet & Catalog Retail
Convertible Preferred Stock	$10	Market Transaction Method	Escrow Cash Receivable from Liquidation	$0.43		$0.43		$0.43		Increase
Preferred Stocks	$3,132	Market Transaction Method	Issuance Price of Financing	$93.09		$93.09		$93.09		Increase
	$2,280	Market Transaction Method	Precedent Transaction	$142.24		$142.24		$142.24		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.6	x	6.0	x	4.8	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Internet Software & Services
Common Stock	$2,825	Market Transaction Method	Third Party Tender Offer/Series C Preferred	$19.10		$19.10		$19.10		Increase
Convertible Preferred Stock	$271	Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.9	x	18.2	x	12.8	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Media
Common Stock	$2,767	Market Transaction Method	Precedent Transaction	$2,119.29		$2,119.29		$2,119.29		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		17.0%		16.0%		Decrease
			Perpetual Growth Rate	3.0%		5.0%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.5	x	7.2	x	5.9	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Software
Preferred Stocks	$2,353	Market Transaction Method	Issuance Price of Financing	$11.38		$11.38		$11.38		Increase

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$84,529	$—	$—	$84,529
Diversified	30,712	—	—	30,712
Health Care	28,672	—	—	28,672
Industrial	10,049	—	6,433	16,482
Lodging/Resorts	55,242	—	—	55,242
Manufactured Homes	5,721	—	—	5,721
Mixed Industrial/Office	7,507	—	—	7,507
Office	53,623	—	4,668	58,291
Regional Malls	81,267	—	—	81,267
Retail Free Standing	10,816	—	—	10,816
Self Storage	30,216	—	—	30,216
Shopping Centers	39,795	—	—	39,795
Total Common Stocks	438,149	—	11,101	449,250
Short-Term Investment
Investment Company	3,364	—	—	3,364
Total Assets	$441,513	$—	$11,101	$452,614

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

U.S. Real Estate	Common Stocks (000)
Beginning Balance	$16,612
Purchases	430
Sales	(6,121)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(807)
Change in unrealized appreciation (depreciation)	(1,298)
Realized gains (losses)	2,285
Ending Balance	$11,101

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2015	$1,012

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2015.

	Fair Value at	Valuation	Unobservable
U.S. Real Estate	September 30, 2015 (000)	Technique	Input
Industrial
Common Stocks	$6,433	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date, as applicable	Adjusted Capital Balance

Office
Common Stocks	$4,668	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date, as applicable	Adjusted Capital Balance

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Small Company Growth
Assets:
Common Stocks
Aerospace & Defense	$395	$—	$—		$395
Air Freight & Logistics	255	—	—		255
Biotechnology	494	—	—		494
Capital Markets	672	—	—		672
Chemicals	76	—	—		76
Consumer Finance	214	—	—		214
Electronic Equipment, Instruments & Components	97	—	—		97
Health Care Equipment & Supplies	67	—	—		67
Health Care Providers & Services	395	—	—		395
Health Care Technology	1,230	—	—		1,230
Hotels, Restaurants & Leisure	846	—	—		846
Internet & Catalog Retail	870	158	—		1,028
Internet Software & Services	2,634	202	—		2,836
Machinery	317	—	—		317
Multi-Utilities	—	—	—	†	—	†
Multi-line Retail	61	—	—		61
Pharmaceuticals	112	—	—		112
Professional Services	795	—	—		795
Software	1,161	42	—		1,203
Specialty Retail	909	—	—		909
Total Common Stocks	11,600	402	—	†	12,002	†
Preferred Stocks	—	—	12		12
Participation Note	4	—	—		4
Convertible Preferred Stock	—	—@	—		—@
Promissory Notes	—	—	18		18
Short-Term Investments
Investment Company	1,779	—	—		1,779
Repurchase Agreements	—	295	—		295
Total Short-Term Investments	1,779	295	—		2,074
Total Assets	$13,383	$697	$30	†	$14,110	†

@	Value is less than $500.
†	Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Small Company Growth	Common Stock (000)		Preferred Stocks (000)	Convertible Preferred Stock (000)		Promissory Notes (000)
Beginning Balance	$—	†	$18	$ —@		$18
Purchases	—		—	—		—
Sales	—		—	—		—
Amortization of discount	—		—	—		—
Transfers in	—		—	—		—
Transfers out	—		—	(—@	)	—
Corporate actions	—		—	—		—
Change in unrealized appreciation (depreciation)	—		(6)	(—@	)	—
Realized gains (losses)	—		—	—		—
Ending Balance	$—	†	$12	$—		$18

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2015	$—		$(6)	$ (—@	)	$—

@	Value is less than $500.
†	Includes one security which was valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2015. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Impact to
Fair Value at	Valuation	Unobservable	Valuation from an
Small Company Growth	September 30, 2015 (000)	Technique	Input	Range	Selected Value	Increase in Input

Internet Software & Services
Preferred Stock	$11	Market Transaction Method	Precedent Transaction	$0.99	$0.99	$0.99	Increase
Discounted Cash Flow	Weighted Average Cost of Capital	16.5%	18.5%	17.5%	Decrease
Perpetual Growth Rate	2.0%	3.0%	2.5%	Increase
Market Comparable Companies	Enterprise Value/Revenue	1.5	x	6.3	x	3.8	x	Increase
Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease
Preferred Stock - Escrow	$1	Discount for Escrow	54.8%	54.8%	54.8%	Decrease

Promissory Note	$18	Market Transaction	Valuation at Issuance as a Percentage of Principal	100.0%	100.0%	100%	Increase
Cost of Debt	14.1%	14.1%	14.1%	Decrease
Valuation as a Percentage of Principal	87.6%	87.6%	87.6%	Increase

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Automobiles	$8,964	$—	$—	$8,964
Beverages	5,797	—	—	5,797
Biotechnology	3,392	—	—	3,392
Chemicals	1,875	—	—	1,875
Consumer Finance	1,331	—	—	1,331
Diversified Financial Services	6,843	—	—	6,843
Electrical Equipment	717	—	—	717
Food & Staples Retailing	2,782	—	—	2,782
Food Products	6,586	—	—	6,586
Health Care Equipment & Supplies	6,933	—	—	6,933
Health Care Technology	2,033	—	—	2,033
Hotels, Restaurants & Leisure	5,051	—	—	5,051
Information Technology Services	8,773	—	—	8,773
Internet & Catalog Retail	28,821	—	—	28,821
Internet Software & Services	41,696	—	—	41,696
Life Sciences Tools & Services	8,712	—	—	8,712
Media	—	2,835	1,088	3,923
Pharmaceuticals	14,482	—	—	14,482
Software	12,788	—	—	12,788
Tech Hardware, Storage & Peripherals	5,852	—	—	5,852
Textiles, Apparel & Luxury Goods	2,346	—	—	2,346
Total Common Stocks	175,774	2,835	1,088	179,697
Preferred Stocks	—	—	3,523	3,523
Call Options Purchased	—	434	—	434
Short-Term Investments
Investment Company	12,303	—	—	12,303
Repurchase Agreements	—	116	—	116
Total Short-Term Investments	12,303	116	—	12,419
Total Assets	$188,077	$3,385	$4,611	$196,073

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Growth	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$1,234	$2,138
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	(146)	1,385
Realized gains (losses)	—	—
Ending Balance	$1,088	$3,523

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2015	$(146)	$1,385

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2015. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

										Impact to
	Fair Value at	Valuation	Unobservable							Valuation from an
Growth	September 30, 2015 (000)	Technique	Input	Range				Selected Value		Increase in Input

Internet & Catalog Retail
Preferred Stock	$3,052	Market Transaction Method	Issuance Price of Financing	$93.09		$93.09		$93.09		Increase

Internet Software & Services
Preferred Stock	$471	Market Transaction Method	Third Party Tender Offer/Series C Preferred	$19.10		$19.10		$19.10		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.9	x	18.2	x	12.8	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Media
Common Stock	$1,088	Market Transaction Method	Precedent Transaction	$2,119.29		$2,119.29		$2,119.29		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		17.0%		16.0%		Decrease
			Perpetual Growth Rate	3.0%		5.0%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.5	x	7.2	x	5.9	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2015, securities transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2014 were valued using other significant observable inputs at September 30, 2015. The value of the transfer was approximately as follows:

Global Strategist	Global Real Estate
$263,000	$97,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2015, securities transferred from Level 2 to Level 1. Securities that were valued using significant other inputs at December 31, 2014 were valued using unadjusted quoted prices at September 30, 2015. The values of the transfers were approximately as follows:

Emerging Markets Equity	Global Infrastructure	Global Real Estate
$16,887,000	$296,000	$344,000

At September 30, 2015, the Small Company Growth Porfolio held a security that transferred from Level 3 to Level 2. This security was valued using significant unobservable inputs at December 31, 2014 and was valued using other significant observable inputs at September 30, 2015. The value of the transfer was approximately as follows:

Small Company Growth
$	(—@	)

@ Value is less than $500.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Universal Institutional Funds, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2015